UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Bond Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Bond Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS - 97.3%
Aerospace - 1.8%
BE Aerospace, Inc., 8.5%, 2018	$2,258,000	$2,416,060
Bombardier, Inc., 7.75%, 2020 (n)	1,925,000	2,050,125

		$4,466,185

Airlines - 0.6%
Continental Airlines, Inc., 7.25%, 2021	$356,969	$371,248
Continental Airlines, Inc., FRN, 0.677%, 2013	1,233,255	1,183,925

		$1,555,173

Apparel Manufacturers - 0.9%
Hanesbrands, Inc., 6.375%, 2020	$1,175,000	$1,139,750
Phillips-Van Heusen Corp., 7.375%, 2020	1,174,000	1,223,895

		$2,363,645

Asset-Backed & Securitized - 5.0%
Anthracite Ltd., “A”, CDO, FRN, 0.593%, 2019 (z)	$409,826	$340,156
ARCap REIT, Inc., CDO, “G”, FRN, 6.099%, 2045 (a)(d)(z)	350,000	875
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.837%, 2040 (z)	332,831	188,459
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	1,493,894	1,475,221
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	514,266	530,106
Commercial Mortgage Acceptance Corp., FRN, 2.051%, 2030 (i)	1,016,313	43,830
Commercial Mortgage Pass- Through Certificates, “A4”, 5.306%, 2046	397,355	417,044
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	454,000	474,990
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	362,380	315,271
Falcon Franchise Loan LLC, FRN, 3.91%, 2025 (i)(z)	935,432	68,380
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	292,128	299,377
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	678,364	637,662
GMAC LLC, FRN, 6.02%, 2033 (z)	358,289	365,219
GMAC LLC, FRN, 7.967%, 2034 (n)	825,000	737,632
Greenwich Capital Commercial Funding Corp., FRN, 6.073%, 2038	350,000	327,276
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,020,006	1,057,572

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.572%, 2042 (n)	$765,072	$76,516
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	1,195,039	1,248,853
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.184%, 2051	2,617,888	2,777,302
KKR Financial CLO Ltd., “C”, FRN, 1.736%, 2021 (n)	505,395	373,992
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.058%, 2030 (i)	1,371,648	26,787
Morgan Stanley Capital I, Inc., FRN, 1.185%, 2030 (i)(n)	2,379,074	66,750
Prudential Securities Secured Financing Corp., FRN, 7.318%, 2013 (z)	567,000	545,631
Spirit Master Funding LLC, 5.05%, 2023 (z)	344,648	316,607

		$12,711,508

Automotive - 3.2%
Ford Motor Credit Co. LLC, 8%, 2014	$1,415,000	$1,500,187
Ford Motor Credit Co. LLC, 5%, 2018	1,000,000	965,916
Harley-Davidson Financial Services, 3.875%, 2016 (n)	1,061,000	1,091,855
Lear Corp., 8.125%, 2020	2,372,000	2,490,600
RCI Banque S.A., 4.6%, 2016 (n)	802,000	787,633
TRW Automotive, Inc., 7.25%, 2017 (n)	1,093,000	1,147,650

		$7,983,841

Biotechnology - 0.2%
Life Technologies Corp., 6%, 2020	$360,000	$398,544

Broadcasting - 2.1%
CBS Corp., 8.875%, 2019	$760,000	$970,642
CBS Corp., 5.75%, 2020	440,000	484,216
News America, Inc., 8.5%, 2025	770,000	1,011,169
News America, Inc., 6.15%, 2041	278,000	294,063
SIRIUS XM Radio, Inc., 13%, 2013 (n)	2,005,000	2,245,600
WPP Finance, 8%, 2014	366,000	414,232

		$5,419,922

Brokerage & Asset Managers - 0.4%
TD Ameritrade Holding Co., 4.15%, 2014	$855,000	$908,011

Building - 1.8%
Mohawk Industries, Inc., 6.875%, 2016	$2,340,000	$2,416,050
Owens Corning, Inc., 6.5%, 2016	1,978,000	2,133,742

		$4,549,792

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Cable TV - 3.7%
Cablevision Systems Corp., 8%, 2020	$1,105,000	$1,124,336
CCH II LLC, 13.5%, 2016	1,500,000	1,710,000
Cox Communications, Inc., 6.25%, 2018 (n)	261,000	307,887
DIRECTV Holdings LLC, 7.625%, 2016	570,000	612,750
DIRECTV Holdings LLC, 5.875%, 2019	490,000	551,298
Myriad International Holdings B.V., 6.375%, 2017 (n)	586,000	607,975
TCI Communications, Inc., 9.8%, 2012	439,000	450,845
Time Warner Cable, Inc., 8.25%, 2019	850,000	1,064,391
Time Warner Cable, Inc., 5%, 2020	354,000	376,048
Time Warner Cable, Inc., 4%, 2021	470,000	459,621
Time Warner Entertainment Co. LP, 8.375%, 2033	266,000	346,880
Virgin Media Finance PLC, 9.5%, 2016	1,600,000	1,728,000

		$9,340,031

Chemicals - 4.3%
Ashland, Inc., 9.125%, 2017	$1,432,000	$1,584,150
CF Industries Holdings, Inc. , 7.125%, 2020	1,175,000	1,338,031
Dow Chemical Co., 8.55%, 2019	1,936,000	2,479,939
Lyondell Chemical Co., 11%, 2018	3,115,000	3,364,200
Nalco Co., 8.25%, 2017	2,033,000	2,215,970

		$10,982,290

Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$526,000	$546,880

Consumer Products - 1.2%
Hasbro, Inc., 6.35%, 2040	$1,544,000	$1,696,013
Newell Rubbermaid, Inc., 5.5%, 2013	1,202,000	1,270,889

		$2,966,902

Consumer Services - 1.0%
Service Corp. International, 7.375%, 2014	$820,000	$875,350
Service Corp. International, 7%, 2019	450,000	454,500
Western Union Co., 5.4%, 2011	1,133,000	1,139,321

		$2,469,171

Containers - 1.4%
Crown Americas LLC, 7.625%, 2017	$2,356,000	$2,491,470
Greif, Inc., 6.75%, 2017	1,136,000	1,141,680

		$3,633,150

Issuer	Shares/Par	Value ($)
BONDS - continued
Defense Electronics - 0.6%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,358,000	$1,608,320

Electronics - 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$360,000	$423,152

Emerging Market Quasi-Sovereign - 1.6%
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$709,000	$671,778
Gaz Capital S.A., 8.125%, 2014 (n)	409,000	434,563
Majapahit Holding B.V., 7.75%, 2020 (n)	589,000	651,434
Petrobras International Finance Co., 3.875%, 2016	1,179,000	1,169,568
Petroleos Mexicanos, 6.5%, 2041	70,000	72,450
VEB Finance Ltd., 6.902%, 2020 (n)	653,000	639,940
VTB Capital S.A., 6.551%, 2020 (n)	403,000	368,745

		$4,008,478

Energy - Independent - 5.5%
Anadarko Petroleum Corp., 6.375%, 2017	$1,337,000	$1,499,879
Anadarko Petroleum Corp., 6.45%, 2036	804,000	850,462
Anadarko Petroleum Corp., 6.2%, 2040	750,000	780,807
Chesapeake Energy Corp., 6.875%, 2020	1,700,000	1,776,500
Newfield Exploration Co., 6.625%, 2016	1,715,000	1,732,150
Nexen, Inc., 7.5%, 2039	1,400,000	1,639,663
Pioneer Natural Resources Co., 6.65%, 2017	1,100,000	1,177,539
Pioneer Natural Resources Co., 7.5%, 2020	1,518,000	1,703,905
Southwestern Energy Co., 7.5%, 2018	1,851,000	2,096,650
Talisman Energy, Inc., 7.75%, 2019	590,000	724,649

		$13,982,204

Energy - Integrated - 0.6%
BP Capital Markets PLC, 4.5%, 2020	$747,000	$809,097
Hess Corp., 8.125%, 2019	440,000	567,122

		$1,376,219

Entertainment - 0.3%
Viacom, Inc., 3.5%, 2017	$800,000	$810,863

Financial Institutions - 3.2%
CIT Group, Inc., 6.625%, 2018 (n)	$1,900,000	$1,890,500
General Electric Capital Corp., 3.75%, 2014	413,000	431,136
General Electric Capital Corp., 5.5%, 2020	1,470,000	1,603,379

2

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Financial Institutions - continued
International Lease Finance Corp., 8.75%, 2017	$90,000	$90,450
International Lease Finance Corp., 7.125%, 2018 (n)	570,000	572,138
International Lease Finance Corp., 6.25%, 2019	1,147,000	996,963
SLM Corp., 6.25%, 2016	1,370,000	1,344,702
SLM Corp., 8%, 2020	1,090,000	1,076,045

		$8,005,313

Food & Beverages - 3.8%
Anheuser-Busch InBev S.A., 7.75%, 2019	$610,000	$792,200
Kraft Foods, Inc., 6.5%, 2040	1,475,000	1,803,068
Miller Brewing Co., 5.5%, 2013 (n)	1,724,000	1,849,842
Pernod Ricard S.A., 5.75%, 2021 (n)	831,000	910,820
Tyson Foods, Inc., 6.85%, 2016	2,229,000	2,424,038
Wm. Wrigley Jr. Co., 3.05%, 2013 (n)	1,797,000	1,834,775

		$9,614,743

Food & Drug Stores - 1.1%
CVS Caremark Corp., 3.25%, 2015	$296,000	$311,524
CVS Caremark Corp., 5.75%, 2017	664,000	762,102
CVS Caremark Corp., 5.75%, 2041	1,465,000	1,641,090

		$2,714,716

Forest & Paper Products - 1.1%
Fibria Overseas Finance, 6.75%, 2021 (n)	$419,000	$375,005
Georgia-Pacific Corp., 7.125%, 2017 (n)	1,000,000	1,047,918
Georgia-Pacific Corp., 5.4%, 2020 (n)	1,390,000	1,414,069

		$2,836,992

Gaming & Lodging - 2.2%
Host Hotels & Resorts, Inc., 6.75%, 2016	$1,600,000	$1,600,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	150,000	160,875
Wyndham Worldwide Corp., 6%, 2016	2,530,000	2,646,109
Wynn Las Vegas LLC, 7.75%, 2020	1,200,000	1,260,000

		$5,666,984

Insurance - 2.5%
Aflac, Inc., 6.45%, 2040	$952,000	$945,735
American International Group, Inc., 6.4%, 2020	1,200,000	1,222,548
ING Groep N.V., 5.775% to 2015, FRN to 2049	1,392,000	1,019,640
Metropolitan Life Global Funding, 5.125%, 2014 (n)	370,000	399,624

Issuer	Shares/Par	Value ($)
BONDS - continued
Insurance - continued
Prudential Financial, Inc., 4.75%, 2015	$631,000	$658,714
Unum Group, 7.125%, 2016	500,000	576,141
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,502,364

		$6,324,766

Insurance - Health - 0.4%
Humana, Inc., 7.2%, 2018	$754,000	$893,059

Insurance - Property & Casualty - 2.3%
AXIS Capital Holdings Ltd., 5.75%, 2014	$855,000	$911,482
AXIS Capital Holdings Ltd., 5.875%, 2020	190,000	194,865
Chubb Corp., 6.375% to 2017, FRN to 2067	279,000	270,281
CNA Financial Corp., 5.875%, 2020	1,570,000	1,613,172
Marsh & McLennan Cos., Inc., 4.8%, 2021	500,000	524,229
XL Group PLC, 5.75%, 2021	1,110,000	1,106,819
XL Group PLC, 6.5% to 2017, FRN to 2049	663,000	520,455
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	896,000	775,040

		$5,916,343

Machinery & Tools - 0.8%
Case New Holland, Inc., 7.875%, 2017	$1,989,000	$2,118,285

Major Banks - 6.6%
Bank of America Corp., 5.65%, 2018	$580,000	$550,729
Bank of America Corp., 7.625%, 2019	500,000	525,207
Bank of America Corp., 5.625%, 2020	185,000	170,396
BB&T Corp., 3.95%, 2016	500,000	528,703
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	300,000	229,500
Commonwealth Bank of Australia, 5%, 2019 (n)	400,000	415,311
Credit Suisse (USA), Inc., 6%, 2018	180,000	182,660
Goldman Sachs Group, Inc., 5.625%, 2017	1,123,000	1,089,385
Goldman Sachs Group, Inc., 7.5%, 2019	1,927,000	2,150,376
HSBC USA, Inc., 4.875%, 2020	1,540,000	1,444,311
JPMorgan Chase & Co., 4.25%, 2020	893,000	895,116
Macquarie Group Ltd., 6%, 2020 (n)	418,000	396,341
Macquarie Group Ltd., 6.25%, 2021 (n)	580,000	548,418
Merrill Lynch & Co., Inc., 6.15%, 2013	500,000	500,241
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	314,077

3

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - continued
Morgan Stanley, 5.75%, 2016	$906,000	$894,401
Morgan Stanley, 7.3%, 2019	1,240,000	1,277,851
PNC Funding Corp., 5.625%, 2017	1,095,000	1,188,872
Santander UK PLC, 3.875%, 2014 (n)	413,000	396,571
UFJ Finance Aruba AEC, 6.75%, 2013	1,028,000	1,104,688
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	510,000	393,326
Wachovia Corp., 6.605%, 2025	1,270,000	1,416,510

		$16,612,990

Medical & Health Technology & Services - 2.2%
Davita, Inc., 6.625%, 2020	$1,540,000	$1,478,400
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,775,000	1,961,375
Hospira, Inc., 6.05%, 2017	906,000	1,044,918
McKesson Corp., 5.7%, 2017	770,000	903,282
McKesson Corp., 7.5%, 2019	120,000	155,801

		$5,543,776

Metals & Mining - 5.5%
ArcelorMittal, 6.5%, 2014	$945,000	$1,009,034
ArcelorMittal, 9.85%, 2019	1,917,000	2,172,097
Gold Fields Ltd., 4.875%, 2020 (n)	1,127,000	1,037,597
Peabody Energy Corp., 7.375%, 2016	2,670,000	2,933,663
Rio Tinto Finance (USA) Ltd., 3.75%, 2021	1,000,000	996,036
Southern Copper Corp., 6.75%, 2040	1,464,000	1,438,380
Teck Resources Ltd., 10.75%, 2019	940,000	1,167,950
Vale Overseas Ltd., 5.625%, 2019	2,501,000	2,618,547
Vedanta Resources PLC, 8.25%, 2021	718,000	552,860

		$13,926,164

Mortgage-Backed - 0.0%
Fannie Mae, 7.5%, 2030 - 2031	$58,586	$68,567

		$68,567

Natural Gas - Pipeline - 3.9%
El Paso Pipeline Partners LP, 6.5%, 2020	$940,000	$1,034,718
El Paso Pipeline Partners LP, 5%, 2021	311,000	311,544
Energy Transfer Partners LP, 8.5%, 2014	1,252,000	1,420,566
Energy Transfer Partners LP, 9.7%, 2019	480,000	594,212
Enterprise Products Operating LP, 5.65%, 2013	354,000	374,450
Enterprise Products Partners LP, 6.3%, 2017	540,000	626,846
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	506,000	524,343
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	267,000	270,671

Issuer	Shares/Par	Value ($)
BONDS - continued
Natural Gas - Pipeline - continued
Kinder Morgan Energy Partners, 6.85%, 2020	$370,000	$436,848
Kinder Morgan Energy Partners LP, 5.125%, 2014	410,000	444,857
Kinder Morgan Energy Partners LP, 7.4%, 2031	581,000	698,471
Plains All American Pipeline, LP, 3.95%, 2015	1,290,000	1,357,448
Rockies Express Pipeline, 5.625%, 2020 (n)	697,000	661,991
Spectra Energy Capital LLC, 8%, 2019	942,000	1,183,684

		$9,940,649

Network & Telecom - 2.2%
AT&T, Inc., 5.35%, 2040	$600,000	$627,182
AT&T, Inc., 5.55%, 2041	1,024,000	1,102,457
CenturyLink, Inc., 7.6%, 2039	580,000	521,720
Telefonica Emisiones S.A.U., 5.134%, 2020	1,200,000	1,117,616
Telefonica Emisiones S.A.U., 5.462%, 2021	760,000	721,682
Verizon New York, Inc., 6.875%, 2012	51,000	52,482
Windstream Corp., 7.75%, 2021	1,540,000	1,486,100

		$5,629,239

Oil Services - 0.4%
Transocean, Inc., 6%, 2018	$490,000	$521,744
Transocean, Inc., 6.5%, 2020	500,000	545,599

		$1,067,343

Oils - 0.4%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$1,199,000	$1,115,070

Other Banks & Diversified Financials - 3.7%
American Express Centurion Bank, 5.5%, 2013	$590,000	$622,862
American Express Co., 8.125%, 2019	320,000	403,876
Banco Bradesco S.A., 6.75%, 2019 (n)	786,000	813,510
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,500,000	1,336,347
Capital One Financial Corp., 8.8%, 2019	1,000,000	1,178,115
Capital One Financial Corp., 10.25%, 2039	510,000	517,650
Citigroup, Inc., 6.125%, 2018	635,000	681,104
Discover Bank, 7%, 2020	1,426,000	1,511,484
HSBC Holdings PLC, 5.1%, 2021	1,230,000	1,266,593
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	412,000	383,160
Santander Holdings USA, Inc., 4.625%, 2016	290,000	279,382
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	547,000	406,148

		$9,400,231

4

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Bond Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Pharmaceuticals - 1.2%
Celgene Corp., 2.45%, 2015	$606,000	$611,853
Mylan Laboratories, Inc., 7.625%, 2017 (n)	2,277,000	2,368,080

		$2,979,933

Pollution Control - 1.0%
Allied Waste North America, Inc., 6.875%, 2017	$1,110,000	$1,186,311
Republic Services, Inc., 5.25%, 2021	1,160,000	1,300,278

		$2,486,589

Precious Metals & Minerals - 0.3%
Teck Resources Ltd., 6.25%, 2041	$750,000	$786,511

Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$260,000	$276,643

Railroad & Shipping - 0.5%
CSX Corp., 7.375%, 2019	$365,000	$462,440
Kansas City Southern, 8%, 2018	757,000	806,205

		$1,268,645

Real Estate - 2.3%
HCP, Inc., REIT, 5.375%, 2021	$1,369,000	$1,373,568
HRPT Properties Trust, REIT, 6.25%, 2016	1,027,000	1,102,396
Simon Property Group, Inc., REIT, 5.75%, 2015	440,000	485,512
Simon Property Group, Inc., REIT, 10.35%, 2019	1,026,000	1,372,389
WEA Finance LLC, REIT, 6.75%, 2019 (n)	1,447,000	1,607,860

		$5,941,725

Retailers - 2.0%
Gap, Inc., 5.95%, 2021	$1,149,000	$1,080,734
Home Depot, Inc., 5.95%, 2041	1,554,000	1,848,239
Limited Brands, Inc., 7%, 2020	1,941,000	2,038,050

		$4,967,023

Specialty Stores - 0.4%
Advance Auto Parts, Inc., 5.75%, 2020	$965,000	$1,073,327

Telecommunications - Wireless - 2.6%
America Movil S.A.B. de C.V., 2.375%, 2016	$592,000	$572,464
America Movil S.A.B. de C.V., 6.125%, 2040	358,000	372,320
American Tower Corp., 4.625%, 2015	1,770,000	1,876,775
American Tower Corp., 4.5%, 2018	1,150,000	1,151,301
Crown Castle International Corp., 7.75%, 2017 (n)	960,000	1,022,400
Crown Castle Towers LLC, 6.113%, 2020 (n)	955,000	1,073,419

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - continued
Rogers Cable, Inc., 5.5%, 2014	$364,000	$397,729
Vodafone Group PLC, 5.625%, 2017	201,000	230,346

		$6,696,754

Telephone Services - 0.2%
Embarq Corp., 7.082%, 2016	$540,000	$558,989

Tobacco - 3.1%
Altria Group, Inc., 9.95%, 2038	$736,000	$1,048,861
BAT International Finance PLC, 9.5%, 2018 (n)	1,048,000	1,422,736
Lorillard Tobacco Co., 8.125%, 2019	2,257,000	2,644,091
Lorillard Tobacco Co., 7%, 2041	434,000	460,589
Reynolds American, Inc., 7.25%, 2012	881,000	915,799
Reynolds American, Inc., 6.75%, 2017	1,100,000	1,267,840

		$7,759,916

Transportation - Services - 0.3%
Erac USA Finance Co., 6.375%, 2017 (n)	$200,000	$231,850
Erac USA Finance Co., 7%, 2037 (n)	534,000	635,698

		$867,548

Utilities - Electric Power - 4.4%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$610,000	$631,382
CenterPoint Energy, Inc., 5.95%, 2017	800,000	906,919
CMS Energy Corp., 2.75%, 2014	780,000	763,562
EDP Finance B.V., 6%, 2018 (n)	1,863,000	1,476,413
Enel Finance International S.A., 6%, 2039 (n)	573,000	483,021
Enersis S.A., 7.375%, 2014	686,000	747,533
Firstenergy Solutions Corp., 6.05%, 2021	1,300,000	1,439,524
NRG Energy, Inc., 7.625%, 2019 (n)	1,969,000	1,791,790
Oncor Electric Delivery Co., 6.8%, 2018	561,000	682,196
PPL WEM Holdings PLC, 5.375%, 2021 (n)	1,057,000	1,125,876
PSEG Power LLC, 5.32%, 2016	288,000	318,514
System Energy Resources, Inc., 5.129%, 2014 (z)	254,274	260,661
Waterford 3 Funding Corp., 8.09%, 2017	559,371	559,785

		$11,187,176

Total Bonds		$246,750,290

MONEY MARKET FUNDS (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	2,327,961	$2,327,961

5

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Bond Portfolio

Total Investments	$249,078,251

OTHER ASSETS, LESS LIABILITIES - 1.8%	4,673,932

NET ASSETS - 100.0%	$253,762,183

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $52,050,773, representing 20.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARCap REIT, Inc., CDO, “G”, FRN, 6.099%, 2045	9/21/04	$323,381	$875
Anthracite Ltd., “A”, CDO, FRN, 0.593%, 2019	1/15/10	301,270	340,156
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.837%, 2040	3/01/06	332,831	188,459
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	300,475	315,271
Falcon Franchise Loan LLC, FRN, 3.91%, 2025	1/29/03	79,931	68,380
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	658,420	637,662
GMAC LLC, FRN, 6.02%, 2033	3/20/02	229,443	365,219
Prudential Securities Secured Financing Corp., FRN, 7.318%, 2013	12/06/04	579,664	545,631
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	341,519	316,607
System Energy Resources, Inc., 5.129%, 2014	4/16/04 - 9/08/04	254,354	260,661

Total Restricted Securities			$3,038,921
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Bond Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap contracts. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$4,008,478	$—	$4,008,478
Corporate Bonds	—	186,385,361	—	186,385,361
Residential Mortgage-Backed Securities	—	68,567	—	68,567
Commercial Mortgage-Backed Securities	—	9,379,872	—	9,379,872
Asset-Backed Securities (including CDOs)	—	3,331,636	—	3,331,636
Foreign Bonds	—	43,576,376	—	43,576,376
Mutual Funds	2,327,961	—	—	2,327,961

Total Investments	$2,327,961	$246,750,290	$—	$249,078,251

Other Financial Instruments
Swaps	$—	$(277,408)	$—	$(277,408)

For further information regarding security characteristics, see the Portfolio of Investments.

7

MFS Bond Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$246,271,077

Gross unrealized appreciation	$9,668,569
Gross unrealized depreciation	(6,861,395)

Net unrealized appreciation (depreciation)	$2,807,174

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 9/30/11

Swap Agreements at 9/30/11

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Liability Derivatives
Credit Default Swaps
12/20/12 USD	910,000	Merrill Lynch International	1.0% (fixed rate)	(1)	$(277,408)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc.,7.0%, 12/15/25, a Ba3 rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,282,745	78,774,374	(85,729,158)	2,327,961

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,138	$2,327,961

8

MFS® Core Equity Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Core Equity Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.9%
Aerospace - 2.8%
Boeing Co.	5,310	$321,306
Honeywell International, Inc.	17,570	771,499
Lockheed Martin Corp.	5,890	427,850
Precision Castparts Corp.	3,830	595,412
Textron, Inc.	12,660	223,322
United Technologies Corp.	15,070	1,060,325

		$3,399,714

Apparel Manufacturers - 0.9%
NIKE, Inc., “B”	8,440	$721,704
PVH Corp.	5,870	341,869

		$1,063,573

Automotive - 0.8%
General Motors Co. (a)	37,330	$753,319
LKQ Corp. (a)	9,000	217,440

		$970,759

Biotechnology - 1.7%
Amgen, Inc.	21,010	$1,154,500
Anacor Pharmaceuticals, Inc. (a)	31,020	176,814
Gilead Sciences, Inc. (a)	20,170	782,596

		$2,113,910

Broadcasting - 1.4%
Viacom, Inc., “B”	17,950	$695,383
Walt Disney Co.	33,750	1,017,900

		$1,713,283

Brokerage & Asset Managers - 1.4%
Affiliated Managers Group, Inc. (a)	2,740	$213,857
Blackrock, Inc.	898	132,913
Charles Schwab Corp.	17,630	198,690
CME Group, Inc.	1,200	295,680
Cowen Group, Inc. “A” (a)	19,448	52,704
Franklin Resources, Inc.	3,630	347,173
FXCM, Inc. “A”	22,430	314,469
GFI Group, Inc.	45,460	182,749

		$1,738,235

Business Services - 1.7%
Accenture PLC, “A”	9,520	$501,514
Automatic Data Processing, Inc.	12,860	606,349
FleetCor Technologies, Inc. (a)	24,690	648,359
Jones Lang LaSalle, Inc.	6,880	356,453

		$2,112,675

Cable TV - 1.2%
Comcast Corp., “Special A”	39,520	$817,669
DIRECTV, “A” (a)	16,190	684,028

		$1,501,697

Chemicals - 0.4%
Celanese Corp.	15,270	$496,733

Computer Software - 4.1%
Autodesk, Inc. (a)	25,110	$697,556

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - continued
Check Point Software Technologies Ltd. (a)	14,930	$787,707
Oracle Corp.	66,690	1,916,671
Red Hat, Inc. (a)	19,290	815,195
Symantec Corp. (a)	23,270	379,301
VeriSign, Inc.	17,620	504,108

		$5,100,538

Computer Software - Systems - 7.5%
Apple, Inc. (a)(s)	14,000	$5,336,520
EMC Corp. (a)	69,080	1,449,989
International Business Machines Corp.	12,030	2,105,611
NICE Systems Ltd., ADR (a)	11,620	352,667

		$9,244,787

Construction - 0.5%
Lennar Corp., “A”	6,740	$91,260
Owens Corning (a)	14,190	307,639
Stanley Black & Decker, Inc.	3,270	160,557

		$559,456

Consumer Products - 1.0%
Colgate-Palmolive Co.	13,250	$1,175,010

Consumer Services - 0.8%
DeVry, Inc.	9,100	$336,336
HomeAway, Inc. (a)	6,600	221,892
Priceline.com, Inc. (a)	990	444,965

		$1,003,193

Containers - 0.6%
Silgan Holdings, Inc.	18,730	$688,140

Electrical Equipment - 2.7%
AMETEK, Inc.	8,900	$293,433
Danaher Corp.	59,890	2,511,787
Sensata Technologies Holding B.V. (a)	19,150	506,709

		$3,311,929

Electronics - 2.2%
Advanced Micro Devices, Inc. (a)	140,663	$714,568
ASML Holding N.V.	13,230	456,964
Hittite Microwave Corp. (a)	8,130	395,931
Linear Technology Corp.	9,040	249,956
Microchip Technology, Inc.	24,000	746,640
Teradyne, Inc. (a)	16,010	176,270

		$2,740,329

Energy - Independent - 3.2%
Apache Corp.	6,740	$540,818
Arch Coal, Inc.	7,580	110,516
Brigham Exploration Co. (a)	9,620	243,001
Cabot Oil & Gas Corp.	5,530	342,362
Canadian Natural Resources Ltd.	5,020	147,405
CONSOL Energy, Inc.	3,100	105,183
Energy XXI (Bermuda) Ltd. (a)	8,659	185,736
Marathon Oil Corp.	11,580	249,896

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Independent - continued
Marathon Petroleum Corp.	5,765	$156,001
Newfield Exploration Co. (a)	5,460	216,707
Noble Energy, Inc.	6,750	477,900
Occidental Petroleum Corp.	13,720	980,980
Peabody Energy Corp.	3,330	112,820
Walter Energy, Inc.	1,540	92,415

		$3,961,740

Energy - Integrated - 5.3%
Chevron Corp.	23,480	$2,172,370
EQT Corp.	5,060	270,002
Exxon Mobil Corp. (s)	53,516	3,886,867
QEP Resources, Inc.	8,590	232,531

		$6,561,770

Engineering - Construction - 1.5%
Fluor Corp.	39,410	$1,834,536

Food & Beverages - 4.0%
Bunge Ltd.	8,180	$476,812
Coca-Cola Enterprises, Inc.	9,850	245,068
General Mills, Inc.	25,730	989,833
Kraft Foods, Inc., “A”	20,660	693,763
Mead Johnson Nutrition Co., “A”	14,260	981,516
PepsiCo, Inc. (s)	23,997	1,485,414

		$4,872,406

Food & Drug Stores - 1.0%
CVS Caremark Corp.	26,990	$906,324
Kroger Co.	14,180	311,393

		$1,217,717

Gaming & Lodging - 0.7%
Carnival Corp.	7,780	$235,734
Las Vegas Sands Corp. (a)	10,930	419,056
Marriott International, Inc., “A”	9,160	249,518

		$904,308

General Merchandise - 2.7%
Kohl’s Corp.	24,210	$1,188,711
Target Corp.	43,310	2,123,922

		$3,312,633

Health Maintenance Organizations - 1.0%
Aetna, Inc.	23,640	$859,314
WellPoint, Inc.	5,150	336,192

		$1,195,506

Insurance - 3.8%
ACE Ltd.	29,430	$1,783,458
Aflac, Inc.	2,680	93,666
Aon Corp.	20,580	863,948
Chubb Corp.	8,860	531,511
Hartford Financial Services Group, Inc.	14,680	236,935
MetLife, Inc.	18,620	521,546
Prudential Financial, Inc.	8,070	378,160
Willis Group Holdings PLC	6,960	239,215

		$4,648,439

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Internet - 1.6%
Google, Inc., “A” (a)	2,990	$1,537,996
QuinStreet, Inc. (a)	45,350	469,373

		$2,007,369

Leisure & Toys - 0.1%
Hasbro, Inc.	3,650	$119,027

Machinery & Tools - 1.1%
Flowserve Corp.	5,780	$427,720
Joy Global, Inc.	8,510	530,854
WABCO Holdings, Inc. (a)	10,430	394,880

		$1,353,454

Major Banks - 3.6%
Bank of New York Mellon Corp.	31,055	$577,312
Goldman Sachs Group, Inc.	10,010	946,446
JPMorgan Chase & Co. (s)	76,050	2,290,626
PNC Financial Services Group, Inc.	9,260	446,239
SunTrust Banks, Inc.	11,830	212,349

		$4,472,972

Medical & Health Technology & Services - 1.3%
AmerisourceBergen Corp.	11,700	$436,059
Cross Country Healthcare, Inc. (a)	84,920	354,966
Henry Schein, Inc. (a)	3,120	193,471
Medco Health Solutions, Inc. (a)	10,980	514,852
Quest Diagnostics, Inc.	2,370	116,983

		$1,616,331

Medical Equipment - 3.0%
Becton, Dickinson & Co.	6,640	$486,845
Covidien PLC	16,950	747,495
Heartware International, Inc. (a)	4,340	279,539
Medtronic, Inc.	23,050	766,182
NxStage Medical, Inc. (a)	10,674	222,660
NxStage Medical, Inc. (a)	37,276	777,577
Thermo Fisher Scientific, Inc. (a)	7,650	387,396

		$3,667,694

Metals & Mining - 0.7%
Cliffs Natural Resources, Inc.	7,650	$391,451
Teck Resources Ltd., “B”	14,097	415,955

		$807,406

Natural Gas - Distribution - 0.5%
AGL Resources, Inc.	12,370	$503,954
ONEOK, Inc.	1,870	123,495

		$627,449

Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc.	18,300	$473,787

Network & Telecom - 1.1%
Acme Packet, Inc. (a)	6,500	$276,835
F5 Networks, Inc. (a)	5,540	393,617
Finisar Corp. (a)	22,680	397,807
Fortinet, Inc. (a)	17,850	299,880

		$1,368,139

2

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Oil Services - 1.8%
Cameron International Corp. (a)	15,310	$635,977
Dresser-Rand Group, Inc. (a)	4,050	164,147
FMC Technologies, Inc. (a)	6,050	227,480
Halliburton Co.	6,610	201,737
Schlumberger Ltd.	16,460	983,156

		$2,212,497

Other Banks & Diversified Financials - 3.6%
American Express Co.	5,450	$244,705
BankUnited, Inc.	11,780	244,553
CapitalSource, Inc.	34,500	211,830
Citigroup, Inc.	34,033	871,925
Discover Financial Services	7,820	179,391
EuroDekania Ltd. (a)(z)	100,530	244,198
Fifth Third Bancorp	45,090	455,409
TCF Financial Corp.	18,430	168,819
Visa, Inc., “A”	13,210	1,132,361
Wintrust Financial Corp.	10,440	269,456
Zions Bancorporation	28,950	407,327

		$4,429,974

Pharmaceuticals - 5.0%
Abbott Laboratories	43,290	$2,213,851
Hospira, Inc. (a)	11,330	419,210
Johnson & Johnson	30,640	1,952,074
Pfizer, Inc.	53,182	940,258
Teva Pharmaceutical Industries Ltd., ADR	17,730	659,911

		$6,185,304

Pollution Control - 0.5%
Republic Services, Inc.	20,490	$574,949

Precious Metals & Minerals - 0.2%
Goldcorp, Inc.	5,070	$231,395

Printing & Publishing - 0.3%
Moody’s Corp.	13,900	$423,255

Railroad & Shipping - 0.8%
Kansas City Southern Co. (a)	18,530	$925,759

Real Estate - 2.5%
Mid-America Apartment Communities, Inc., REIT	17,600	$1,059,872
Public Storage, Inc., REIT	9,710	1,081,209
Tanger Factory Outlet Centers, Inc., REIT	36,040	937,400

		$3,078,481

Restaurants - 1.3%
McDonald’s Corp.	17,630	$1,548,267

Specialty Chemicals - 1.4%
Airgas, Inc.	24,370	$1,555,293
Ferro Corp. (a)	29,470	181,241

		$1,736,534

Specialty Stores - 2.7%
Amazon.com, Inc. (a)	5,710	$1,234,673

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Stores - continued
PetSmart, Inc.	17,960	$765,994
Tiffany & Co.	5,900	358,838
Tractor Supply Co.	7,300	456,615
Urban Outfitters, Inc. (a)	24,250	541,260

		$3,357,380

Telecommunications - Wireless - 0.2%
SBA Communications Corp. (a)	8,970	$309,286

Telephone Services - 2.8%
American Tower Corp., “A” (a)	12,330	$663,354
AT&T, Inc.	57,260	1,633,055
CenturyLink, Inc.	10,708	354,649
Verizon Communications, Inc.	20,770	764,336

		$3,415,394

Tobacco - 2.9%
Altria Group, Inc.	51,140	$1,371,063
Philip Morris International, Inc.	23,620	1,473,416
Reynolds American, Inc.	18,070	677,264

		$3,521,743

Trucking - 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	5,670	$188,754
Expeditors International of
Washington, Inc.	20,810	843,846
Swift Transportation Co. (a)	58,850	378,994

		$1,411,594

Utilities - Electric Power - 2.5%
AES Corp. (a)	35,530	$346,773
American Electric Power Co., Inc.	18,490	702,990
Calpine Corp. (a)	25,760	362,701
CMS Energy Corp.	28,590	565,796
PG&E Corp.	10,990	464,987
Public Service Enterprise Group, Inc.	17,470	582,974

		$3,026,221

Total Common Stocks		$120,344,677

CONVERTIBLE PREFERRED STOCKS - 0.7%
Utilities - Electric Power - 0.7%
PPL Corp., 9.5%	8,010	$443,754
PPL Corp., 8.75%	7,350	399,767

Total Convertible Preferred Stocks		$843,521

MONEY MARKET FUNDS (v) - 1.5%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	1,794,783	$1,794,783

Total Investments		$122,982,981

Issuer/Expiration Date/ Strike Price	Number of Contracts
PUT OPTIONS WRITTEN - 0.0%
Computer Software - Systems - 0.0%
Broadsoft, Inc. - November 2011 @ $25	(25)	$(3,875)

3

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Core Equity Portfolio

Issuer	Shares/Par	Value ($)
SECURITIES SOLD SHORT - (0.3)%
Electronics - (0.2)%
Cree, Inc. (a)	(9,084)	$(236,002)
Machinery & Tools - (0.1)%
Manitowoc Co., Inc.	(18,010)	$(120,847)

Total Securities Sold Short		$(356,849)

OTHER ASSETS, LESS LIABILITIES - 0.2%		248,492

NET ASSETS - 100.0%		$122,874,624

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At September 30, 2011, the value of securities pledged amounted to $546,927.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07 - 6/25/07	$1,412,164	$244,198

% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Core Equity Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options.

5

MFS Core Equity Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$117,669,337	$222,660	$—	$117,891,997
Israel	1,800,284	—	—	1,800,284
Canada	794,755	—	—	794,755
Netherlands	456,964	—	—	456,964
United Kingdom	—	—	244,198	244,198
Mutual Funds	1,794,783	—	—	1,794,783

Total Investments	$122,516,123	$222,660	$244,198	$122,982,981

Short Sales	$(356,849)	$—	$—	$(356,849)

Other Financial Instruments
Written Options	$(3,875)	$—	$—	(3,875)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/10	$154,875
Change in unrealized appreciation (depreciation)	89,323

Balance as of 9/30/11	$244,198

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2011 is $89,323.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$130,986,940

Gross unrealized appreciation	$8,759,173
Gross unrealized depreciation	(16,763,132)

Net unrealized appreciation (depreciation)	$(8,003,959)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

MFS Core Equity Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	60	23,816,563	(22,021,840)	1,794,783

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$758	$1,794,783

7

MFS® Growth Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS     9/30/11 (unaudited)

MFS Growth Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.4%
Aerospace - 4.0%
Goodrich Corp.	12,360	$1,491,600
Honeywell International, Inc.	35,940	1,578,125
Precision Castparts Corp.	16,415	2,551,876

		$5,621,601

Alcoholic Beverages - 1.1%
Diageo PLC	81,811	$1,556,517

Apparel Manufacturers - 1.2%
LVMH Moet Hennessy Louis Vuitton S.A.	4,317	$572,463
NIKE, Inc., “B”	8,850	756,764
PVH Corp.	5,460	317,990

		$1,647,217

Automotive - 0.7%
Johnson Controls, Inc.	37,160	$979,909

Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	25,050	$1,604,703
Celgene Corp. (a)	28,770	1,781,438

		$3,386,141

Broadcasting - 3.1%
Discovery Communications, Inc., “A” (a)	23,180	$872,032
Interpublic Group of Cos., Inc.	59,530	428,616
Viacom, Inc., “B”	55,840	2,163,242
Walt Disney Co.	28,140	848,702

		$4,312,592

Brokerage & Asset Managers - 1.3%
Affiliated Managers Group, Inc. (a)	14,230	$1,110,652
Blackrock, Inc.	4,664	690,319

		$1,800,971

Business Services - 3.8%
Accenture PLC, “A”	28,910	$1,522,979
Cognizant Technology Solutions Corp., “A” (a)	21,110	1,323,597
FleetCor Technologies, Inc. (a)	13,640	358,186
Jones Lang LaSalle, Inc.	7,790	403,600
MSCI, Inc., “A” (a)	11,480	348,188
Verisk Analytics, Inc., “A” (a)	38,670	1,344,556

		$5,301,106

Cable TV - 1.7%
Comcast Corp., “Special A”	60,570	$1,253,193
DIRECTV, “A” (a)	28,415	1,200,534

		$2,453,727

Chemicals - 1.1%
Celanese Corp.	15,270	$496,733
Monsanto Co.	17,210	1,033,288

		$1,530,021

Computer Software - 7.3%
Autodesk, Inc. (a)	37,140	$1,031,749

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - continued
Check Point Software Technologies Ltd. (a)	44,470	$2,346,237
Oracle Corp.	145,950	4,194,603
Red Hat, Inc. (a)	24,290	1,026,495
Salesforce.com, Inc. (a)	10,900	1,245,652
VeriSign, Inc.	16,088	460,278

		$10,305,014

Computer Software - Systems - 10.9%
Apple, Inc. (a)	26,027	$9,920,972
EMC Corp. (a)	179,940	3,776,941
International Business Machines Corp.	8,110	1,419,493
Verifone Systems, Inc. (a)	8,470	296,619

		$15,414,025

Construction - 0.8%
Owens Corning (a)	19,460	$421,893
Stanley Black & Decker, Inc.	13,250	650,575

		$1,072,468

Consumer Products - 1.4%
Colgate-Palmolive Co.	22,560	$2,000,621

Consumer Services - 0.7%
Priceline.com, Inc. (a)	2,130	$957,350

Electrical Equipment - 3.0%
Danaher Corp.	99,620	$4,178,063

Electronics - 1.7%
ASML Holding N.V.	27,067	$934,894
Broadcom Corp., “A”	38,149	1,269,980
JDS Uniphase Corp. (a)	12,650	126,121

		$2,330,995

Energy - Independent - 3.1%
Apache Corp.	5,817	$466,756
Cabot Oil & Gas Corp.	7,680	475,469
EOG Resources, Inc.	8,380	595,064
Newfield Exploration Co. (a)	8,250	327,443
Noble Energy, Inc.	16,560	1,172,448
Occidental Petroleum Corp.	17,990	1,286,285

		$4,323,465

Energy - Integrated - 0.6%
EQT Corp.	16,470	$878,839

Engineering - Construction - 0.8%
Fluor Corp.	22,970	$1,069,254

Food & Beverages - 4.6%
Coca-Cola Co.	30,760	$2,078,146
Coca-Cola Enterprises, Inc.	22,620	562,786
General Mills, Inc.	10,470	402,781
Green Mountain Coffee Roasters, Inc. (a)	7,514	698,351
Groupe Danone	15,431	949,643

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Beverages - continued
Mead Johnson Nutrition Co., “A”	25,680	$1,767,554

		$6,459,261

Gaming & Lodging - 1.1%
Carnival Corp.	11,470	$347,541
Las Vegas Sands Corp. (a)	15,820	606,539
Wynn Resorts Ltd.	5,767	663,666

		$1,617,746

General Merchandise - 4.1%
Costco Wholesale Corp.	19,070	$1,566,028
Dollar General Corp. (a)	22,360	844,314
Kohl’s Corp.	19,180	941,738
Target Corp.	48,800	2,393,152

		$5,745,232

Internet - 3.8%
Baidu, Inc., ADR (a)	2,840	$303,624
Google, Inc., “A” (a)	9,885	5,084,646

		$5,388,270

Machinery & Tools - 0.6%
Joy Global, Inc.	4,580	$285,700
Polypore International, Inc. (a)	9,680	547,114

		$832,814

Major Banks - 0.4%
Goldman Sachs Group, Inc.	6,190	$585,265

Medical & Health Technology & Services - 2.0%
AmerisourceBergen Corp.	36,480	$1,359,610
Cerner Corp. (a)	15,380	1,053,838
IDEXX Laboratories, Inc. (a)	6,620	456,581

		$2,870,029

Medical Equipment - 4.0%
Becton, Dickinson & Co.	11,856	$869,282
Cooper Cos., Inc.	10,150	803,373
Covidien PLC	36,029	1,588,879
Thermo Fisher Scientific, Inc. (a)	47,814	2,421,301

		$5,682,835

Network & Telecom - 2.4%
Qualcomm, Inc.	70,792	$3,442,615

Oil Services - 4.0%
Cameron International Corp. (a)	42,210	$1,753,403
Dresser-Rand Group, Inc. (a)	21,520	872,206
FMC Technologies, Inc. (a)	12,790	480,904
Halliburton Co.	19,140	584,153
National Oilwell Varco, Inc.	7,950	407,199
Schlumberger Ltd.	26,753	1,597,957

		$5,695,822

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Other Banks & Diversified Financials - 2.8%
MasterCard, Inc., “A”	6,800	$2,156,688
Visa, Inc., “A”	20,274	1,737,887

		$3,894,575

Pharmaceuticals - 2.6%
Abbott Laboratories	28,780	$1,471,809
Allergan, Inc.	15,810	1,302,428
Teva Pharmaceutical Industries Ltd., ADR	24,350	906,307

		$3,680,544

Pollution Control - 0.7%
Stericycle, Inc. (a)	11,590	$935,545

Railroad & Shipping - 0.7%
Kansas City Southern Co. (a)	19,910	$994,704

Restaurants - 1.7%
McDonald’s Corp.	14,708	$1,291,657
Starbucks Corp.	31,210	1,163,821

		$2,455,478

Specialty Chemicals - 1.6%
Airgas, Inc.	13,050	$832,851
Praxair, Inc.	14,619	1,366,584

		$2,199,435

Specialty Stores - 5.2%
Abercrombie & Fitch Co., “A”	9,800	$603,288
Amazon.com, Inc. (a)	12,469	2,696,172
PetSmart, Inc.	17,090	728,889
Ross Stores, Inc.	17,419	1,370,701
Tiffany & Co.	12,780	777,280
Tractor Supply Co.	8,630	539,807
Urban Outfitters, Inc. (a)	29,200	651,744

		$7,367,881

Telephone Services - 2.4%
American Tower Corp., “A” (a)	63,265	$3,403,657

Tobacco - 1.2%
Philip Morris International, Inc.	27,070	$1,688,627

Trucking - 0.8%
Expeditors International of
Washington, Inc.	27,710	$1,123,641

Total Common Stocks		$137,183,872

MONEY MARKET FUNDS (v) - 3.0%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	4,278,479	$4,278,479

Total Investments		$141,462,351

OTHER ASSETS, LESS LIABILITIES - (0.4)%		(613,999)

NET ASSETS - 100.0%		$140,848,352

2

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Growth Portfolio

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR                 American Depository Receipt

PLC                  Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Growth Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$129,614,187	$—	$—	$129,614,187
Israel	3,252,544	—	—	3,252,544
United Kingdom	—	1,556,517	—	1,556,517
France	—	1,522,106	—	1,522,106
Netherlands	934,894	—	—	934,894
China	303,624	—	—	303,624
Mutual Funds	4,278,479	—	—	4,278,479

Total Investments	$138,383,728	$3,078,623	$—	$141,462,351

For further information regarding security characteristics, see the Portfolio of Investments

4

MFS Growth Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$133,573,386

Gross unrealized appreciation	$17,462,585
Gross unrealized depreciation	(9,573,620)

Net unrealized appreciation (depreciation)	$7,888,965

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,141,242	32,424,865	(29,287,628)	4,278,479

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,344	$4,278,479

5

MFS® Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited)

MFS Emerging Markets Equity Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.8%
Airlines - 1.0%
Copa Holdings S.A., “A”	7,497	$459,343
Grupo Aeroportuario del Sureste S.A.de C.V., ADR	14,450	718,454

		$1,177,797

Alcoholic Beverages - 0.9%
Companhia de Bebidas das Americas, ADR	34,565	$1,059,417

Apparel Manufacturers - 3.3%
Arezzo Industria e Comercio S.A.	44,810	$452,807
Cia.Hering S.A.	29,800	497,816
Li & Fung Ltd.	638,000	1,047,467
Stella International Holdings	657,500	1,445,915
Top Glove Corp.	340,200	434,575

		$3,878,580

Automotive - 3.4%
Geely Automobile Holdings Ltd.	2,210,000	$476,182
Guangzhou Automobile Group Co. Ltd., “H”	258,000	250,919
Kia Motors Corp.	29,120	1,740,593
Mando Corp.	9,672	1,559,557

		$4,027,251

Brokerage & Asset Managers - 1.7%
BM&F Bovespa S.A.	236,600	$1,106,084
Bolsa Mexicana de Valores S.A. de C.V.	293,100	404,933
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	34,800	434,942

		$1,945,959

Business Services - 3.0%
Cielo S.A.	22,896	$510,221
Infosys Technologies Ltd., ADR	37,669	1,923,756
LPS Brasil - Consultoria de Imoveis S.A. (a)	26,900	431,344
Multiplus S.A.	20,300	282,327
Redecard S.A.	23,700	322,680

		$3,470,328

Cable TV - 1.9%
Dish TV India Ltd. (a)	419,323	$658,038
Naspers Ltd.	37,383	1,618,195

		$2,276,233

Computer Software - 0.3%
Totvs S.A.	23,100	$393,139

Computer Software - Systems - 1.8%
Hon Hai Precision Industry Co. Ltd.	696,256	$1,554,271
NICE Systems Ltd., ADR (a)	20,260	614,891

		$2,169,162

Conglomerates - 1.9%
Alfa S.A de C.V., “A”	18,670	$194,515

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Conglomerates - continued
First Pacific Co. Ltd.	2,312,800	$2,019,272

		$2,213,787

Construction - 1.7%
Anhui Conch Cement Co. Ltd.	245,000	$666,141
Corporacion GEO S.A.B. de C.V., “B” (a)	188,770	244,598
Corporacion Moctezuma S.A. de C.V.	197,600	384,701
Duratex S.A.	72,586	332,384
Urbi Desarrollos Urbanos S.A. de C.V. (a)	251,379	342,399

		$1,970,223

Consumer Products - 2.3%
Dabur India Ltd.	711,480	$1,487,809
Hengan International Group Co. Ltd.	114,500	908,784
Kimberly-Clark de Mexico S.A. de C.V., “A”	61,770	317,570

		$2,714,163

Consumer Services - 1.1%
Anhanguera Educacional
Participacoes S.A.	58,700	$755,506
Kroton Educacional S.A., IEU (a)	50,696	483,975

		$1,239,481

Electronics - 9.0%
Samsung Electronics Co. Ltd.	7,122	$4,989,055
Seoul Semiconductor Co. Ltd.	18,042	318,791
Siliconware Precision Industries Co. Ltd.	1,943,000	1,908,885
Taiwan Semiconductor Manufacturing Co. Ltd.	1,333,258	3,020,843
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,461	359,599

		$10,597,173

Energy - Independent - 6.3%
Bankers Petroleum Ltd. (a)	109,016	$364,115
China Shenhua Energy Co. Ltd.	272,000	1,067,483
CNOOC Ltd.	555,000	891,662
INPEX Corp.	172	1,059,934
Oil & Natural Gas Corp. Ltd.	68,421	370,605
Reliance Industries Ltd.	135,000	2,199,045
Turkiye Petrol Rafinerileri AS	70,376	1,449,863

		$7,402,707

Energy - Integrated - 3.4%
OAO Gazprom, ADR	200,194	$1,914,947
Petroleo Brasileiro S.A., ADR	91,072	2,044,566

		$3,959,513

Food & Beverages - 1.4%
Embotelladoras Arca S.A. de C.V.	65,476	$273,311
M. Dias Branco S.A. Industria e Comercio de Alimentos	33,000	655,525
Tiger Brands Ltd.	28,894	748,938

		$1,677,774

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Drug Stores - 1.4%
CP All PLC	417,000	$643,912
Dairy Farm International Holdings Ltd.	76,500	650,250
Shoprite Group PLC	20,914	292,826

		$1,586,988

Forest & Paper Products - 0.0%
Suzano Papel e Celulose S.A., IPS	475	$2,112

Gaming & Lodging - 0.8%
Minor International PLC	527,500	$174,787
Sands China Ltd. (a)	332,400	764,515

		$939,302

General Merchandise - 3.8%
Bim Birlesik Magazalar A.S.	9,749	$268,211
E-Mart Co. Ltd. (a)	6,166	1,559,754
Lojas Renner S.A.	19,500	525,289
Mr. Price Group Ltd.	199,660	1,657,083
Shinsegae Co. Ltd.	2,182	496,605

		$4,506,942

Insurance - 2.0%
Brazil Insurance Participacoes e
Administracao S.A.	105,100	$983,784
China Pacific Insurance Co. Ltd.	472,400	1,360,747

		$2,344,531

Machinery & Tools - 1.9%
BEML Ltd.	19,395	$180,472
Glory Ltd.	28,300	662,196
Sinotruk Hong Kong Ltd.	1,305,000	733,471
TK Corp. (a)	46,053	634,238

		$2,210,377

Major Banks - 3.3%
Bank of China Ltd.	4,804,000	$1,465,828
Erste Group Bank AG	21,849	556,908
Standard Chartered PLC	67,193	1,349,232
Standard Chartered PLC	27,780	554,472

		$3,926,440

Medical & Health Technology & Services - 1.3%
Diagnosticos da America S.A.	109,300	$929,508
Fleury S.A.	51,400	613,438

		$1,542,946

Metals & Mining - 6.3%
Companhia Siderurgica Nacional S.A., ADR	42,370	$336,418
Gerdau S.A., ADR	46,180	329,263
Grupo Mexico S.A.B. de C.V., “B”	184,942	438,336
Maanshan Iron & Steel Co. Ltd.	922,000	199,473
Magnitogorsk Iron & Steel Works, GDR	58,900	277,994
Mining & Metallurgical Co. Norilsk Nickel, ADR	51,650	1,110,407
MOIL Ltd.	83,611	476,582
POSCO	1,712	526,358
Steel Authority of India Ltd.	405,449	868,562
Ternium S.A., ADR	22,170	461,801

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Metals & Mining - continued
Usinas Siderurgicas de Minas Gerais S.A., IPS	350	$1,958
Vale S.A., ADR	104,158	2,374,802

		$7,401,954

Network & Telecom - 1.3%
HTC Corp.	31,253	$686,599
Vtech Holdings Ltd.	86,500	793,548

		$1,480,147

Oil Services - 0.5%
Tenaris S.A., ADR	21,849	$556,057

Other Banks & Diversified Financials - 14.5%
Banco Santander Chile, ADR	3,680	$270,406
Banco Santander S.A., IEU	104,300	761,067
Bancolombia S.A., ADR	4,701	261,846
Bangkok Bank Public Co. Ltd.	215,100	1,004,937
Bank Negara Indonesia PT	2,564,000	1,055,008
Bumiputra-Commerce Holdings Berhad	442,000	958,642
China Construction Bank	3,066,670	1,829,906
Chinatrust Financial Holding Co. Ltd.	1,504,088	855,469
Commercial International Bank, GDR	157,750	595,691
Compartamos S.A.B. de C.V.	402,410	557,692
Credicorp Ltd.	8,890	819,658
CSU Cardsystem S.A.	182,305	384,923
Hana Financial Group, Inc.	44,790	1,301,641
Housing Development Finance Corp. Ltd.	65,320	843,204
ICICI Bank Ltd.	48,777	857,769
Itau Unibanco Multiplo S.A., ADR	29,222	453,525
Komercni Banka A.S.	9,915	1,849,036
Sberbank of Russia	827,530	1,789,530
Turkiye Garanti Bankasi A.S.	165,119	640,195

		$17,090,145

Pharmaceuticals - 0.9%
Genomma Lab Internacional S.A., “B” (a)	246,400	$411,660
Teva Pharmaceutical Industries Ltd., ADR	17,310	644,278

		$1,055,938

Precious Metals & Minerals - 0.7%
Gold Fields Ltd.	53,642	$824,678

Real Estate - 1.6%
Asian Property Development PLC	157,300	$27,267
Asian Property Development PLC	1,971,500	345,655
Brasil Brokers Participacoes	222,600	700,860
Hang Lung Properties Ltd.	295,000	862,919

		$1,936,701

Restaurants - 0.2%
Ajisen China Holdings Ltd.	229,000	$262,171

Specialty Chemicals - 1.6%
Chugoku Marine Paints Ltd.	120,000	$873,623
Formosa Plastics Corp.	208,000	549,922

2

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Emerging Markets Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Chemicals - continued
Mexichem S.A.B de C.V.	130,400	$396,321

		$1,819,866

Specialty Stores - 1.2%
GOME Electrical Appliances Holdings Ltd.	1,132,000	$257,627
Lewis Group Ltd.	102,935	889,499
PT Mitra Adiperkasa Tbk	526,500	255,159

		$1,402,285

Telecommunications - Wireless - 4.5%
America Movil S.A.B. de C.V., “L”, ADR	74,934	$1,654,543
China Mobile Ltd.	71,000	692,424
Mobile TeleSystems OJSC, ADR	38,322	471,361
MTN Group Ltd.	128,252	2,098,316
Tim Participacoes S.A., ADR	16,877	397,622

		$5,314,266

Telephone Services - 3.6%
China Unicom Ltd.	280,000	$571,743

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telephone Services - continued
China Unicom Ltd., ADR	94,110	$1,919,844
Empresa Nacional de Telecomunicaciones S.A.	13,834	266,164
PT XL Axiata Tbk	2,688,500	1,504,336

		$4,262,087

Utilities - Electric Power - 2.0%
Aguas Andinas S.A.	876,328	$463,755
CPFL Energia S.A.	300	3,292
Eletropaulo Metropolitana S.A., IPS	22,320	337,842
Enersis S.A., ADR	23,272	393,530
Manila Water Co., Inc.	1,501,000	649,911
Tractebel Energia S.A.	34,180	474,457

		$2,322,787

Total Common Stocks		$114,961,407

MONEY MARKET FUNDS (v) - 1.6%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	1,862,757	$1,862,757

Total Investments		$116,824,164

OTHER ASSETS, LESS LIABILITIES - 0.6%		757,982

NET ASSETS - 100.0%		$117,582,146

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

GDR	Global Depository Receipt

IEU	International Equity Unit

IPS	International Preference Stock

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Emerging Markets Equity Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$19,372,892	$—	$—	$19,372,892
China	1,919,844	11,634,562	—	13,554,406
South Korea	1,559,754	11,566,838	—	13,126,592
India	1,923,756	7,942,086	—	9,865,842
Taiwan	359,599	8,575,990	—	8,935,589
South Africa	—	8,129,534	—	8,129,534
Hong Kong	650,250	6,933,636	—	7,583,886
Mexico	6,339,034	—	—	6,339,034
Russia	471,361	5,092,878	—	5,564,239
Other Countries	7,424,879	15,064,514	—	22,489,393
Mutual Funds	1,862,757	—	—	1,862,757

Total Investments	$41,884,126	$74,940,038	$—	$116,824,164

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Emerging Markets Equity Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

Of the level 2 investments presented above, equity investments amounting to $57,471,072 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$125,936,220

Gross unrealized appreciation	$10,892,859
Gross unrealized depreciation	(20,004,915)

Net unrealized appreciation (depreciation)	$(9,112,056)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

	Beginning	Acquisitions	Dispositions	Ending
	Shares/Par	Shares/Par	Shares/Par	Shares/Par
Underlying Affiliated Funds	Amount	Amount	Amount	Amount
MFS Institutional Money Market Portfolio	717,813	30,364,026	(29,219,082)	1,862,757

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,517	$1,862,757

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2011, are as follows:

Brazil	16.5%
China	11.5%
South Korea	11.2%
India	8.4%
Taiwan	7.6%
South Africa	6.9%
Hong Kong	6.4%
Mexico	5.4%
Russia	4.7%
Other Countries	21.4%

5

MFS® Global Governments Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited)

MFS Global Governments Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS - 86.6%
Foreign Bonds - 62.3%
Australia - 0.9%
Commonwealth of Australia, 5.75%, 2021	AUD	273,000	$295,705

Austria - 0.7%
Republic of Austria, 4.65%, 2018	EUR	141,000	$215,540

Belgium - 1.1%
Kingdom of Belgium, 5.5%, 2017	EUR	235,000	$353,208

Canada - 1.6%
Bayview Commercial Asset Trust, FRN, 1.699%, 2023 (z)	CAD	150,000	$128,600
Government of Canada, 4.25%, 2018	CAD	9,000	9,967
Government of Canada, 3.25%, 2021	CAD	115,000	120,224
Government of Canada, 5.75%, 2033	CAD	178,000	251,493

			$510,284

Denmark - 0.6%
Kingdom of Denmark, 3%, 2021	DKK	918,000	$179,064

Finland - 0.7%
Republic of Finland, 3.875%, 2017	EUR	151,000	$225,324

France - 3.1%
Republic of France, 6%, 2025	EUR	145,000	$260,061
Republic of France, 4.75%, 2035	EUR	440,000	719,296

			$979,357

Germany - 9.0%
Federal Republic of Germany, 3.75%, 2013	EUR	1,043,000	$1,475,765
Federal Republic of Germany, 3.75%, 2015	EUR	307,000	450,459
Federal Republic of Germany, 4.25%, 2018	EUR	185,000	292,522
Federal Republic of Germany, 3.25%, 2021	EUR	132,000	198,327
Federal Republic of Germany, 6.25%, 2030	EUR	209,000	429,005

			$2,846,078

Italy - 6.1%
Republic of Italy, 4.75%, 2013	EUR	346,000	$466,835
Republic of Italy, 5.25%, 2017	EUR	912,000	1,227,216
Republic of Italy, 3.75%, 2021	EUR	211,000	248,539

			$1,942,590

Japan - 23.2%
Government of Japan, 1.7%, 2017 JPY		179,650,000	$2,487,923
Government of Japan, 1.1%, 2020 JPY		77,400,000	1,024,759
Government of Japan, 2.1%, 2024 JPY		110,000,000	1,559,417
Government of Japan, 2.2%, 2027 JPY		104,700,000	1,481,753

Issuer	Shares/Par		Value ($)
BONDS - continued
Foreign Bonds - continued
Japan - continued
Government of Japan, 2.4%, 2037 JPY		55,500,000	$796,441

			$7,350,293

Netherlands - 6.6%
ABN Amro Bank N.V., FRN, 2.022%, 2014 (n)		$200,000	$190,544
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,090,000	1,571,750
Kingdom of the Netherlands, 5.5%, 2028	EUR	172,000	314,885

			$2,077,179

Norway - 1.0%
Eksportfinans A.S.A., 1.875%, 2013		$170,000	$172,802
Government of Norway, 3.75%, 2021	NOK	665,000	126,343

			$299,145

Spain - 1.8%
Kingdom of Spain, 4.6%, 2019	EUR	433,000	$574,774

Sweden - 1.0%
Kingdom of Sweden, 5%, 2020	SEK	1,670,000	$310,620

United Kingdom - 4.9%
United Kingdom Treasury, 8%, 2021	GBP	196,000	$458,528
United Kingdom Treasury, 4.25%, 2027	GBP	297,000	532,687
United Kingdom Treasury, 4.25%, 2036	GBP	313,000	552,862

			$1,544,077

Total Foreign Bonds			$19,703,238

U.S. Bonds - 24.3%
Asset-Backed & Securitized - 1.1%
Commercial Mortgage Asset Trust, FRN, 0.98%, 2032 (i)(z)		$4,475,158	$40,907
Commercial Mortgage Pass- Through Certificates, FRN, 0.419%, 2017 (n)		331,000	317,224
First Union National Bank Commercial Mortgage Trust, FRN, 1.746%, 2043 (i)(z)		315,144	11

			$358,142

Mortgage-Backed - 3.4%
Fannie Mae, 4.768%, 2012		$163,123	$166,076
Fannie Mae, 5.37%, 2013		92,305	95,274
Fannie Mae, 4.78%, 2015		67,765	74,021
Fannie Mae, 4.856%, 2015		43,450	47,385
Fannie Mae, 5.5%, 2015		39,264	42,583
Fannie Mae, 5.09%, 2016		59,000	65,546
Fannie Mae, 5.424%, 2016		67,143	74,736

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Global Governments Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.05%, 2017	52,821	$58,709
Fannie Mae, 5.16%, 2018	115,976	128,987
Fannie Mae, 5.1%, 2019	52,426	59,241
Fannie Mae, 5.18%, 2019	52,452	59,464
Fannie Mae, 6.16%, 2019	41,797	47,918
Freddie Mac, 3.882%, 2017	79,000	85,358
Freddie Mac, 5.085%, 2019	33,000	37,555
Freddie Mac, 5%, 2028	28,339	28,594

		$1,071,447

U.S. Government Agencies and Equivalents - 2.2%
Aid-Egypt, 4.45%, 2015	$252,000	$284,916
Small Business Administration, 5.09%, 2025	31,961	35,120
Small Business Administration, 5.21%, 2026	350,822	387,206

		$707,242

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Bonds - continued
U.S. Treasury Obligations - 17.6%
U.S. Treasury Bonds, 6.875%, 2025	$172,000	$263,536
U.S. Treasury Bonds, 5.25%, 2029	99,000	135,212
U.S. Treasury Bonds, 4.5%, 2039	1,007,300	1,318,461
U.S. Treasury Notes, 4.125%, 2015	991,000	1,116,346
U.S. Treasury Notes, 4.75%, 2017	1,399,000	1,684,483
U.S. Treasury Notes, 3.5%, 2020	900,000	1,030,707

		$5,548,745

Total U.S. Bonds		$7,685,576

Total Bonds		$27,388,814

SHORT-TERM OBLIGATIONS (y) - 6.5%
Barclays U.S. Funding Corp., 0.08%, due 10/03/11	$634,000	$633,997
Freddie Mac, 0.001%, due 10/03/11	1,413,000	1,413,000

Total Short-Term Obligations		$2,046,997

Total Investments		$29,435,811

OTHER ASSETS, LESS LIABILITIES - 6.9%		2,188,220

NET ASSETS - 100.0%		$31,624,031

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $507,768, representing 1.6% of net assets.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

	Acquisition
Restricted Securities	Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.699%, 2023	5/25/06	$150,218	$128,600
Commercial Mortgage Asset Trust, FRN, 0.98%, 2032	8/25/03	75,759	40,907
First Union National Bank Commercial Mortgage Trust, FRN, 1.746%, 2043	12/11/03	252	11

Total Restricted Securities			$169,518
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound

2

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Global Governments Portfolio

HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Global Governments Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$6,255,987	$—	$6,255,987
Non-U.S. Sovereign Debt	—	19,384,094	—	19,384,094
Residential Mortgage-Backed Securities	—	1,071,447	—	1,071,447
Commercial Mortgage-Backed Securities	—	486,742	—	486,742
Foreign Bonds	—	190,544	—	190,544
Short Term Securities	—	2,046,997	—	2,046,997

Total Investments	$—	$29,435,811	$—	$29,435,811

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$135,422	$—	$135,422

For further information regarding security characteristics, see the Portfolio of Investments

4

MFS Global Governments Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$27,368,263

Gross unrealized appreciation	$2,436,371
Gross unrealized depreciation	(368,823)

Net unrealized appreciation (depreciation)	$2,067,548

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 9/30/11

Forward Foreign Currency Exchange Contracts at 9/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	86,306	10/12/11	$90,498	$83,445	$7,053
SELL	AUD	Morgan Stanley Capital Services, Inc.	5,000	10/12/11	5,097	4,834	263
SELL	AUD	Royal Bank of Scotland Group PLC	7,000	10/12/11	7,176	6,768	408
SELL	AUD	UBS AG	15,000	10/12/11	14,535	14,503	32
SELL	CAD	Barclays Bank PLC	119,307	10/12/11	124,079	113,828	10,251
SELL	CAD	Brow n Brothers Harriman & Co.	48,000	10/12/11	47,617	45,796	1,821
SELL	CAD	Goldman Sachs International	115,000	10/12/11	119,341	109,719	9,622
SELL	CAD	UBS AG	235,058	10/12/11	244,356	224,264	20,092
BUY	CNY	Barclays Bank PLC	486,000	11/16/11	75,701	76,141	440
BUY	CNY	Deutsche Bank AG	2,060,000	11/16/11	320,697	322,738	2,041
BUY	CNY	HSBC BANKUSA	544,000	11/16/11	84,380	85,228	848
SELL	DKK	Barclays Bank PLC	34,000	10/12/11	6,510	6,121	389
SELL	DKK	Deutsche Bank AG	26,000	10/12/11	4,776	4,681	95
SELL	DKK	Royal Bank of Scotland Group PLC	1,159,904	10/12/11	218,565	208,817	9,748
SELL	EUR	Barclays Bank PLC	732,491	10/12/11	1,007,117	981,296	25,821
SELL	EUR	Citibank N.A.	462,321	10/12/11	656,044	619,358	36,686
SELL	EUR	Credit Suisse Group	376,822	10/12/11	531,634	504,817	26,817
SELL	EUR	Deutsche Bank AG	54,000	10/12/11	77,350	72,342	5,008
SELL	EUR	Goldman Sachs International	162,000	10/12/11	223,790	217,027	6,763
SELL	EUR	UBS AG	1,632,479	10/12/11 -12/15/11	2,254,920	2,186,572	68,348
BUY	GBP	Goldman Sachs International	18,000	10/12/11	28,047	28,067	20
SELL	GBP	Barclays Bank PLC	28,000	10/12/11	45,003	43,660	1,343
SELL	GBP	Deutsche Bank AG	7,000	10/12/11	11,404	10,915	489
SELL	GBP	JPMorgan Chase Bank N.A.	12,000	10/12/11	18,982	18,711	271
SELL	GBP	Merrill Lynch International Bank	5,000	10/12/11	7,979	7,796	183
SELL	GBP	UBS AG	4,000	10/12/11	6,609	6,237	372
SELL	IDR	HSBC Bank	690,197,000	10/21/11	80,246	78,401	1,845
BUY	JPY	Barclays Bank PLC	1,432,000	10/12/11	18,102	18,568	466
BUY	JPY	Brow n Brothers Harriman & Co.	1,908,000	10/12/11	24,599	24,740	141
BUY	JPY	Citibank N.A.	2,620,000	10/12/11	33,902	33,972	70
BUY	JPY	Deutsche Bank AG	2,691,000	10/12/11	34,097	34,893	796
BUY	JPY	Goldman Sachs International	1,429,000	10/12/11	18,115	18,529	414
BUY	JPY	JPMorgan Chase Bank N.A.	185,300,395	10/12/11	2,282,285	2,402,703	120,418

5

MFS Global Governments Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

Forward Foreign Currency Exchange Contracts at 9/30/11 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	JPY	Barclays Bank PLC	7,218,000	10/12/11	$94,049	$93,592	$457
SELL	JPY	Brow n Brothers Harriman & Co.	5,404,000	10/12/11	70,657	70,071	586
SELL	JPY	Citibank N.A.	1,468,000	10/12/11	19,128	19,035	93
SELL	JPY	Credit Suisse Group	3,965,000	10/12/11	51,738	51,412	326
SELL	JPY	Deutsche Bank AG	5,392,000	10/12/11	70,088	69,916	172
SELL	JPY	UBS AG	1,146,000	10/12/11	14,970	14,860	110
SELL	MXN	JPMorgan Chase Bank N.A.	11,000	10/12/11	942	793	149
SELL	NOK	Credit Suisse Group	700,816	10/12/11	126,472	119,341	7,131
SELL	NOK	Deutsche Bank AG	906,000	10/12/11	163,719	154,281	9,438
SELL	NOK	Goldman Sachs International	35,000	10/12/11	6,429	5,960	469
SELL	SEK	Barclays Bank PLC	1,069,716	10/12/11	162,316	155,840	6,476
SELL	SEK	Deutsche Bank AG	149,098	10/12/11	23,330	21,721	1,609
SELL	SGD	Barclays Bank PLC	103,500	10/12/11	85,968	79,136	6,832
SELL	SGD	JPMorgan Chase Bank N.A.	103,500	10/12/11	85,980	79,137	6,843

							$400,065

Liability Derivatives
BUY	AUD	Barclays Bank PLC	6,000	10/12/11	$6,229	$5,801	$(428)
BUY	AUD	Credit Suisse Group	13,000	10/12/11	13,644	12,569	(1,075)
BUY	AUD	Westpac Banking Corp	40,493	10/12/11	43,073	39,150	(3,923)
BUY	CAD	Barclays Bank PLC	13,000	10/12/11	13,101	12,403	(698)
BUY	CAD	Brow n Brothers Harriman & Co.	21,000	10/12/11	21,439	20,036	(1,403)
BUY	CAD	Citibank N.A.	112,994	10/12/11	114,113	107,805	(6,308)
BUY	CAD	Credit Suisse Group	290,000	10/12/11	296,351	276,683	(19,668)
BUY	CAD	UBS AG	111,846	10/12/11	113,037	106,710	(6,327)
BUY	CNY	JPMorgan Chase Bank N.A.	2,000,000	5/16/12	317,965	314,624	(3,341)
SELL	CNY	Barclays Bank PLC	486,000	11/16/11	76,092	76,141	(49)
SELL	CNY	Deutsche Bank AG	2,060,000	11/16/11	322,490	322,738	(248)
SELL	CNY	HSBC Bank	544,000	11/16/11	85,206	85,228	(22)
SELL	CNY	JPMorgan Chase Bank N.A.	2,000,000	5/16/12	314,255	314,624	(369)
BUY	DKK	Credit Suisse Group	1,061,922	10/12/11	204,059	191,177	(12,882)
BUY	DKK	Deutsche Bank AG	231,626	10/12/11	42,362	41,699	(663)
BUY	EUR	Barclays Bank PLC	83,000	10/12/11	117,995	111,193	(6,802)
BUY	EUR	Brow n Brothers Harriman & Co.	33,000	10/12/11	47,059	44,209	(2,850)
BUY	EUR	Citibank N.A.	784,895	10/12/11	1,106,233	1,051,500	(54,733)
BUY	EUR	Credit Suisse Group	1,058,317	10/12/11	1,492,956	1,417,796	(75,160)
BUY	EUR	Deutsche Bank AG	81,000	10/12/11	115,710	108,513	(7,197)
BUY	EUR	HSBC Bank	43,000	10/12/11	61,312	57,606	(3,706)
BUY	EUR	JPMorgan Chase Bank N.A.	47,000	10/12/11	64,456	62,964	(1,492)
BUY	EUR	Merrill Lynch International Bank	95,340	10/12/11	131,331	127,724	(3,607)
BUY	EUR	Morgan Stanley Capital Services, Inc.	57,000	10/12/11	81,366	76,361	(5,005)
BUY	EUR	UBS AG	41,000	10/12/11	55,898	54,926	(972)
BUY	GBP	Barclays Bank PLC	149,665	10/12/11	238,701	233,369	(5,332)
BUY	GBP	Brow n Brothers Harriman & Co.	3,000	10/12/11	4,908	4,678	(230)
BUY	GBP	Citibank N.A.	8,000	10/12/11	13,014	12,474	(540)
BUY	GBP	Credit Suisse Group	9,000	10/12/11	14,414	14,033	(381)
BUY	GBP	Deutsche Bank AG	142,665	10/12/11	227,656	222,454	(5,202)

6

MFS Global Governments Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

Forward Foreign Currency Exchange Contracts at 9/30/11 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	GBP	Morgan Stanley Capital Services, Inc.	12,000	10/12/11	$19,405	$18,711	$(694)
SELL	GBP	Barclays Bank PLC	35,000	10/12/11	54,278	54,575	(297)
BUY	HUF	Deutsche Bank AG	1,000	10/12/11	5	5	0
BUY	IDR	Credit Suisse Group	691,354,000	10/21/11	80,974	78,532	(2,442)
BUY	JPY	Barclays Bank PLC	6,073,734	10/12/11	79,196	78,755	(441)
BUY	JPY	Brow n Brothers Harriman & Co.	7,485,000	10/12/11	97,506	97,054	(452)
BUY	JPY	Citibank N.A.	1,342,000	10/12/11	17,458	17,401	(57)
BUY	JPY	Credit Suisse Group	11,232,000	10/12/11	146,283	145,640	(643)
BUY	JPY	Goldman Sachs International	917,000	10/12/11	11,949	11,890	(59)
BUY	JPY	HSBC Bank	32,420,653	10/12/11	422,694	420,383	(2,311)
BUY	JPY	Morgan Stanley Capital Services, Inc.	3,991,000	10/12/11	52,210	51,749	(461)
SELL	JPY	Barclays Bank PLC	1,762,000	10/12/11	21,866	22,847	(981)
SELL	JPY	Brow n Brothers Harriman & Co.	15,415,779	10/12/11	198,920	199,888	(968)
SELL	JPY	Credit Suisse Group	5,427,000	10/12/11	69,921	70,368	(447)
BUY	NOK	Deutsche Bank AG	878,000	10/12/11	161,853	149,514	(12,339)
BUY	SEK	Morgan Stanley Capital Services, Inc.	31,000	10/12/11	4,824	4,517	(307)
SELL	SEK	Goldman Sachs International	77,000	10/12/11	11,148	11,217	(69)
BUY	SGD	Barclays Bank PLC	208,000	10/12/11	170,099	159,037	(11,062)

							$(264,643)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2011, are as follows:

United States	37.2%
Japan	23.3%
Germany	9.1%
Netherlands	6.6%
Italy	6.2%
United Kingdom	4.9%
France	3.2%
Spain	1.8%
Canada	1.6%
Other Countries	6.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

MFS® Global Growth Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited)

MFS Global Growth Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.7%
Aerospace - 1.6%
United Technologies Corp.	13,120	$923,122

Alcoholic Beverages - 3.6%
Diageo PLC	38,832	$738,809
Heineken N.V.	8,090	361,538
Pernod Ricard S.A.	11,906	933,529

		$2,033,876

Apparel Manufacturers - 4.2%
Compagnie Financiere Richemont S.A.	8,558	$379,896
Li & Fung Ltd.	331,600	544,420
LVMH Moet Hennessy Louis Vuitton S.A.	7,428	985,003
NIKE, Inc., “B”	5,670	484,842

		$2,394,161

Automotive - 0.9%
Johnson Controls, Inc.	18,910	$498,657

Broadcasting - 1.3%
Publicis Groupe S.A.	17,668	$739,702

Brokerage & Asset Managers - 4.0%
BM&F Bovespa S.A.	92,900	$434,299
Charles Schwab Corp.	29,890	336,860
CME Group, Inc.	2,150	529,760
Deutsche Boerse AG (a)	5,282	265,240
Franklin Resources, Inc.	7,430	710,605

		$2,276,764

Business Services - 7.4%
Accenture PLC, “A”	13,930	$733,832
Cognizant Technology Solutions Corp., “A” (a)	4,050	253,935
Compass Group PLC	105,970	856,924
Dun & Bradstreet Corp.	9,900	606,474
Intertek Group PLC	9,358	268,308
LPS Brasil - Consultoria de Imoveis S.A. (a)	17,800	285,425
Michael Page International PLC	71,044	404,145
MSCI, Inc., “A” (a)	14,310	434,022
Verisk Analytics, Inc., “A” (a)	11,160	388,033

		$4,231,098

Chemicals - 0.4%
Monsanto Co.	4,170	$250,367

Computer Software - 4.5%
Autodesk, Inc. (a)	16,750	$465,315
Check Point Software Technologies Ltd. (a)	7,580	399,921
Dassault Systems S.A.	5,123	361,733
Oracle Corp.	47,680	1,370,323

		$2,597,292

Computer Software - Systems - 4.4%
Apple, Inc. (a)	3,080	$1,174,034
EMC Corp. (a)	27,150	569,879

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - Systems - continued
International Business Machines Corp.	4,270	$747,378

		$2,491,291

Consumer Products - 4.6%
Colgate-Palmolive Co.	10,080	$893,894
Procter & Gamble Co.	12,020	759,424
Reckitt Benckiser Group PLC	19,112	966,244

		$2,619,562

Electrical Equipment - 7.2%
Amphenol Corp., “A”	11,150	$454,586
Danaher Corp.	27,840	1,167,610
Legrand S.A.	28,244	880,507
Schneider Electric S.A.	11,791	634,810
Sensata Technologies Holding B.V. (a)	20,210	534,757
W.W. Grainger, Inc.	2,800	418,712

		$4,090,982

Electronics - 5.4%
ASML Holding N.V.	19,080	$659,023
Microchip Technology, Inc.	23,140	719,885
Samsung Electronics Co. Ltd.	826	578,624
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	97,578	1,115,317

		$3,072,849

Energy - Independent - 0.5%
Occidental Petroleum Corp.	3,890	$278,135

Energy - Integrated - 1.5%
Chevron Corp.	5,290	$489,431
Suncor Energy, Inc.	14,852	379,272

		$868,703

Food & Beverages - 4.5%
Groupe Danone	19,824	$1,219,993
Mead Johnson Nutrition Co., “A”	5,250	361,358
Nestle S.A.	5,868	322,566
PepsiCo, Inc.	11,210	693,899

		$2,597,816

Food & Drug Stores - 1.4%
Tesco PLC	139,951	$818,637

General Merchandise - 2.7%
Kohl’s Corp.	7,990	$392,309
Lojas Renner S.A.	21,200	571,084
Target Corp.	11,370	557,585

		$1,520,978

Internet - 2.0%
Google, Inc., “A” (a)	1,830	$941,315
Yahoo Japan Corp.	710	220,583

		$1,161,898

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Global Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - 1.3%
Schindler Holding AG	7,229	$774,023

Major Banks - 4.8%
Bank of New York Mellon Corp.	12,440	$231,260
Credit Suisse Group AG	19,417	503,855
HSBC Holdings PLC	67,908	517,550
Julius Baer Group Ltd.	22,863	761,900
Standard Chartered PLC	35,348	705,524

		$2,720,089

Medical & Health Technology & Services - 2.0%
Diagnosticos da America S.A.	37,100	$315,505
Fresenius Medical Care AG & Co. KGaA	4,546	307,987
Patterson Cos., Inc.	17,880	511,904

		$1,135,396

Medical Equipment - 5.5%
Becton, Dickinson & Co.	6,140	$450,185
DENTSPLY International, Inc.	9,010	276,517
Essilor International S.A.	4,889	352,334
Sonova Holding AG	8,349	753,399
Synthes, Inc. (n)	1,401	226,528
Thermo Fisher Scientific, Inc. (a)	14,430	730,735
Waters Corp. (a)	4,500	339,705

		$3,129,403

Metals & Mining - 1.6%
BHP Billiton PLC	35,178	$932,146

Network & Telecom - 0.7%
Cisco Systems, Inc.	25,740	$398,713

Oil Services - 2.4%
National Oilwell Varco, Inc.	10,430	$534,225
Schlumberger Ltd.	13,660	815,912

		$1,350,137

Other Banks & Diversified Financials - 4.7%
Banco Santander Brasil S.A., ADR	88,670	$649,064
Credicorp Ltd.	4,540	418,588
HDFC Bank Ltd.	36,862	347,535
MasterCard, Inc., “A”	1,590	504,284
Visa, Inc., “A”	8,700	745,764

		$2,665,235

Pharmaceuticals - 3.8%
Allergan, Inc.	3,850	$317,163
Bayer AG	11,191	615,012
Johnson & Johnson	5,040	321,098
Roche Holding AG	1,917	308,410
Teva Pharmaceutical Industries Ltd., ADR	16,690	621,202

		$2,182,885

Railroad & Shipping - 1.2%
Kuehne & Nagel, Inc. AG	6,140	$686,805

Real Estate - 0.3%
Brasil Brokers Participacoes	50,000	$157,426

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Chemicals - 5.9%
Akzo Nobel N.V.	12,540	$554,367
L’Air Liquide S.A.	2,524	295,148
Linde AG	6,271	836,380
Praxair, Inc.	6,090	569,293
Shin-Etsu Chemical Co. Ltd.	15,800	774,685
Symrise AG	15,724	365,348

		$3,395,221

Specialty Stores - 1.9%
Hennes & Mauritz AB, “B”	9,880	$295,127
Industria de Diseno Textil S.A.	9,225	790,008

		$1,085,135

Telecommunications - Wireless - 0.5%
MTN Group Ltd.	17,690	$289,424

Total Common Stocks		$56,367,928

MONEY MARKET FUNDS (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	448,839	$448,839

Total Investments		$56,816,767

OTHER ASSETS, LESS LIABILITIES - 0.5%		311,139

NET ASSETS - 100.0%		$57,127,906

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $226,528, representing 0.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Global Growth Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$25,887,096	$—	$—	$25,887,096
France	—	6,402,759	—	6,402,759
United Kingdom	—	6,208,287	—	6,208,287
Switzerland	774,023	3,943,359	—	4,717,382
Brazil	2,412,803	—	—	2,412,803
Germany	—	2,389,967	—	2,389,967
Netherlands	659,023	915,905	—	1,574,928
Taiwan	1,115,317	—	—	1,115,317
Israel	1,021,123	—	—	1,021,123
Other Countries	797,860	3,840,406	—	4,638,266
Mutual Funds	448,839	—	—	448,839

Total Investments	$33,116,084	$23,700,683	$—	$56,816,767

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Global Growth Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

Of the level 2 investments presented above, equity investments amounting to $19,729,618 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$61,922,636

Gross unrealized appreciation	$3,446,043
Gross unrealized depreciation	(8,551,912)

Net unrealized appreciation (depreciation)	$(5,105,869)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	683,229	11,867,155	(12,101,545)	448,839

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$684	$448,839

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2011, are as follows:

United States	46.7%
France	11.2%
United Kingdom	10.9%
Switzerland	8.2%
Brazil	4.2%
Germany	4.2%
Netherlands	2.8%
Taiwan	2.0%
Israel	1.8%
Other Countries	8.0%

4

MFS® Global Tactical Allocation Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Global Tactical Allocation Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 32.9%
Aerospace - 1.6%
Cobham PLC	545,636	$1,480,008
Honeywell International, Inc.	48,880	2,146,321
Lockheed Martin Corp.	75,040	5,450,906
Northrop Grumman Corp.	24,460	1,275,834
United Technologies Corp.	48,960	3,444,826

		$13,797,895

Alcoholic Beverages - 0.7%
Heineken N.V.	127,325	$5,690,085

Automotive - 0.1%
USS Co. Ltd.	14,750	$1,254,639

Broadcasting - 0.9%
Fuji Television Network, Inc.	945	$1,355,415
Nippon Television Network Corp.	10,200	1,472,496
Omnicom Group, Inc.	50,680	1,867,051
Viacom, Inc., “B”	36,120	1,399,289
Walt Disney Co.	64,640	1,949,542

		$8,043,793

Brokerage & Asset Managers - 0.5%
Blackrock, Inc.	9,996	$1,479,508
Computershare Ltd.	122,358	871,269
Daiwa Securities Group, Inc.	441,000	1,645,527

		$3,996,304

Business Services - 1.4%
Accenture PLC, “A”	65,640	$3,457,915
Amadeus IT Holding S.A.	111,361	1,787,652
Bunzl PLC	149,337	1,773,732
Compass Group PLC	258,060	2,086,797
Dun & Bradstreet Corp.	19,890	1,218,461
Nomura Research, Inc.	73,800	1,677,534

		$12,002,091

Cable TV - 0.1%
Comcast Corp., “Special A”	46,420	$960,430

Chemicals - 0.7%
3M Co.	31,750	$2,279,333
Givaudan S.A.	2,182	1,704,632
PPG Industries, Inc.	25,330	1,789,818

		$5,773,783

Computer Software - 0.4%
Oracle Corp.	123,170	$3,539,906

Computer Software - Systems - 0.9%
Acer, Inc.	983,089	$1,192,259
International Business Machines Corp.	28,630	5,011,109
Konica Minolta Holdings, Inc.	218,500	1,496,870

		$7,700,238

Construction - 0.6%
Geberit AG	7,629	$1,402,480
Sherwin-Williams Co.	20,630	1,533,222

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Construction - continued
Stanley Black & Decker, Inc.	37,170	$1,825,047

		$4,760,749

Consumer Products - 1.1%
Henkel KGaA, IPS	55,274	$2,937,026
Kao Corp.	138,700	3,858,153
KOSE Corp.	35,500	902,200
Reckitt Benckiser Group PLC	37,735	1,907,765

		$9,605,144

Electrical Equipment - 0.5%
Danaher Corp.	43,620	$1,829,423
Legrand S.A.	63,506	1,979,801
Spectris PLC	43,589	789,519

		$4,598,743

Electronics - 0.9%
Halma PLC	197,351	$966,790
Intel Corp.	77,710	1,657,552
Samsung Electronics Co. Ltd.	3,675	2,574,386
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	246,808	2,821,015

		$8,019,743

Energy - Independent - 0.7%
Apache Corp.	22,320	$1,790,957
INPEX Corp.	297	1,830,235
Occidental Petroleum Corp.	28,550	2,041,325

		$5,662,517

Energy - Integrated - 1.8%
BP PLC	687,724	$4,124,905
Chevron Corp.	39,030	3,611,056
Exxon Mobil Corp.	49,800	3,616,974
Royal Dutch Shell PLC, “A”	147,655	4,579,568

		$15,932,503

Food & Beverages - 1.6%
General Mills, Inc.	65,720	$2,528,248
Groupe Danone	66,061	4,065,474
Nestle S.A.	102,789	5,650,345
PepsiCo, Inc.	31,820	1,969,658

		$14,213,725

Food & Drug Stores - 0.5%
Lawson, Inc.	40,300	$2,277,784
Tesco PLC	413,887	2,421,013

		$4,698,797

General Merchandise - 0.3%
Target Corp.	56,760	$2,783,510

Insurance - 1.9%
Aon Corp.	41,030	$1,722,439
Hiscox Ltd.	203,079	1,159,587
ING Groep N.V. (a)	222,761	1,567,795
Jardine Lloyd Thompson Group PLC	116,979	1,143,794
MetLife, Inc.	103,850	2,908,839

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Insurance - continued
Prudential Financial, Inc.	37,170	$1,741,786
Swiss Re Ltd.	44,848	2,087,318
Travelers Cos., Inc.	42,010	2,047,147
Zurich Financial Services Ltd.	8,837	1,829,488

		$16,208,193

Leisure & Toys - 0.2%
Hasbro, Inc.	43,830	$1,429,296

Machinery & Tools - 0.4%
Glory Ltd.	36,800	$861,089
Neopost S.A. (l)	21,255	1,561,991
Schindler Holding AG	9,730	1,041,810

		$3,464,890

Major Banks - 2.1%
Bank of America Corp.	192,580	$1,178,590
Bank of New York Mellon Corp.	149,781	2,784,429
Goldman Sachs Group, Inc.	22,300	2,108,465
HSBC Holdings PLC	384,741	2,932,243
JPMorgan Chase & Co.	120,650	3,633,978
State Street Corp.	45,230	1,454,597
Sumitomo Mitsui Financial Group, Inc.	34,400	970,840
Toronto-Dominion Bank	15,112	1,075,679
Wells Fargo & Co.	93,600	2,257,632

		$18,396,453

Medical & Health Technology & Services - 0.6%
Kobayashi Pharmaceutical Co. Ltd.	31,400	$1,690,446
Miraca Holdings, Inc.	49,900	2,193,645
Quest Diagnostics, Inc.	23,800	1,174,768

		$5,058,859

Medical Equipment - 1.0%
Becton, Dickinson & Co.	28,670	$2,102,084
Medtronic, Inc.	72,220	2,400,593
Smith & Nephew PLC	125,323	1,126,728
St. Jude Medical, Inc.	28,710	1,039,015
Synthes, Inc. (n)	10,822	1,749,810

		$8,418,230

Network & Telecom - 0.5%
Cisco Systems, Inc.	63,440	$982,686
Ericsson, Inc., “B”	202,427	1,939,578
Nokia Oyj	193,882	1,098,228

		$4,020,492

Oil Services - 0.1%
Transocean, Inc.	22,910	$1,093,723

Other Banks & Diversified Financials - 0.6%
DnB NOR A.S.A.	178,023	$1,777,244
Hachijuni Bank Ltd.	122,000	746,884
MasterCard, Inc., “A”	6,420	2,036,167
Sapporo Hokuyo Holdings, Inc.	150,200	531,174

		$5,091,469

Pharmaceuticals - 3.7%
Abbott Laboratories	83,450	$4,267,633
Bayer AG	65,584	3,604,233

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Pharmaceuticals - continued
GlaxoSmithKline PLC	295,736	$6,105,907
Johnson & Johnson (s)	100,210	6,384,379
Pfizer, Inc.	218,720	3,866,970
Roche Holding AG	24,485	3,939,188
Sanofi	38,611	2,535,162
Santen, Inc.	35,600	1,487,805

		$32,191,277

Railroad & Shipping - 0.2%
Canadian National Railway Co.	23,300	$1,551,314

Real Estate - 0.3%
Deutsche Wohnen AG	103,006	$1,373,102
GSW Immobilien AG (a)	27,693	786,222

		$2,159,324

Restaurants - 0.2%
McDonald’s Corp.	17,750	$1,558,805

Specialty Chemicals - 0.2%
Shin-Etsu Chemical Co. Ltd.	41,400	$2,029,871

Specialty Stores - 0.1%
Esprit Holdings Ltd.	377,300	$457,759

Telecommunications - Wireless - 1.6%
KDDI Corp.	973	$6,682,645
Vodafone Group PLC	2,711,865	7,002,973

		$13,685,618

Telephone Services - 1.3%
AT&T, Inc.	166,270	$4,742,020
China Unicom Ltd.	698,000	1,425,273
Royal KPN N.V.	215,344	2,834,905
TDC A.S.	155,709	1,270,423
Telecom Italia S.p.A.	1,134,249	1,101,959

		$11,374,580

Tobacco - 1.7%
British American Tobacco PLC	86,161	$3,651,929
Japan Tobacco, Inc.	788	3,676,396
Philip Morris International, Inc.	94,906	5,920,236
Reynolds American, Inc.	46,610	1,746,943

		$14,995,504

Trucking - 0.6%
Deutsche Post AG	90,620	$1,158,187
Yamato Holdings Co. Ltd.	207,500	3,776,552

		$4,934,739

Utilities - Electric Power - 0.3%
PG&E Corp.	63,460	$2,684,993

Total Common Stocks		$283,839,984

BONDS - 55.7%
Aerospace - 0.1%
Bombardier, Inc., 7.75%, 2020 (n)	$1,170,000	$1,246,050

2

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - 2.1%
Bayview Commercial Asset Trust, FRN, 1.699%, 2023 (z)	CAD 170,000	$145,747
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$3,479,018	3,586,175
Commercial Mortgage Asset Trust, FRN, 0.98%, 2032 (i)(z)	2,149,831	19,652
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049	532,759	552,293
Commercial Mortgage Pass- Through Certificates, “A4”, 5.306%, 2046	3,032,759	3,183,029
Commercial Mortgage Pass-Through Certificates, FRN, 0.419%, 2017 (n)	360,000	345,017
First Union National Bank Commercial Mortgage Trust, FRN, 1.746%, 2043 (i)(z)	287,591	10
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	566,378	532,396
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	1,230,759	1,303,425
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.184%, 2051	1,808,573	1,918,704
Merrill Lynch Mortgage Trust, FRN, 6.021%, 2050	3,310,000	3,509,259
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.021%, 2050	2,373,000	2,497,756
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.096%, 2051	620,000	648,762

		$18,242,225

Automotive - 0.2%
Ford Motor Credit Co. LLC, 7.8%, 2012	$2,000,000	$2,049,842

Building - 0.3%
Mohawk Industries, Inc., 6.875%, 2016	$1,145,000	$1,182,213
Owens Corning, Inc., 6.5%, 2016	1,080,000	1,165,036

		$2,347,249

Cable TV - 0.5%
Comcast Corp., 5.15%, 2020	$1,170,000	$1,320,575
DIRECTV Holdings LLC, 5.2%, 2020	1,656,000	1,783,895
Time Warner Cable, Inc., 5%, 2020	1,020,000	1,083,528

		$4,187,998

Chemicals - 0.4%
Ashland, Inc., 9.125%, 2017	$1,310,000	$1,449,188
Dow Chemical Co., 8.55%, 2019	930,000	1,191,293
Nalco Co., 8.25%, 2017	870,000	948,300

		$3,588,781

Issuer	Shares/Par	Value ($)
BONDS - continued
Consumer Products - 0.1%
Whirlpool Corp., 8%, 2012	$970,000	$1,007,294

Containers - 0.1%
Crown Americas LLC, 7.625%, 2017	$870,000	$920,025

Emerging Market Quasi-Sovereign - 2.0%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$910,000	$973,700
Banco do Brasil S.A., 5.875%, 2022 (n)	3,195,000	3,043,238
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	519,000	511,215
BNDES Participacoes S.A., 6.5%, 2019 (n)	700,000	773,500
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	669,000	688,484
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	474,000	471,211
Empresa Nacional del Petroleo, 6.25%, 2019	619,000	679,581
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	902,000	766,700
Pemex Project Funding Master Trust, 5.75%, 2018	1,003,000	1,085,748
Petrobras International Finance Co., 7.875%, 2019	1,758,000	2,039,280
Petrobras International Finance Co., 5.375%, 2021	2,361,000	2,386,971
Petroleos Mexicanos, 6%, 2020	600,000	656,400
Petroleos Mexicanos, 5.5%, 2021	664,000	697,200
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	1,700,000	2,020,875
SCF Capital Ltd., 5.375%, 2017 (n)	758,000	682,200

		$17,476,303

Emerging Market Sovereign - 0.7%
Federative Republic of Brazil, 5.625%, 2041	$1,255,000	$1,352,263
Republic of Indonesia, 4.875%, 2021 (n)	200,000	202,000
Republic of Peru, 7.35%, 2025	1,400,000	1,743,000
Republic of Philippines, 5.5%, 2026	1,500,000	1,569,375
Republic of South Africa, 5.5%, 2020	900,000	984,375
Republic of South Africa, 6.25%, 2041	483,000	538,545

		$6,389,558

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.2%, 2040	$435,000	$452,868

Energy - Integrated - 0.2%
Hess Corp., 8.125%, 2019	$980,000	$1,263,135

Financial Institutions - 0.3%
General Electric Capital Corp., 4.625%, 2021	$900,000	$934,068

3

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Financial Institutions - continued
International Lease Finance Corp., 5.75%, 2016		$974,000	$865,705
SLM Corp., 6.25%, 2016		930,000	912,827

			$2,712,600

Food & Beverages - 0.6%
Anheuser-Busch InBev S.A., 5.375%, 2020		$1,310,000	$1,526,264
Kraft Foods, Inc., 6.125%, 2018		470,000	551,682
Kraft Foods, Inc., 6.5%, 2040		578,000	706,558
Miller Brewing Co., 5.5%, 2013 (n)		900,000	965,695
Tyson Foods, Inc., 6.85%, 2016		1,213,000	1,319,138

			$5,069,337

Food & Drug Stores - 0.1%
CVS Caremark Corp., 5.75%, 2017		$910,000	$1,044,447

Forest & Paper Products - 0.1%
Georgia-Pacific Corp., 5.4%, 2020 (n)		$46,000	$46,797
Votorantim Participacoes S.A., 6.75%, 2021 (n)		600,000	591,000

			$637,797

Insurance - 0.5%
American International Group, Inc., 4.875%, 2016		$1,460,000	$1,399,699
ING Groep N.V., 5.775% to 2015, FRN to 2049		1,210,000	886,325
Unum Group, 7.125%, 2016		800,000	921,825
UnumProvident Corp., 6.85%, 2015 (n)		696,000	780,332

			$3,988,181

Insurance - Property & Casualty - 0.7%
AXIS Capital Holdings Ltd., 5.75%, 2014		$320,000	$341,140
Chubb Corp., 6.375% to 2017, FRN to 2067		1,010,000	978,438
CNA Financial Corp., 5.875%, 2020		2,000,000	2,054,996
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		1,089,000	984,357
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		2,000,000	1,760,000

			$6,118,931

International Market Quasi-Sovereign - 0.2%
Eksportfinans A.S.A., 1.875%, 2013		$1,795,000	$1,824,591

International Market Sovereign - 28.0%
Commonwealth of Australia, 5.75%, 2021	AUD	7,279,000	$7,884,366
Federal Republic of Germany, 3.75%, 2013	EUR	5,547,000	7,848,579
Federal Republic of Germany, 3.75%, 2015	EUR	6,651,000	9,758,973

Issuer	Shares/Par		Value ($)
BONDS - continued
International Market Sovereign - continued
Federal Republic of Germany, 3.25%, 2021	EUR	1,047,000	$1,573,092
Federal Republic of Germany, 6.25%, 2030	EUR	4,460,000	9,154,853
Government of Canada, 4.5%, 2015	CAD	1,398,000	1,492,574
Government of Canada, 4.25%, 2018	CAD	10,741,000	11,895,255
Government of Canada, 3.25%, 2021	CAD	2,537,000	2,652,241
Government of Canada, 5.75%, 2033	CAD	2,320,000	3,277,888
Government of Japan, 1.7%, 2017	JPY	1,270,900,000	17,600,342
Government of Japan, 1.1%, 2020	JPY	1,566,700,000	20,742,759
Government of Japan, 2.1%, 2024	JPY	958,400,000	13,586,777
Government of Japan, 2.2%, 2027	JPY	587,450,000	8,313,807
Government of Japan, 2.4%, 2037	JPY	512,200,000	7,350,219
Government of Norway, 3.75%, 2021	NOK	22,222,000	4,221,930
Kingdom of Belgium, 5.5%, 2017	EUR	1,330,000	1,999,006
Kingdom of Denmark, 3%, 2021	DKK	9,278,000	1,809,758
Kingdom of Spain, 4.6%, 2019	EUR	5,912,000	7,847,724
Kingdom of Sweden, 5%, 2020	SEK	33,700,000	6,268,195
Kingdom of the Netherlands, 3.75%, 2014	EUR	7,145,000	10,302,895
Kingdom of the Netherlands, 3.5%, 2020	EUR	2,493,000	3,691,698
Kingdom of the Netherlands, 5.5%, 2028	EUR	2,410,000	4,412,054
Republic of Austria, 4.65%, 2018	EUR	2,204,000	3,369,155
Republic of Finland, 3.875%, 2017	EUR	478,000	713,278
Republic of France, 6%, 2025	EUR	2,048,000	3,673,135
Republic of France, 4.75%, 2035	EUR	5,130,000	8,386,333
Republic of Iceland, 4.875%, 2016 (n)		$1,518,000	1,487,553
Republic of Italy, 4.75%, 2013	EUR	8,371,000	11,294,448
Republic of Italy, 5.25%, 2017	EUR	6,626,000	8,916,153
Republic of Italy, 3.75%, 2021	EUR	3,363,000	3,961,305
United Kingdom Treasury, 8%, 2015	GBP	5,661,000	11,305,810
United Kingdom Treasury, 5%, 2018	GBP	3,868,000	7,245,171
United Kingdom Treasury, 8%, 2021	GBP	2,514,000	5,881,323
United Kingdom Treasury, 4.25%, 2027	GBP	2,543,000	4,561,024
United Kingdom Treasury, 4.25%, 2036	GBP	4,171,000	7,367,376

			$241,847,049

Machinery & Tools - 0.2%
Case New Holland, Inc., 7.875%, 2017		$1,240,000	$1,320,600

Major Banks - 3.1%
ABN Amro Bank N.V., FRN, 2.022%, 2014 (n)		$1,400,000	$1,333,808
Bank of America Corp., 7.625%, 2019		2,225,000	2,337,178

4

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - continued
BB&T Corp., 3.95%, 2016	$1,820,000	$1,924,484
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	2,100,000	1,606,500
Credit Suisse (USA), Inc., 6%, 2018	2,385,000	2,420,246
HSBC USA, Inc., 4.875%, 2020	1,870,000	1,753,806
ING Bank N.V., FRN, 1.736%, 2014 (n)	1,900,000	1,867,658
Intesa Sanpaolo S.p.A., FRN, 2.708%, 2014 (n)	2,230,000	2,008,124
JPMorgan Chase & Co., 4.25%, 2020	2,760,000	2,766,541
Macquarie Group Ltd., 6.25%, 2021 (n)	980,000	926,638
Morgan Stanley, 7.3%, 2019	1,772,000	1,826,090
PNC Financial Services Group, Inc., 5.125%, 2020	1,670,000	1,848,475
PNC Financial Services Group, Inc., FRN, 6.75%, 2049	860,000	823,648
Royal Bank of Scotland PLC, 6.125%, 2021	1,710,000	1,690,446
Sumitomo Mitsui Banking, 3.1%, 2016 (n)	880,000	906,759
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,020,000	786,653

		$26,827,054

Metals & Mining - 0.7%
ArcelorMittal, 9.85%, 2019	$767,000	$869,065
ArcelorMittal, 5.5%, 2021	970,000	869,169
Gold Fields Ltd., 4.875%, 2020 (n)	2,197,000	2,022,716
Southern Copper Corp., 6.75%, 2040	407,000	399,878
Teck Resources Ltd., 10.75%, 2019	827,000	1,027,548
Vale Overseas Ltd., 5.625%, 2019	149,000	156,003
Vale Overseas Ltd., 4.625%, 2020	410,000	397,700

		$5,742,079

Mortgage-Backed - 7.3%
Fannie Mae, 4.768%, 2012	$170,891	$173,984
Fannie Mae, 5.37%, 2013	138,458	142,910
Fannie Mae, 4.562%, 2014	74,929	79,832
Fannie Mae, 4.609%, 2014	120,789	128,595
Fannie Mae, 4.778%, 2014	428,968	453,853
Fannie Mae, 4.563%, 2015	667,460	715,564
Fannie Mae, 4.78%, 2015	92,160	100,669
Fannie Mae, 4.815%, 2015	240,743	262,389
Fannie Mae, 4.856%, 2015	73,321	79,963
Fannie Mae, 4.997%, 2015	289,932	317,951
Fannie Mae, 5.465%, 2015	145,599	161,312
Fannie Mae, 5.5%, 2015 - 2037	1,414,252	1,537,302
Fannie Mae, 5.09%, 2016	99,000	109,984
Fannie Mae, 5.272%, 2016	554,855	623,359
Fannie Mae, 5.424%, 2016	97,992	109,074
Fannie Mae, 5.724%, 2016	690,983	767,106
Fannie Mae, 3.308%, 2017	1,686,110	1,775,368
Fannie Mae, 4.989%, 2017	39,336	42,538
Fannie Mae, 5.05%, 2017	489,081	543,604
Fannie Mae, 3.84%, 2018	496,815	534,245
Fannie Mae, 5.34%, 2018	609,981	696,910

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage-Backed - continued
Fannie Mae, 4.57%, 2019	242,248	$268,914
Fannie Mae, 6.16%, 2019	67,310	77,167
Fannie Mae, 4.5%, 2023 - 2040	2,612,266	2,783,248
Fannie Mae, 5%, 2024 - 2040	7,984,751	8,638,778
Fannie Mae, 4%, 2025 - 2040	4,168,942	4,382,751
Fannie Mae, 6%, 2037 - 2038	1,951,109	2,143,831
Fannie Mae, TBA, 4.5%, 2039	5,556,000	5,893,700
Fannie Mae, TBA, 5.5%, 2037	988,000	1,072,134
Freddie Mac, 3.882%, 2017	1,357,000	1,466,209
Freddie Mac, 4.186%, 2019	650,000	722,245
Freddie Mac, 5.085%, 2019	30,000	34,140
Freddie Mac, 2.757%, 2020	333,134	346,654
Freddie Mac, 3.32%, 2020	1,860,052	1,970,908
Freddie Mac, 5%, 2022 - 2038	4,498,191	4,836,323
Freddie Mac, 4%, 2025	1,190,337	1,253,855
Freddie Mac, 5.5%, 2034 - 2037	499,064	546,230
Freddie Mac, 4.5%, 2040	12,834,260	13,596,025
Ginnie Mae, 5%, 2040	662,574	728,360
Ginnie Mae, 4.5%, 2041	2,284,271	2,479,923

		$62,597,907

Oil Services - 0.1%
Transocean, Inc., 6.5%, 2020	$840,000	$916,606

Oils - 0.2%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$2,117,000	$1,968,810

Other Banks & Diversified Financials - 0.4%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$1,300,000	$1,158,167
Citigroup, Inc., 6.125%, 2018	2,375,000	2,547,435

		$3,705,602

Real Estate - 0.3%
Simon Property Group, Inc., REIT, 5.65%, 2020	$2,330,000	$2,555,127

Retailers - 0.3%
Home Depot, Inc., 5.95%, 2041	$1,469,000	$1,747,145
Limited Brands, Inc., 7%, 2020	870,000	913,500

		$2,660,645

Specialty Stores - 0.1%
Best Buy Co., Inc., 6.75%, 2013	$490,000	$525,753

Telecommunications - Wireless - 0.3%
America Movil S.A.B. de C.V., 2.375%, 2016	$242,000	$234,014
Crown Castle Towers LLC, 6.113%, 2020 (n)	2,030,000	2,281,718

		$2,515,732

Tobacco - 0.3%
Altria Group, Inc., 9.7%, 2018	$1,455,000	$1,928,153
Lorillard Tobacco Co., 6.875%, 2020	940,000	1,042,392

		$2,970,545

5

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Government Agencies and Equivalents - 0.3%
Aid-Egypt, 4.45%, 2015	$649,000	$733,772
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	131,000	129,377
Small Business Administration, 5.09%, 2025	41,329	45,413
Small Business Administration, 5.21%, 2026	1,315,584	1,452,021
Small Business Administration, 5.31%, 2027	321,288	355,333

		$2,715,916

U.S. Treasury Obligations - 4.2%
U.S. Treasury Bonds, 4.5%, 2039 (f)	$8,808,000	$11,528,844
U.S. Treasury Notes, 4.75%, 2017	61,000	73,448
U.S. Treasury Notes, 3.5%, 2020 (f)	21,710,000	24,862,943

		$36,465,235

Utilities - Electric Power - 0.6%
Enel Finance International S.A., 6%, 2039 (n)	$894,000	$753,613
Progress Energy, Inc., 7.05%, 2019	2,150,000	2,673,774
TECO Energy, Inc., 6.572%, 2017	1,361,000	1,575,959

		$5,003,346

Total Bonds		$480,905,218

Issuer/Expiration Date/ Strike Price	Number of Contracts	Value ($)
PUT OPTIONS PURCHASED - 0.1%
10 Year U.S. Treasury Note Future - November 2011 @ $127.50	420	$216,563
FTSE 100 Index - October 2011 @ $4,700	200	184,009
iShares Barclays 20 Year Treasury - December 2011 @ 105	2,184	233,688
S&P 500 Index - October 2011 @ 1,050	140	258,160

Total Put Options Purchased - 0.1%		892,420

Issuer	Shares/Par
MONEY MARKET FUNDS (v) - 12.3%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	106,057,493	$106,057,493

COLLATERAL FOR SECURITIES LOANED - 0.1%
Navigator Securities Lending Prime Portfolio, 0.19%, at Net Asset Value (j)	975,413	$975,413

Total Investments		$872,670,528

OTHER ASSETS, LESS LIABILITIES -(1.1)%		(9,680,199)

NET ASSETS - 100.0%		$862,990,329

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $37,840,275, representing 4.4% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At September 30, 2011, the value of securities pledged amounted to $98,751. At September 30, 2011, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

	Acquisition
Restricted Securities	Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.699%, 2023	5/25/06	$170,247	$145,747
Commercial Mortgage Asset Trust, FRN, 0.98%, 2032	8/25/03	36,394	19,652
First Union National Bank Commercial Mortgage Trust, FRN, 1.746%, 2043	12/11/03	230	10
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	549,726	532,396

Total Restricted Securities			$697,805
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

6

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Global Tactical Allocation Portfolio

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts.

8

Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$128,217,282	$—	$—	$128,217,282
United Kingdom	184,009	43,253,260	—	43,437,269
Japan	—	42,418,199	—	42,418,199
Switzerland	1,041,810	18,363,261	—	19,405,071
France	—	10,142,429	—	10,142,429
Netherlands	—	10,092,785	—	10,092,785
Germany	—	9,858,770	—	9,858,770
Taiwan	2,821,016	1,192,259	—	4,013,275
Canada	2,626,993	—	—	2,626,993
Other Countries	—	14,303,768	—	14,303,768
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	216,563	39,181,151	—	39,397,714
Non-U.S. Sovereign Debt	—	267,537,501	—	267,537,501
Corporate Bonds	—	63,509,493	—	63,509,493
Residential Mortgage-Backed Securities	—	62,597,907	—	62,597,907
Commercial Mortgage-Backed Securities	—	17,709,829	—	17,709,829
Asset-Backed Securities (including CDOs)	—	532,396	—	532,396
Foreign Bonds	—	29,836,941	—	29,836,941
Mutual Funds	107,032,906	—	—	107,032,906

Total Investments	$242,140,579	$630,529,949	$—	$872,670,528

Other Financial Instruments
Futures	$590,549	$4,294,980	$—	$4,885,529
Forward Foreign Currency Exchange Contracts	—	9,487,535	—	9,487,535

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $135,874,671 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$890,205,829

Gross unrealized appreciation	$22,613,390
Gross unrealized depreciation	(40,148,691)

Net unrealized appreciation (depreciation)	$(17,535,301)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

9

Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(3) Derivative Contracts at 9/30/11

Forward Foreign Currency Exchange Contracts at 9/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	1,969,639	10/12/11	$1,945,943	$1,904,347	$41,596
SELL	AUD	Credit Suisse Group	139,000	10/12/11	142,448	134,392	8,056
SELL	AUD	Goldman Sachs International	24,579,931	11/09/11	24,056,060	23,682,222	373,838
SELL	AUD	JPMorgan Chase Bank N.A.	15,415,751	10/12/11 - 11/09/11	16,373,275	14,859,607	1,513,668
SELL	CAD	Barclays Bank PLC	3,639,342	10/12/11	3,784,902	3,472,217	312,685
SELL	CAD	Citibank N.A.	2,929,106	1/12/12	2,807,572	2,789,583	17,989
SELL	CAD	Goldman Sachs International	39,313,734	10/12/11 - 11/09/11	40,959,388	37,484,306	3,475,082
SELL	CAD	JPMorgan Chase Bank N.A.	32,540,260	10/12/11 - 11/09/11	31,556,306	31,026,119	530,187
SELL	CAD	UBS AG	2,962,751	10/12/11	3,080,647	2,826,695	253,952
SELL	CHF	Citibank N.A.	105,000	10/12/11	123,012	115,860	7,152
SELL	CHF	Goldman Sachs International	8,377,807	11/09/11	10,740,917	9,249,294	1,491,623
SELL	CHF	JPMorgan Chase Bank N.A.	22,931,724	10/12/11 - 11/09/11	29,371,645	25,317,106	4,054,539
BUY	CNY	Barclays Bank PLC	9,991,000	10/25/11 - 1/18/12	1,556,020	1,566,431	10,411
BUY	CNY	Deutsche Bank AG	22,433,000	10/21/11 - 11/16/11	3,499,453	3,513,839	14,386
BUY	CNY	Goldman Sachs International	713,000	1/18/12	111,306	111,808	502
BUY	CNY	HSBC Bank	2,440,000	11/16/11	378,471	382,272	3,801
SELL	CNY	Goldman Sachs International	713,000	1/18/12	111,808	111,808	0
SELL	CNY	Royal Bank of Scotland Group PLC	714,000	10/21/11	111,955	111,829	126
SELL	CZK	Citibank N.A.	445,000	10/12/11	26,205	24,154	2,051
SELL	DKK	Brown Brothers Harriman	142,000	10/12/11	27,180	25,564	1,616
SELL	DKK	Goldman Sachs International	10,926,861	10/12/11 - 11/09/11	2,074,105	1,967,018	107,087
SELL	DKK	JPMorgan Chase Bank N.A.	915,471	10/12/11 - 11/09/11	170,563	164,806	5,757
SELL	DKK	Royal Bank of Scotland Group PLC	19,103,452	10/12/11	3,599,737	3,439,184	160,553
SELL	EUR	Barclays Bank PLC	9,568,630	10/12/11	13,140,439	12,818,804	321,635
SELL	EUR	Citibank N.A.	9,238,698	10/12/11 - 1/12/12	12,947,041	12,376,008	571,033
SELL	EUR	Credit Suisse Group	6,013,030	10/12/11	8,245,024	8,055,474	189,550
SELL	EUR	Deutsche Bank AG	344,000	10/12/11	469,776	460,846	8,930
SELL	EUR	Goldman Sachs International	71,063,336	10/12/11 - 11/09/11	100,714,200	95,183,937	5,530,263
SELL	EUR	HSBC Bank	5,971,000	10/12/11	8,513,751	7,999,169	514,582
SELL	EUR	JPMorgan Chase Bank N.A.	16,916,744	11/09/11	23,082,000	22,658,606	423,394
SELL	EUR	UBS AG	1,051,000	10/12/11	1,444,989	1,407,993	36,996
SELL	GBP	Barclays Bank PLC	3,685,220	10/12/11	5,995,348	5,746,278	249,070
SELL	GBP	Citibank N.A.	5,359,910	10/12/11	8,512,090	8,357,584	154,506
SELL	GBP	Credit Suisse Group	282,000	10/12/11	451,631	439,716	11,915
SELL	GBP	Deutsche Bank AG	1,003,430	10/12/11	1,601,213	1,564,625	36,588
SELL	GBP	Goldman Sachs International	3,993,121	11/09/11	6,501,000	6,224,668	276,332
SELL	GBP	JPMorgan Chase Bank N.A.	721,614	11/09/11	1,131,000	1,124,886	6,114
SELL	IDR	Barclays Bank PLC	13,355,093,000	10/21/11	1,536,835	1,517,032	19,803
BUY	JPY	Barclays Bank PLC	194,774,000	10/12/11	2,467,047	2,525,543	58,496
BUY	JPY	Brown Brothers Harriman	16,421,000	10/12/11	208,557	212,923	4,366
BUY	JPY	Citibank N.A.	54,474,000	10/12/11	695,545	706,339	10,794
BUY	JPY	Credit Suisse Group	140,036,000	10/12/11	1,793,483	1,815,781	22,298
BUY	JPY	Deutsche Bank AG	106,244,000	10/12/11	1,349,453	1,377,616	28,163
BUY	JPY	HSBC Bank	2,350,568,717	10/12/11	28,961,444	30,478,719	1,517,275
BUY	JPY	JPMorgan Chase Bank N.A.	733,501,838	10/12/11 - 11/09/11	9,449,938	9,514,209	64,271
BUY	JPY	UBS AG	152,730,000	10/12/11	1,974,068	1,980,378	6,310
SELL	JPY	Barclays Bank PLC	442,789,827	10/12/11	5,781,671	5,741,447	40,224
SELL	JPY	Citibank N.A.	396,528,449	10/12/11	5,157,524	5,141,598	15,926
SELL	JPY	Credit Suisse Group	582,896,000	10/12/11	7,593,738	7,558,138	35,600
SELL	JPY	JPMorgan Chase Bank N.A.	507,430,706	10/12/11 - 11/09/11	6,589,853	6,581,052	8,801
SELL	JPY	Royal Bank of Scotland Group PLC	19,355,000	10/12/11	253,156	250,967	2,189
SELL	JPY	UBS AG	10,842,000	10/12/11	141,627	140,583	1,044
BUY	KRW	JPMorgan Chase Bank N.A.	189,449,000	10/21/11	160,075	160,650	575
SELL	KRW	JPMorgan Chase Bank N.A.	291,188,000	10/21/11	270,463	246,924	23,539
SELL	MXN	Citibank N.A.	388,000	10/12/11	31,348	27,955	3,393

10

Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	MYR	Deutsche Bank AG	8,173,020	10/21/11	2,555,746	2,558,267	2,521
SELL	MYR	Credit Suisse Group	467,860	10/03/11	149,167	146,550	2,617
SELL	MYR	JPMorgan Chase Bank N.A.	6,293,000	10/21/11	2,079,643	1,969,795	109,848
SELL	NOK	Barclays Bank PLC	490,000	10/12/11	88,724	83,441	5,283
SELL	NOK	Citibank N.A.	5,380,969	1/12/12	913,999	912,301	1,698
SELL	NOK	Credit Suisse Group	18,429,885	10/12/11	3,325,938	3,138,391	187,547
SELL	NOK	Deutsche Bank AG	15,114,000	10/12/11	2,729,390	2,573,735	155,655
SELL	NOK	Goldman Sachs International	570,000	10/12/11	104,688	97,064	7,624
SELL	NOK	JPMorgan Chase Bank N.A.	24,429,938	10/12/11 - 11/09/11	4,501,095	4,154,603	346,492
SELL	NZD	Barclays Bank PLC	12,000	10/12/11	9,941	9,143	798
SELL	NZD	JPMorgan Chase Bank N.A.	37,420,346	11/09/11	29,587,000	28,455,256	1,131,744
SELL	NZD	Royal Bank of Scotland Group PLC	91,000	10/12/11	74,893	69,335	5,558
SELL	PLN	Barclays Bank PLC	4,258,000	10/03/11	1,321,540	1,285,570	35,970
SELL	PLN	Goldman Sachs International	364,000	10/03/11	125,521	109,898	15,623
SELL	SEK	Barclays Bank PLC	16,588,367	10/12/11	2,513,379	2,416,648	96,731
SELL	SEK	Credit Suisse Group	1,055,000	10/12/11	161,507	153,696	7,811
SELL	SEK	Deutsche Bank AG	176,000	10/12/11	26,150	25,640	510
SELL	SEK	Goldman Sachs International	3,341,144	10/12/11 - 11/09/11	519,551	486,079	33,472
SELL	SEK	JPMorgan Chase Bank N.A.	5,751,834	11/09/11	901,660	836,743	64,917
SELL	SGD	Credit Suisse Group	1,255,000	10/12/11	1,027,785	959,567	68,218
SELL	SGD	JPMorgan Chase Bank N.A.	3,916,000	10/12/11	3,134,266	2,994,154	140,112
BUY	ZAR	Citibank N.A.	36,478,178	10/12/11	4,382,395	4,512,387	129,992
SELL	ZAR	Goldman Sachs International	1,093,000	10/12/11	150,155	135,205	14,950
SELL	ZAR	Royal Bank of Scotland Group PLC	27,263,043	11/14/11	3,776,058	3,356,446	419,612

							$25,565,935

Liability Derivatives
BUY	AUD	Barclays Bank PLC	414,000	10/12/11	$430,263	$400,277	$(29,986)
BUY	AUD	Credit Suisse Group	235,000	10/12/11	246,633	227,210	(19,423)
BUY	AUD	Deutsche Bank AG	215,000	10/12/11	220,076	207,873	(12,203)
BUY	AUD	Goldman Sachs International	183,000	10/12/11	199,517	176,934	(22,583)
BUY	AUD	JPMorgan Chase Bank N.A.	6,280,437	10/12/11 - 11/09/11	6,726,451	6,051,208	(675,243)
BUY	AUD	Westpac Banking Corp	1,276,743	10/12/11	1,358,097	1,234,420	(123,677)
BUY	CAD	Barclays Bank PLC	550,000	10/12/11	564,273	524,743	(39,530)
BUY	CAD	Citibank N.A.	1,969,943	10/12/11	1,995,288	1,879,479	(115,809)
BUY	CAD	Credit Suisse Group	1,056,000	10/12/11	1,079,126	1,007,507	(71,619)
BUY	CAD	Deutsche Bank AG	133,000	10/12/11	133,876	126,893	(6,983)
BUY	CAD	Goldman Sachs International	403,000	10/12/11	419,796	384,493	(35,303)
BUY	CAD	UBS AG	2,103,052	10/12/11	2,114,140	2,006,476	(107,664)
BUY	CHF	Barclays Bank PLC	103,000	10/12/11	134,567	113,653	(20,914)
BUY	CHF	Credit Suisse Group	72,000	10/12/11	88,190	79,447	(8,743)
BUY	CHF	Deutsche Bank AG	199,000	10/12/11	224,085	219,583	(4,502)
BUY	CHF	Goldman Sachs International	854,051	10/12/11 - 11/09/11	1,101,919	942,845	(159,074)
BUY	CHF	JPMorgan Chase Bank N.A.	6,492,921	11/09/11	7,450,000	7,168,335	(281,665)
BUY	CHF	Merrill Lynch International Bank	3,470,000	10/12/11	4,111,496	3,828,909	(282,587)
BUY	CNY	Citibank N.A.	714,000	10/21/11	111,829	111,829	0
BUY	CNY	Deutsche Bank AG	852,000	10/25/11	133,626	133,449	(177)
SELL	CNY	Barclays Bank PLC	9,991,000	10/25/11 - 1/18/12	1,565,806	1,566,430	(624)
SELL	CNY	Deutsche Bank AG	23,285,000	10/21/11 - 11/16/11	3,645,128	3,647,289	(2,161)
SELL	CNY	HSBC Bank	2,440,000	11/16/11	382,176	382,272	(96)
BUY	CZK	Barclays Bank PLC	835,000	10/12/11	49,290	45,323	(3,967)
BUY	CZK	Goldman Sachs International	11,232,000	10/12/11	665,127	609,650	(55,477)
BUY	DKK	Barclays Bank PLC	165,000	10/12/11	31,691	29,705	(1,986)
BUY	DKK	Credit Suisse Group	10,689,922	10/12/11	2,055,359	1,924,501	(130,858)
BUY	DKK	Deutsche Bank AG	10,257,706	10/12/11	1,876,051	1,846,689	(29,362)
BUY	DKK	JPMorgan Chase Bank N.A.	959,000	10/12/11	181,844	172,648	(9,196)
BUY	EUR	Barclays Bank PLC	3,767,000	10/12/11	5,310,539	5,046,537	(264,002)
BUY	EUR	Brown Brothers Harriman	980,000	10/12/11	1,386,460	1,312,876	(73,584)
BUY	EUR	Citibank N.A.	13,036,325	10/12/11	18,421,126	17,464,372	(956,754)
BUY	EUR	Credit Suisse Group	3,132,000	10/12/11	4,393,318	4,195,846	(197,472)
BUY	EUR	Deutsche Bank AG	20,027,428	10/12/11	28,650,174	26,830,141	(1,820,033)
BUY	EUR	Goldman Sachs International	715,000	10/12/11	992,265	957,864	(34,401)
BUY	EUR	JPMorgan Chase Bank N.A.	840,000	10/12/11	1,207,437	1,125,322	(82,115)
BUY	EUR	Merrill Lynch International Bank	553,000	10/12/11	776,324	740,838	(35,486)

11

Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	EUR	UBS AG	14,925,553	10/12/11 - 12/15/11	20,371,205	19,990,992	(380,213)
BUY	GBP	Barclays Bank PLC	1,332,000	10/12/11	2,145,150	2,076,957	(68,193)
BUY	GBP	Citibank N.A.	195,606	10/12/11	311,696	305,004	(6,692)
BUY	GBP	Credit Suisse Group	2,320,905	10/12/11	3,800,303	3,618,933	(181,370)
BUY	GBP	Deutsche Bank AG	245,000	10/12/11	399,125	382,023	(17,102)
BUY	GBP	Goldman Sachs International	623,000	10/12/11	994,817	971,430	(23,387)
BUY	GBP	JPMorgan Chase Bank N.A.	4,248,055	11/09/11	6,872,383	6,622,073	(250,310)
BUY	GBP	Merrill Lynch International Bank	134,000	10/12/11	213,844	208,943	(4,901)
BUY	GBP	UBS AG	120,000	10/12/11	196,345	187,113	(9,232)
SELL	GBP	JPMorgan Chase Bank N.A.	270,000	10/12/11	418,662	421,004	(2,342)
BUY	HUF	Deutsche Bank AG	95,326,000	10/12/11	515,262	435,551	(79,711)
BUY	IDR	Barclays Bank PLC	1,212,787,000	10/21/11	141,022	137,763	(3,259)
BUY	IDR	Credit Suisse Group	2,287,945,000	10/21/11	267,972	259,892	(8,080)
BUY	IDR	HSBC Bank	9,098,244,000	10/21/11	1,057,812	1,033,488	(24,324)
BUY	IDR	JPMorgan Chase Bank N.A.	749,023,000	10/21/11	87,136	85,083	(2,053)
BUY	JPY	Barclays Bank PLC	120,914,000	10/12/11	1,576,380	1,567,835	(8,545)
BUY	JPY	Brown Brothers Harriman	89,509,000	10/12/11	1,169,358	1,160,621	(8,737)
BUY	JPY	Citibank N.A.	28,941,000	10/12/11	378,024	375,265	(2,759)
BUY	JPY	Credit Suisse Group	658,199,767	10/12/11	8,575,778	8,534,566	(41,212)
BUY	JPY	Deutsche Bank AG	90,874,000	10/12/11	1,185,364	1,178,320	(7,044)
BUY	JPY	Goldman Sachs International	79,498,000	10/12/11	1,037,062	1,030,813	(6,249)
BUY	JPY	HSBC Bank	904,738,543	10/12/11	11,795,809	11,731,319	(64,490)
BUY	JPY	JPMorgan Chase Bank N.A.	1,784,899,396	11/09/11	23,240,000	23,152,864	(87,136)
SELL	JPY	Credit Suisse Group	207,226,998	10/12/11	2,667,191	2,687,015	(19,824)
SELL	JPY	Goldman Sachs International	11,545,000	10/12/11	148,433	149,699	(1,266)
SELL	JPY	JPMorgan Chase Bank N.A.	10,245,851,569	11/09/11	132,741,497	132,904,304	(162,807)
SELL	JPY	UBS AG	63,682,000	10/12/11	825,419	825,734	(315)
BUY	KRW	Barclays Bank PLC	806,389,000	10/21/11	755,278	683,808	(71,470)
BUY	KRW	JPMorgan Chase Bank N.A.	178,081,200	10/21/11	167,590	151,011	(16,579)
BUY	KRW	Royal Bank of Scotland Group PLC	107,621,000	10/21/11	99,820	91,261	(8,559)
BUY	KRW	UBS AG	225,738,000	10/21/11	213,421	191,423	(21,998)
BUY	MXN	JPMorgan Chase Bank N.A.	18,520,000	10/12/11	1,583,631	1,334,350	(249,281)
BUY	MYR	Barclays Bank PLC	843,876	10/21/11	283,425	264,145	(19,280)
BUY	MYR	Credit Suisse Group	935,720	10/03/11 - 10/21/11	307,814	292,996	(14,818)
BUY	NOK	Citibank N.A.	115,000	10/12/11	21,198	19,583	(1,615)
BUY	NOK	Deutsche Bank AG	18,094,000	10/12/11	3,335,490	3,081,194	(254,296)
BUY	NOK	Goldman Sachs International	152,001,560	10/12/11 - 11/09/11	26,379,120	25,848,895	(530,225)
BUY	NOK	JPMorgan Chase Bank N.A.	144,255,069	11/09/11	26,584,601	24,531,310	(2,053,291)
BUY	NZD	Barclays Bank PLC	839,000	10/12/11	693,586	639,252	(54,334)
BUY	NZD	JPMorgan Chase Bank N.A.	44,348,301	11/09/11	38,341,648	33,723,425	(4,618,223)
BUY	PLN	Barclays Bank PLC	8,302,000	10/03/11 - 11/16/11	2,766,126	2,500,751	(265,375)
BUY	PLN	Goldman Sachs International	578,000	10/03/11	206,690	174,509	(32,181)
BUY	SEK	Barclays Bank PLC	774,000	10/12/11	122,005	112,759	(9,246)
BUY	SEK	Deutsche Bank AG	807,070	10/12/11	126,940	117,577	(9,363)
BUY	SEK	Goldman Sachs International	85,988,189	11/09/11	12,698,000	12,509,057	(188,943)
BUY	SEK	JPMorgan Chase Bank N.A.	4,865,090	10/12/11 - 11/09/11	759,144	707,927	(51,217)
BUY	SEK	UBS AG	1,362,000	10/12/11	211,948	198,420	(13,528)
SELL	SEK	Deutsche Bank AG	8,231,897	10/12/11	1,195,551	1,199,250	(3,699)
BUY	SGD	Barclays Bank PLC	5,152,500	10/12/11	4,223,548	3,939,576	(283,972)
BUY	SGD	Citibank N.A.	145,000	10/12/11	119,352	110,867	(8,485)
BUY	SGD	Credit Suisse Group	178,000	10/12/11	148,004	136,098	(11,906)
BUY	SGD	JPMorgan Chase Bank N.A.	774,500	10/12/11	643,389	592,179	(51,210)
BUY	THB	HSBC Bank	31,199,000	10/11/11	1,038,740	999,637	(39,103)
BUY	TWD	Barclays Bank PLC	55,823,650	10/28/11	1,836,002	1,832,623	(3,379)
BUY	ZAR	Goldman Sachs International	299,000	10/12/11	42,998	36,986	(6,012)

							$(16,078,400)

12

Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

Futures Contracts Outstanding at 9/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	294	$27,752,752	December - 2011	$1,346,757
CAC 40 Index (Long)	EUR	482	19,035,418	October - 2011	606,367
DAX Index (Long)	EUR	108	19,485,413	December - 2011	916,214
FTSE MIB Index (Long)	EUR	179	17,360,872	December - 2011	855,924
Hand Seng Index (Short)	HKD	163	17,744,747	October - 2011	839,227
Hang Seng China ENT Index (Short)	HKD	236	12,958,152	October - 2011	901,253
IBEX 35 Index (Long)	EUR	158	17,685,885	October - 2011	1,176,518
MSCI Taiwan Index (Short)	USD	113	2,775,179	October - 2011	109,497
S&P TSE 60 Index (Short)	CAD	219	27,783,052	December - 2011	1,583,081
SGX CNX Nifty Index (Short)	USD	1,878	18,290,955	October - 2011	177,723
					8,512,561

Interest Rate Futures
German Euro Bund (Short)	EUR	568	$103,865,875	December - 2011	$262,742
U.S. Treasury Note 10 yr (Long)	USD	367	47,744,406	December - 2011	300,298
UK Long Gilt Bond (Long)	GBP	278	56,352,406	December - 2011	708,145

					1,271,185

					$9,783,746

Liability Derivatives
Equity Futures
AEX Index (Short)	EUR	267	$19,843,098	October - 2011	$(149,900)
Bovespa Index (Long)	BRL	72	2,000,759	October - 2011	(188,571)
FTSE 100 Index (Long)	GBP	497	38,955,244	December - 2011	(1,469,658)
KOSPI Index (Long)	KRW	162	14,979,562	December - 2011	(620,248)
Mex Bolsa Index (Long)	MXN	52	1,257,701	December - 2011	(39,032)
NIKKEI 225 Index (Long)	JPY	138	15,294,582	December - 2011	(255,424)
OMX 30 Index (Short)	SEK	636	8,337,326	October - 2011	(139,270)
S&P 500 E-Mini Index (Long)	USD	412	23,195,600	December - 2011	(611,994)
TURKDEK ISE 30 Index (Short)	TRY	1,279	5,053,303	October - 2011	(286,358)

					(3,760,455)
Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	56	$6,192,312	December - 2011	$(47,959)
Govt Of Canada Bond 10 yr (Short)	CAD	512	64,939,326	December - 2011	(1,075,250)
Japan Govt Bond 10 yr (Long)	JPY	15	27,660,443	December - 2011	(14,553)

					(1,137,762)

					$(4,898,217)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

13

Global Tactical Allocation Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

	Beginning	Acquisitions	Dispositions	Ending
	Shares/Par	Shares/Par	Shares/Par	Shares/Par
Underlying Affiliated Funds	Amount	Amount	Amount	Amount
MFS Insititutional Money Market Portfolio	51,691,815	385,256,208	(330,890,530)	106,057,493

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Insititutional Money Market Portfolio	$—	$—	$54,408	$106,057,493

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2011, are as follows:

United States	55.6%
United Kingdom	20.4%
Japan	18.0%
Canada	(7.9)%
Italy	5.4%
Germany	(5.3)%
France	5.0%
Spain	3.4%
Switzerland	2.8%
Other Countries	2.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

14

MFS® Government Securities Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited)

MFS Government Securities Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS - 92.8%
Agency - Other - 5.3%
Financing Corp., 9.4%, 2018	$5,475,000	$7,933,160
Financing Corp., 9.8%, 2018	7,760,000	11,533,416
Financing Corp., 10.35%, 2018	3,415,000	5,262,433
Financing Corp., STRIPS, 0%, 2017	8,940,000	8,068,547

		$32,797,556

Asset-Backed & Securitized - 1.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$1,709,000	$1,761,639
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	3,445,785	3,616,520
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	2,026,008	2,117,241
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.184%, 2051	1,981,480	2,102,140

		$9,597,540

Local Authorities - 1.2%
California (Build America Bonds), 7.625%, 2040	$405,000	$499,252
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	2,045,000	2,418,642
Port Authority NY & NJ (168th Series), 4.926%, 2051	2,525,000	2,595,776
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	320,000	375,475
University of California Rev. (Build America Bonds), 5.77%, 2043	1,220,000	1,403,866

		$7,293,011

Mortgage-Backed - 46.4%
Fannie Mae, 4.719%, 2012	$314,738	$320,463
Fannie Mae, 4.73%, 2012	848,281	870,989
Fannie Mae, 6.005%, 2012	259,147	258,935
Fannie Mae, 4.325%, 2013	346,448	358,444
Fannie Mae, 4.495%, 2013	698,216	719,939
Fannie Mae, 4.542%, 2013	1,365,756	1,412,316
Fannie Mae, 4.845%, 2013	1,624,886	1,699,091
Fannie Mae, 5.06%, 2013	826,102	842,075
Fannie Mae, 5.159%, 2013	2,154,999	2,285,155
Fannie Mae, 5.37%, 2013	1,488,885	1,536,762
Fannie Mae, 4.563%, 2014	969,532	1,032,979
Fannie Mae, 4.6%, 2014	790,812	839,570
Fannie Mae, 4.61%, 2014	3,088,658	3,288,274
Fannie Mae, 4.77%, 2014	677,172	726,038
Fannie Mae, 4.82%, 2014	696,196	757,631
Fannie Mae, 4.842%, 2014	4,574,844	4,890,010
Fannie Mae, 4.873%, 2014	2,871,093	3,018,840
Fannie Mae, 4.88%, 2014 - 2020	817,432	889,818

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage-Backed - continued
Fannie Mae, 5.1%, 2014 - 2019	1,052,533	$1,145,974
Fannie Mae, 4.56%, 2015	1,024,718	1,106,402
Fannie Mae, 4.62%, 2015	1,431,320	1,542,925
Fannie Mae, 4.665%, 2015	692,919	749,915
Fannie Mae, 4.69%, 2015	565,274	611,197
Fannie Mae, 4.7%, 2015	1,026,295	1,111,582
Fannie Mae, 4.74%, 2015	650,957	707,580
Fannie Mae, 4.78%, 2015	901,721	984,976
Fannie Mae, 4.79%, 2015	938,868	1,025,720
Fannie Mae, 4.81%, 2015	906,030	990,097
Fannie Mae, 4.815%, 2015	809,681	882,485
Fannie Mae, 4.85%, 2015	567,701	615,336
Fannie Mae, 4.856%, 2015	307,768	335,647
Fannie Mae, 4.87%, 2015	597,517	650,732
Fannie Mae, 4.89%, 2015	675,282	733,400
Fannie Mae, 4.893%, 2015	1,418,068	1,558,043
Fannie Mae, 4.997%, 2015	158,145	173,428
Fannie Mae, 5.466%, 2015	3,012,386	3,337,499
Fannie Mae, 4.5%, 2016 - 2041	21,542,988	22,950,269
Fannie Mae, 5.152%, 2016	1,781,372	1,998,586
Fannie Mae, 5.424%, 2016	1,846,424	2,055,229
Fannie Mae, 5.724%, 2016	1,566,229	1,738,774
Fannie Mae, 6.5%, 2016 - 2037	4,774,319	5,359,871
Fannie Mae, 4.989%, 2017	3,378,978	3,654,017
Fannie Mae, 5.5%, 2017 - 2038	38,678,815	42,180,053
Fannie Mae, 6%, 2017 - 2037	8,589,582	9,433,753
Fannie Mae, 3.8%, 2018	653,889	701,844
Fannie Mae, 3.99%, 2018	600,000	649,594
Fannie Mae, 4%, 2018	695,884	753,800
Fannie Mae, 4.19%, 2018	397,748	434,417
Fannie Mae, 5.16%, 2018	1,403,536	1,560,989
Fannie Mae, 5.68%, 2018	468,943	528,927
Fannie Mae, 4.67%, 2019	525,000	587,009
Fannie Mae, 4.83%, 2019	390,456	438,811
Fannie Mae, 4.875%, 2019	2,360,288	2,625,198
Fannie Mae, 5%, 2019 - 2041	28,245,167	30,488,669
Fannie Mae, 5.05%, 2019	326,940	369,940
Fannie Mae, 5.6%, 2019	583,785	650,087
Fannie Mae, 3.87%, 2020	702,699	752,205
Fannie Mae, 4.14%, 2020	432,259	469,931
Fannie Mae, 7.5%, 2022 - 2031	557,562	650,434
Fannie Mae, 4.5%, 2025	1,090,436	1,162,613
Freddie Mac, 4.375%, 2015	178,639	179,445
Freddie Mac, 5%, 2016 - 2040	12,129,164	13,035,182
Freddie Mac, 3.882%, 2017	1,992,000	2,152,313
Freddie Mac, 3.154%, 2018	1,970,000	2,062,787
Freddie Mac, 4.186%, 2019	814,000	904,473
Freddie Mac, 5.085%, 2019	2,879,000	3,276,346
Freddie Mac, 3.32%, 2020	984,155	1,042,809
Freddie Mac, 4.224%, 2020	1,758,821	1,943,143
Freddie Mac, 4.251%, 2020	1,330,000	1,471,631
Freddie Mac, 6%, 2021 - 2038	19,205,593	21,268,668
Freddie Mac, 5.5%, 2022 - 2036	23,043,031	25,110,153
Freddie Mac, 4%, 2025	5,019,276	5,287,115
Freddie Mac, 4.5%, 2025 - 2028	2,019,558	2,103,328
Freddie Mac, 6.5%, 2032 - 2037	2,885,886	3,243,050
Ginnie Mae, 4%, 2032	71,024	71,649
Ginnie Mae, 5.5%, 2033 - 2038	8,865,018	9,836,016
Ginnie Mae, 4.5%, 2039 - 2041	10,376,528	11,303,450
Ginnie Mae, 5.612%, 2058	4,516,029	4,811,099

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Government Securities Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage-Backed - continued
Ginnie Mae, 6.357%, 2058	2,505,000	$2,583,329

		$287,891,273

Municipals - 0.7%
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 2020	$3,555,000	$4,385,590

U.S. Government Agencies and Equivalents - 3.1%
Aid-Egypt, 4.45%, 2015	$2,827,000	$3,196,263
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	473,000	467,140
Small Business Administration, 6.35%, 2021	875,929	964,903
Small Business Administration, 6.34%, 2021	797,873	879,906
Small Business Administration, 6.44%, 2021	1,041,202	1,151,356
Small Business Administration, 6.625%, 2021	1,226,261	1,361,336
Small Business Administration, 6.07%, 2022	978,872	1,082,884
Small Business Administration, 4.98%, 2023	1,014,831	1,105,611
Small Business Administration, 4.77%, 2024	1,789,033	1,942,466
Small Business Administration, 5.52%, 2024	1,332,529	1,474,319
Small Business Administration, 5.11%, 2025	1,343,924	1,474,912
U.S. Department of Housing & Urban Development, 6.36%, 2016	3,943,000	3,967,451
U.S. Department of Housing & Urban Development, 6.59%, 2016	307,000	308,257

		$19,376,804

U.S. Treasury Obligations - 34.6%
U.S. Treasury Bonds, 7.875%, 2021	$114,000	$173,948

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 6.25%, 2023	$2,875,000	$4,097,772
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,864,631
U.S. Treasury Bonds, 6.75%, 2026	1,829,000	2,806,087
U.S. Treasury Bonds, 5.25%, 2029	11,604,000	15,848,523
U.S. Treasury Bonds, 4.5%, 2036	1,102,000	1,426,918
U.S. Treasury Bonds, 5%, 2037	488,000	679,388
U.S. Treasury Bonds, 4.375%, 2038	3,147,000	4,020,293
U.S. Treasury Bonds, 4.5%, 2039	19,773,500	25,881,653
U.S. Treasury Notes, 0.75%, 2011	28,000,000	28,030,632
U.S. Treasury Notes, 1.375%, 2012	20,723,000	20,880,039
U.S. Treasury Notes, 3.125%, 2013	28,438,000	30,042,074
U.S. Treasury Notes, 1.875%, 2014	10,810,000	11,221,288
U.S. Treasury Notes, 4%, 2015	6,108,000	6,812,808
U.S. Treasury Notes, 2.125%, 2015 (f)	18,231,000	19,237,898
U.S. Treasury Notes, 2.625%, 2018	9,329,000	10,086,981
U.S. Treasury Notes, 2.75%, 2019	4,074,000	4,429,204
U.S. Treasury Notes, 3.125%, 2019	8,538,000	9,511,861
U.S. Treasury Notes, 3.5%, 2020	7,736,000	8,859,499
U.S. Treasury Notes, 2.625%, 2020	6,254,000	6,698,134

		$214,609,631

Total Bonds		$575,951,405

MONEY MARKET FUNDS (v) - 7.1%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	44,337,672	$44,337,672

Total Investments		$620,289,077

OTHER ASSETS, LESS LIABILITIES - 0.1%		312,922

NET ASSETS - 100.0%		$620,601,999

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $467,140, representing 0.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Government Securities Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$266,783,991	$—	$266,783,991
Municipal Bonds	—	4,385,590	—	4,385,590
Corporate Bonds	—	7,293,011	—	7,293,011
Residential Mortgage-Backed Securities	—	287,891,273	—	287,891,273
Commercial Mortgage-Backed Securities	—	9,597,540	—	9,597,540
Mutual Funds	44,337,672	—	—	44,337,672

Total Investments	$44,337,672	$575,951,405	$—	$620,289,077

Other Financial Instruments
Futures	$(69,325)	$—	$—	$(69,325)

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Government Securities Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$581,052,744

Gross unrealized appreciation	$39,625,748
Gross unrealized depreciation	(389,415)

Net unrealized appreciation (depreciation)	$39,236,333

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 9/30/11

Futures Contracts Outstanding at 9/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	66	$8,586,188	December -2011	$(69,325)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	36,330,825	176,365,137	(168,358,290)	44,337,672

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$43,021	$44,337,672

4

MFS® High Yield Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited)

MFS High Yield Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS - 93.3%
Aerospace - 1.9%
BE Aerospace, Inc., 8.5%, 2018		$260,000	$278,187
Bombardier, Inc., 7.5%, 2018 (n)		835,000	880,925
Bombardier, Inc., 7.75%, 2020 (n)		330,000	351,450
CPI International, Inc., 8%, 2018		635,000	571,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		746,000	317,050
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	395,000	328,105
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$670,000	621,425

			$3,348,642

Apparel Manufacturers - 0.8%
Hanesbrands, Inc., 8%, 2016		$345,000	$364,838
Hanesbrands, Inc., 6.375%, 2020		330,000	320,100
Phillips-Van Heusen Corp., 7.375%, 2020		640,000	667,200

			$1,352,138

Asset-Backed & Securitized - 1.8%
Anthracite Ltd., CDO, 6%, 2037 (z)		$1,300,000	$585,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.552%, 2038 (z)		568,229	73,870
Babson Ltd., CLO, “D”, FRN, 1.749%, 2018 (n)		670,000	418,750
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049		952,699	452,605
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)		1,126,045	22,521
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.553%, 2050 (z)		514,497	10,290
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		855,000	467,847
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		438,654	412,335
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.256%, 2051		690,000	366,973
Wachovia Bank Commercial Mortgage Trust, FRN, 5.935%, 2047		557,306	181,342
Wachovia Credit, CDO, FRN, 1.708%, 2026 (z)		376,000	263,200

			$3,254,733

Automotive - 2.6%
Accuride Corp., 9.5%, 2018		$610,000	$561,200
Allison Transmission, Inc., 7.125%, 2019 (n)		545,000	493,225
Chrysler Group LLC/CG Co- Issuer, Inc., 8.25%, 2021 (n)		280,000	215,600
Ford Motor Co., 7.45%, 2031		295,000	333,020
Ford Motor Credit Co. LLC, 8%, 2014		435,000	461,188
Ford Motor Credit Co. LLC, 12%, 2015		1,210,000	1,452,000

Issuer	Shares/Par	Value ($)
BONDS - continued
Automotive - continued
General Motors Financial Co.,
Inc., 6.75%, 2018 (n)	$400,000	$392,000
Jaguar Land Rover PLC, 7.75%, 2018 (n)	155,000	137,950
Jaguar Land Rover PLC, 8.125%, 2021 (n)	655,000	576,400

		$4,622,583

Basic Industry - 0.4%
Trimas Corp., 9.75%, 2017	$645,000	$674,025

Broadcasting - 5.2%
Allbritton Communications Co., 8%, 2018	$315,000	$296,100
AMC Networks, Inc., 7.75%, 2021 (n)	383,000	392,575
Clear Channel Communications, Inc., 9%, 2021	357,000	265,073
EH Holding Corp., 7.625%, 2021 (n)	385,000	370,563
Gray Television, Inc., 10.5%, 2015	175,000	158,375
Inmarsat Finance PLC, 7.375%, 2017 (n)	645,000	646,613
Intelsat Bermuda Ltd., 11.25%, 2017	750,000	650,625
Intelsat Jackson Holdings Ltd., 9.5%, 2016	1,315,000	1,333,081
Intelsat Jackson Holdings Ltd., 11.25%, 2016	245,000	249,900
LBI Media, Inc., 8.5%, 2017 (z)	640,000	403,200
Liberty Media Corp., 8.5%, 2029	555,000	530,025
Local TV Finance LLC, 9.25%, 2015 (p)(z)	944,657	869,084
Newport Television LLC, 13%, 2017 (n)(p)	293,481	273,630
Nexstar Broadcasting Group, Inc., 8.875%, 2017	265,000	261,688
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	400,000	420,000
Sinclair Broadcast Group, Inc., 8.375%, 2018	105,000	103,425
SIRIUS XM Radio, Inc., 13%, 2013 (n)	390,000	436,800
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	415,000	449,238
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	485,000	489,850
Univision Communications, Inc., 6.875%, 2019 (n)	370,000	329,300
Univision Communications, Inc., 7.875%, 2020 (n)	285,000	267,188
Univision Communications, Inc., 8.5%, 2021 (n)	280,000	218,400

		$9,414,733

Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 12.5%, 2017	$710,000	$800,525

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Building - 2.1%
Associated Materials LLC, 9.125%, 2017		$165,000	$133,650
Building Materials Holding Corp., 6.875%, 2018 (n)		480,000	465,600
Building Materials Holding Corp., 7%, 2020 (n)		290,000	289,275
Building Materials Holding Corp., 6.75%, 2021 (n)		260,000	247,000
CEMEX S.A., 9.25%, 2020		1,310,000	851,500
Masonite International Corp., 8.25%, 2021 (n)		310,000	279,775
Nortek, Inc., 10%, 2018 (n)		180,000	166,500
Nortek, Inc., 8.5%, 2021 (n)		645,000	519,225
Owens Corning, 9%, 2019		425,000	501,791
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)		265,000	249,763

			$3,704,079

Business Services - 1.3%
Ceridian Corp., 12.25%, 2015 (p)		$310,000	$249,550
iGate Corp., 9%, 2016 (n)		453,000	421,290
Interactive Data Corp., 10.25%, 2018		555,000	596,625
Iron Mountain, Inc., 8.375%, 2021		440,000	448,800
SunGard Data Systems, Inc., 10.25%, 2015		362,000	365,620
SunGard Data Systems, Inc., 7.375%, 2018		275,000	255,750

			$2,337,635

Cable TV - 3.8%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$155,000	$156,163
Cablevision Systems Corp., 8.625%, 2017		465,000	484,181
Cablevision Systems Corp., 8%, 2020		215,000	218,763
CCH II LLC, 13.5%, 2016		665,000	758,100
CCO Holdings LLC, 7.875%, 2018		530,000	539,275
CCO Holdings LLC, 8.125%, 2020		835,000	868,400
Cequel Communications Holdings, 8.625%, 2017 (n)		350,000	346,500
CSC Holdings LLC, 8.5%, 2014		340,000	366,775
Insight Communications Co., Inc., 9.375%, 2018 (n)		560,000	627,200
Mediacom LLC, 9.125%, 2019		510,000	507,450
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	165,000	198,953
UPCB Finance III Ltd., 6.625%, 2020 (n)		$738,000	693,720
Virgin Media Finance PLC, 9.5%, 2016		225,000	243,000
Virgin Media Finance PLC, 8.375%, 2019		405,000	430,313
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	270,000	348,167

			$6,786,960

Issuer	Shares/Par	Value ($)
BONDS - continued
Chemicals - 3.3%
Celanese U.S. Holdings LLC, 6.625%, 2018	$465,000	$480,694
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018	750,000	618,750
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020	160,000	117,200
Huntsman International LLC, 8.625%, 2021	600,000	574,500
Lyondell Chemical Co., 11%, 2018	1,393,711	1,505,208
Momentive Performance Materials, Inc., 12.5%, 2014	946,000	964,920
Momentive Performance Materials, Inc., 11.5%, 2016	543,000	456,120
Nalco Co., 8.25%, 2017	165,000	179,850
Polypore International, Inc., 7.5%, 2017	585,000	587,925
Solutia, Inc., 7.875%, 2020	485,000	510,463

		$5,995,630

Computer Software - 0.2%
Lawson Software, Inc., 11.5%, 2018 (n)	$505,000	$449,450

Computer Software - Systems - 1.1%
Audatex North America, Inc., 6.75%, 2018 (n)	$360,000	$357,300
CDW LLC, 8.5%, 2019 (n)	490,000	431,200
CDW LLC/CDW Finance Corp., 12.535%, 2017	165,000	157,575
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	665,000	688,275
Eagle Parent, Inc., 8.625%, 2019 (n)	330,000	298,650

		$1,933,000

Conglomerates - 1.6%
Amsted Industries, Inc., 8.125%, 2018 (n)	$830,000	$859,050
Dynacast International LLC,
9.25%, 2019 (z)	445,000	402,725
Griffon Corp., 7.125%, 2018	635,000	560,388
Pinafore LLC, 9%, 2018 (n)	963,000	987,075

		$2,809,238

Consumer Products - 1.3%
Easton-Bell Sports, Inc., 9.75%, 2016	$135,000	$141,075
Elizabeth Arden, Inc., 7.375%, 2021	465,000	465,000
Jarden Corp., 7.5%, 2020	660,000	667,425
Libbey Glass, Inc., 10%, 2015	490,000	513,275
Visant Corp., 10%, 2017	570,000	527,250

		$2,314,025

Consumer Services - 1.1%
Realogy Corp., 11.5%, 2017	$660,000	$438,900
Service Corp. International, 6.75%, 2015	325,000	338,000

2

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Consumer Services - continued
Service Corp. International, 7%, 2017	$1,135,000	$1,174,725

		$1,951,625

Containers - 1.7%
Exopack Holding Corp., 10%, 2018 (z)	$315,000	$294,525
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	380,000	383,325
Greif, Inc., 6.75%, 2017	855,000	859,275
Packaging Dynamics Corp., 8.75%, 2016 (z)	230,000	225,400
Reynolds Group, 8.75%, 2016 (n)	285,000	285,713
Reynolds Group, 7.125%, 2019 (n)	795,000	739,350
Sealed Air Corp., 8.125%, 2019 (z)	95,000	95,950
Sealed Air Corp., 8.375%, 2021 (z)	95,000	95,950

		$2,979,488

Defense Electronics - 0.7%
Ducommun, Inc., 9.75%, 2018 (n) $ 526,000		$526,000
ManTech International Corp., 7.25%, 2018	665,000	658,350
MOOG, Inc., 7.25%, 2018	100,000	102,500

		$1,286,850

Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$220,000	$160,600

Electronics - 0.9%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$650,000	$667,875
Freescale Semiconductor, Inc., 8.05%, 2020	490,000	443,450
NXP B.V., 9.75%, 2018 (n)	105,000	109,725
Sensata Technologies B.V., 6.5%, 2019 (n)	415,000	394,250

		$1,615,300

Energy - Independent - 8.8%
ATP Oil & Gas Corp., 11.875%, 2015	$375,000	$261,094
Bill Barrett Corp., 9.875%, 2016	555,000	604,950
Bill Barrett Corp., 7.625%, 2019	150,000	147,375
Carrizo Oil & Gas, Inc., 8.625%, 2018	255,000	249,900
Chaparral Energy, Inc., 8.875%, 2017	905,000	877,850
Chesapeake Energy Corp., 6.875%, 2020	270,000	282,150
Concho Resources, Inc., 8.625%, 2017	370,000	392,200
Concho Resources, Inc., 6.5%, 2022	765,000	753,525
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	370,000	284,900
Continental Resources, Inc., 8.25%, 2019	560,000	599,200

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Independent - continued
Denbury Resources, Inc., 8.25%, 2020	$640,000	$672,000
Energy XXI Gulf Coast, Inc., 9.25%, 2017	880,000	858,000
EXCO Resources, Inc., 7.5%, 2018	750,000	660,000
Harvest Operations Corp., 6.875%, 2017 (n)	965,000	965,000
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (z)	215,000	218,763
LINN Energy LLC, 6.5%, 2019 (n)	265,000	243,800
LINN Energy LLC, 8.625%, 2020	185,000	190,550
LINN Energy LLC, 7.75%, 2021	210,000	210,000
Newfield Exploration Co., 6.625%, 2014	575,000	577,875
Newfield Exploration Co., 6.625%, 2016	315,000	318,150
Newfield Exploration Co., 6.875%, 2020	225,000	231,750
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	1,159,000	1,037,305
OPTI Canada, Inc., 8.25%, 2014 (a)(d)	1,155,000	727,650
Pioneer Natural Resources Co., 6.875%, 2018	255,000	273,714
Pioneer Natural Resources Co., 7.5%, 2020	535,000	600,520
Plains Exploration & Production Co., 7%, 2017	210,000	210,000
QEP Resources, Inc., 6.875%, 2021	735,000	768,075
Quicksilver Resources, Inc., 9.125%, 2019	545,000	534,100
Range Resources Corp., 8%, 2019	535,000	585,825
SandRidge Energy, Inc., 8%, 2018 (n)	1,220,000	1,146,800
W&T Offshore, Inc., 8.5%, 2019 (n)	151,000	146,470
Whiting Petroleum Corp., 6.5%, 2018	150,000	150,750

		$15,780,241

Engineering - Construction - 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$480,000	$432,000

Entertainment - 0.9%
AMC Entertainment, Inc., 8.75%, 2019	$490,000	$481,425
AMC Entertainment, Inc., 9.75%, 2020	440,000	398,200
Cinemark USA, Inc., 8.625%, 2019	505,000	520,150
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	280,000	288,400

		$1,688,175

Financial Institutions - 4.5%
CIT Group, Inc., 5.25%, 2014 (n)	$850,000	$822,375
CIT Group, Inc., 7%, 2017	2,205,000	2,138,850

3

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Financial Institutions - continued
CIT Group, Inc., 6.625%, 2018 (n)		$714,000	$710,430
Credit Acceptance Corp., 9.125%, 2017		380,000	374,300
GMAC, Inc., 8%, 2031		110,000	96,525
International Lease Finance Corp., 8.75%, 2017		685,000	688,425
International Lease Finance Corp., 7.125%, 2018 (n)		837,000	840,139
International Lease Finance Corp., 8.25%, 2020		130,000	127,400
Nationstar Mortgage LLC, 10.875%, 2015		975,000	975,000
SLM Corp., 8.45%, 2018		180,000	187,230
SLM Corp., 8%, 2020		915,000	903,285
Springleaf Finance Corp., 6.9%, 2017		395,000	284,400

			$8,148,359

Food & Beverages - 1.5%
ARAMARK Corp., 8.5%, 2015		$405,000	$410,063
B&G Foods, Inc., 7.625%, 2018		460,000	474,950
Constellation Brands, Inc., 7.25%, 2016		170,000	178,500
Pinnacle Foods Finance LLC, 9.25%, 2015		785,000	779,113
Pinnacle Foods Finance LLC, 10.625%, 2017		230,000	230,575
Pinnacle Foods Finance LLC, 8.25%, 2017		165,000	160,875
TreeHouse Foods, Inc., 7.75%, 2018		495,000	512,325

			$2,746,401

Forest & Paper Products - 1.8%
Boise, Inc., 8%, 2020		$465,000	$471,394
Cascades, Inc., 7.75%, 2017		455,000	432,250
Georgia-Pacific Corp., 8%, 2024		520,000	610,471
Georgia-Pacific Corp., 7.25%, 2028		210,000	233,840
Graphic Packaging Holding Co., 7.875%, 2018		405,000	415,125
Millar Western Forest Products Ltd., 8.5%, 2021 (z)		120,000	91,800
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	465,000	594,949
Tembec Industries, Inc., 11.25%, 2018		$230,000	219,650
Xerium Technologies, Inc., 8.875%, 2018 (z)		240,000	218,400

			$3,287,879

Gaming & Lodging - 4.7%
American Casinos, Inc., 7.5%, 2021 (n)		$380,000	$367,650
Boyd Gaming Corp., 7.125%, 2016		560,000	411,600
Firekeepers Development Authority, 13.875%, 2015 (n)		530,000	598,900
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		1,270,000	1,588

Issuer	Shares/Par	Value ($)
BONDS - continued
Gaming & Lodging - continued
GWR Operating Partnership LLP, 10.875%, 2017	$285,000	$293,550
Harrah’s Operating Co., Inc., 11.25%, 2017	800,000	807,000
Harrah’s Operating Co., Inc., 10%, 2018	353,000	197,680
Harrah’s Operating Co., Inc., 10%, 2018	87,000	51,765
Host Hotels & Resorts, Inc., 6.75%, 2016	950,000	950,000
MGM Mirage, 10.375%, 2014	135,000	147,319
MGM Mirage, 7.5%, 2016	110,000	95,425
MGM Resorts International, 11.375%, 2018	750,000	750,000
MGM Resorts International, 9%, 2020	625,000	649,219
Penn National Gaming, Inc., 8.75%, 2019	885,000	938,100
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)	400,000	396,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	385,000	412,913
Station Casinos, Inc., 6.5%, 2014 (a)(d)	2,020,000	202
Station Casinos, Inc., 6.875%, 2016 (a)(d)	2,495,000	250
Wyndham Worldwide Corp., 6%, 2016	188,000	196,628
Wyndham Worldwide Corp., 7.375%, 2020	595,000	659,610
Wynn Las Vegas LLC, 7.75%, 2020	575,000	603,750

		$8,529,149

Industrial - 1.3%
Altra Holdings, Inc., 8.125%, 2016	$480,000	$489,600
Dematic S.A., 8.75%, 2016 (z)	540,000	502,200
Hillman Group, Inc., 10.875%, 2018 (z)	345,000	341,550
Hyva Global B.V., 8.625%, 2016 (n)	467,000	368,930
Mueller Water Products, Inc., 7.375%, 2017	159,000	124,020
Mueller Water Products, Inc., 8.75%, 2020	515,000	507,275

		$2,333,575

Insurance - 0.9%
ING Capital Funding Trust III, FRN, 3.968%, 2049	$555,000	$415,083
ING Groep N.V., 5.775% to 2015, FRN to 2049	890,000	651,925
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	500,000	562,500

		$1,629,508

Insurance - Property & Casualty - 1.1%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$700,000	$833,000
USI Holdings Corp., 9.75%, 2015 (z)	480,000	432,000

4

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Insurance - Property & Casualty - continued
XL Group PLC, 6.5% to 2017, FRN to 2049	$840,000	$659,400

		$1,924,400

Machinery & Tools - 1.0%
Case Corp., 7.25%, 2016	$330,000	$341,550
Case New Holland, Inc., 7.875%, 2017	1,055,000	1,123,575
Rental Service Corp., 9.5%, 2014	110,000	109,450
RSC Equipment Rental, Inc., 8.25%, 2021	295,000	255,175

		$1,829,750

Major Banks - 0.5%
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	$945,000	$614,250
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	320,000	203,200

		$817,450

Medical & Health Technology & Services - 5.5%
Biomet, Inc., 10%, 2017	$530,000	$545,900
Biomet, Inc., 10.375%, 2017 (p)	220,000	225,500
Biomet, Inc., 11.625%, 2017	240,000	249,000
CDRT Merger Sub, Inc., 8.125%, 2019 (n)	205,000	189,625
Davita, Inc., 6.375%, 2018	580,000	556,800
Davita, Inc., 6.625%, 2020	285,000	273,600
Examworks Group, Inc., 9%, 2019 (z)	270,000	252,450
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	595,000	657,475
HCA, Inc., 8.5%, 2019	1,725,000	1,828,500
HCA, Inc., 7.5%, 2022	265,000	244,463
HealthSouth Corp., 8.125%, 2020	845,000	792,188
Teleflex, Inc., 6.875%, 2019	315,000	311,850
Tenet Healthcare Corp., 9.25%, 2015	160,000	160,000
United Surgical Partners International, Inc., 8.875%, 2017	215,000	215,000
United Surgical Partners International, Inc., 9.25%, 2017 (p)	335,000	335,000
Universal Health Services, Inc., 7%, 2018	435,000	424,669
Universal Hospital Services, Inc., 8.5%, 2015 (p)	695,000	676,756
Universal Hospital Services, Inc., FRN, 3.777%, 2015	290,000	249,400
Vanguard Health Systems, Inc., 0%, 2016	3,000	1,950
Vanguard Health Systems, Inc., 8%, 2018	965,000	885,388
VWR Funding, Inc., 10.25%, 2015 (p)	799,531	791,536

		$9,867,050

Metals & Mining - 2.4%
AK Steel Corp., 7.625%, 2020	$385,000	$337,356

Issuer	Shares/Par	Value ($)
BONDS - continued
Metals & Mining - continued
Arch Coal, Inc., 7%, 2019 (n)	$550,000	$522,500
Arch Coal, Inc., 7.25%, 2020	295,000	283,200
Arch Western Finance LLC, 6.75%, 2013	191,000	190,523
Cloud Peak Energy, Inc., 8.25%, 2017	760,000	788,500
Cloud Peak Energy, Inc., 8.5%, 2019	865,000	899,600
Consol Energy, Inc., 8%, 2017	470,000	491,150
Consol Energy, Inc., 8.25%, 2020	315,000	331,538
Novelis, Inc., 8.375%, 2017	315,000	311,850
Novelis, Inc., 8.75%, 2020	165,000	161,700

		$4,317,917

Natural Gas - Pipeline - 2.3%
Atlas Pipeline Partners LP, 8.75%, 2018	$470,000	$479,400
Crosstex Energy, Inc., 8.875%, 2018	800,000	820,000
El Paso Corp., 7%, 2017	560,000	627,294
El Paso Corp., 7.75%, 2032	690,000	799,199
Energy Transfer Equity LP, 7.5%, 2020	715,000	734,663
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	392,000	406,210
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	243,000	246,341

		$4,113,107

Network & Telecom - 2.4%
CenturyLink, Inc., 7.6%, 2039	$179,000	$161,014
Cincinnati Bell, Inc., 8.25%, 2017	195,000	189,150
Cincinnati Bell, Inc., 8.75%, 2018	815,000	723,313
Citizens Communications Co., 9%, 2031	410,000	349,525
Frontier Communications Corp., 8.25%, 2017	175,000	169,750
Frontier Communications Corp., 8.125%, 2018	765,000	749,700
Frontier Communications Corp., 8.5%, 2020	220,000	213,400
Qwest Communications International, Inc., 7.125%, 2018 (n)	890,000	872,200
Windstream Corp., 8.125%, 2018	130,000	130,975
Windstream Corp., 7.75%, 2020	600,000	585,000
Windstream Corp., 7.75%, 2021	270,000	260,550

		$4,404,577

Oil Services - 1.2%
Edgen Murray Corp., 12.25%, 2015	$385,000	$345,056
Expro Finance Luxembourg, 8.5%, 2016 (n)	655,000	569,850
McJunkin Red Man Holding Corp., 9.5%, 2016	310,000	283,650
Pioneer Drilling Co., 9.875%, 2018	800,000	836,000
Unit Corp., 6.625%, 2021	120,000	119,400

		$2,153,956

5

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Oils - 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)		$335,000	$286,425

Other Banks & Diversified Financials - 1.6%
Capital One Financial Corp., 10.25%, 2039		$825,000	$837,375
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		445,000	431,784
LBG Capital No.1 PLC, 7.875%, 2020 (n)		605,000	438,625
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,289,000	1,250,330

			$2,958,114

Pharmaceuticals - 0.2%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	275,000	$342,641

Pollution Control - 0.3%
WCA Waste Corp., 7.5%, 2019 (n)		$545,000	$517,750

Printing & Publishing - 0.5%
American Media, Inc., 13.5%, 2018 (z)		$85,857	$72,978
Nielsen Finance LLC, 11.5%, 2016		221,000	250,835
Nielsen Finance LLC, 7.75%, 2018		505,000	515,100

			$838,913

Railroad & Shipping - 0.3%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$265,000	$262,350
Kansas City Southern Railway, 8%, 2015		305,000	324,444

			$586,794

Real Estate - 1.0%
CB Richard Ellis Group, Inc., 11.625%, 2017		$220,000	$248,050
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		275,000	236,500
Entertainment Properties Trust, REIT, 7.75%, 2020		625,000	668,750
Kennedy Wilson, Inc., 8.75%, 2019 (n)		350,000	326,375
MPT Operating Partnership, 6.875%, 2021 (n)		375,000	356,250

			$1,835,925

Retailers - 2.6%
Academy Ltd., 9.25%, 2019 (z)		$165,000	$153,450
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)		520,000	442,000
J. Crew Group, Inc., 8.125%, 2019		410,000	343,375
Limited Brands, Inc., 6.9%, 2017		465,000	487,088
Limited Brands, Inc., 7%, 2020		170,000	178,500
Limited Brands, Inc., 6.95%, 2033		270,000	245,700
Neiman Marcus Group, Inc., 10.375%, 2015		490,000	494,900

Issuer	Shares/Par	Value ($)
BONDS - continued
Retailers - continued
QVC, Inc., 7.375%, 2020 (n)	$310,000	$330,150
Rite Aid Corp., 9.375%, 2015	220,000	189,200
Sally Beauty Holdings, Inc., 10.5%, 2016	325,000	335,563
Toys “R” Us Property Co. II LLC, 8.5%, 2017	174,000	169,650
Toys “R” Us, Inc., 10.75%, 2017	865,000	914,738
Yankee Aquisition Corp., 8.5%, 2015	135,000	129,600
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	270,000	229,500

		$4,643,414

Specialty Stores - 0.5%
Michaels Stores, Inc., 11.375%, 2016	$450,000	$455,625
Michaels Stores, Inc., 7.75%, 2018	455,000	425,425

		$881,050

Telecommunications - Wireless - 4.7%
Clearwire Corp., 12%, 2015 (n)	$1,230,000	$1,042,425
Cricket Communications, Inc., 7.75%, 2020	415,000	361,050
Crown Castle International Corp., 9%, 2015	750,000	795,000
Crown Castle International Corp., 7.125%, 2019	460,000	473,800
Digicel Group Ltd., 12%, 2014 (n)	140,000	153,300
Digicel Group Ltd., 8.25%, 2017 (n)	760,000	714,400
Digicel Group Ltd., 10.5%, 2018 (n)	150,000	147,750
MetroPCS Wireless, Inc., 7.875%, 2018	535,000	518,950
MetroPCS Wireless, Inc., 6.625%, 2020	130,000	114,400
NII Holdings, Inc., 10%, 2016	675,000	739,125
NII Holdings, Inc., 8.875%, 2019	350,000	364,875
NII Holdings, Inc., 7.625%, 2021	195,000	193,538
SBA Communications Corp., 8%, 2016	255,000	267,113
SBA Communications Corp., 8.25%, 2019	285,000	299,250
Sprint Capital Corp., 6.875%, 2028	445,000	332,638
Sprint Nextel Corp., 8.375%, 2017	565,000	525,450
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,140,000	969,000
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	555,000	473,831

		$8,485,895

Telephone Services - 0.5%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$270,000	$278,100
Level 3 Financing, Inc., 9.375%, 2019 (n)	165,000	153,450

6

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Telephone Services - continued
Syniverse Holdings, Inc., 9.125%, 2019	$565,000	$553,700

		$985,250

Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$278,000	$242,555

Transportation - Services - 2.6%
ACL I Corp., 10.625%, 2016 (n)(p)	$549,575	$419,986
AE Escrow Corp., 9.75%, 2020 (z)	220,000	211,200
Aguila American Resources Ltd., 7.875%, 2018 (n)	310,000	282,100
American Petroleum Tankers LLC, 10.25%, 2015	448,000	442,400
Atlas Airlines, Inc. Pass-Through Certificates, “A-1”, 7.2%, 2019	347,460	323,137
Commercial Barge Line Co., 12.5%, 2017	1,155,000	1,227,188
Hertz Corp., 7.5%, 2018	430,000	410,650
Hertz Corp., 7.375%, 2021	300,000	274,125
Navios Maritime Acquisition Corp., 8.625%, 2017	505,000	420,413
Navios Maritime Holdings, Inc., 8.875%, 2017	145,000	141,375
Swift Services Holdings, Inc., 10%, 2018	645,000	574,050

		$4,726,624

Utilities - Electric Power - 4.9%
AES Corp., 8%, 2017	$740,000	$743,700
Calpine Corp., 8%, 2016 (n)	495,000	507,375
Calpine Corp., 7.875%, 2020 (n)	700,000	675,500
Covanta Holding Corp., 7.25%, 2020	470,000	469,097
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (z)	415,000	402,550
Dynegy Holdings, Inc., 7.5%, 2015	450,000	288,000
Dynegy Holdings, Inc., 7.75%, 2019	445,000	269,225
Edison Mission Energy, 7%, 2017	770,000	458,150
EDP Finance B.V., 6%, 2018 (n)	715,000	566,632
Enel Finance International S.A., 6%, 2039 (n)	102,000	85,983
Energy Future Holdings Corp., 10%, 2020	805,000	780,850
Energy Future Holdings Corp., 10%, 2020	1,285,000	1,252,875
GenOn Energy, Inc., 9.875%, 2020	965,000	902,275
NRG Energy, Inc., 7.375%, 2017	350,000	360,938
NRG Energy, Inc., 8.25%, 2020	845,000	798,525
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	285,000	228,000

		$8,789,675

Total Bonds		$167,915,778

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS (g)(r) - 1.0%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$450,175	$388,276

Broadcasting - 0.4%
Gray Television, Inc., Term Loan B, 3.73%, 2014	$304,915	$290,177
Local TV Finance LLC, Term Loan B, 2.24%, 2013	58,314	54,378
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	358,980	351,800

		$696,355

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$275,255	$240,160

Gaming & Lodging - 0.2%
MGM Mirage, Term Loan, 7%, 2014	$421,930	$398,665

Utilities - Electric Power - 0.1%
Dynegy Holdings, Inc., Term Loan, 9.25%, 2017	$110,892	$108,917
Dynegy Holdings, Inc., Term Loan, 9.25%, 2017	73,928	71,679

		$180,596

Total Floating Rate Loans		$1,904,052

COMMON STOCKS - 0.5%
Automotive - 0.0%
Accuride Corp. (a)	14,541	$74,450
Oxford Automotive, Inc. (a)	21	0

		$74,450

Broadcasting - 0.3%
New Young Broadcasting Holding Co., Inc. (a)	161	$434,700

Printing & Publishing - 0.2%
American Media Operations, Inc. (a) 22,002		$288,886
Golden Books Family Entertainment, Inc. (a)	17,708	0

		$288,886

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	663	$27,515

Total Common Stocks		$825,551

CONVERTIBLE PREFERRED STOCKS - 0.5%
Automotive - 0.3%
General Motors Co., 4.75%	14,930	$523,744

Insurance - 0.2%
MetLife, Inc., 5%	7,920	$447,955

Total Convertible Preferred Stocks		$971,699

7

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS High Yield Portfolio

Issuer	Shares/Par	Value ($)
PREFERRED STOCKS - 0.7%
Other Banks & Diversified Financials - 0.7%
Ally Financial, Inc., 7% (n)	307	$205,584
Ally Financial, Inc., “A”, 8.5%	41,613	726,147
GMAC Capital Trust I, 8.125%	14,250	260,063

Total Preferred Stocks		$1,191,794

	Strike Price	First Exercise
WARRANTS - 0.2%
Broadcasting - 0.2%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	119	$321,300

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 1.3%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	2,343,493	$2,343,493

Total Investments		$175,473,667

OTHER ASSETS, LESS LIABILITIES - 2.5%		4,537,131

NET ASSETS - 100.0%		$180,010,798

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,770,608, representing 24.32% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AE Escrow Corp., 9.75%, 2020	9/21/11	$220,000	$211,200
Academy Ltd., 9.25%, 2019	8/29/11 - 9/14/11	157,208	153,450
American Media, Inc., 13.5%, 2018	12/22/10	87,141	72,978
Anthracite Ltd., CDO, 6%, 2037	5/14/02	913,789	585,000
Arbor Realty Mortgage Securities, CDO, FRN, 2.552%, 2038	12/20/05	568,229	73,870
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	983,404	22,521
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.553%, 2050	4/12/06	514,719	10,290
Dematic S.A., 8.75%, 2016	4/19/11	544,743	502,200
Dolphin Subsidiary ll, Inc., 7.25%, 2021	9/26/11	415,000	402,550
Dynacast International LLC, 9.25%, 2019	7/12/11 - 7/15/11	450,034	402,725
Examworks Group, Inc., 9%, 2019	7/14/11 - 7/15/11	273,978	252,450
Exopack Holding Corp., 10%, 2018	5/25/11	316,159	294,525
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	425,758	412,335
Heckler & Koch GmbH, 9.5%, 2018	5/06/11 - 5/10/11	559,245	328,105
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020	9/07/11 - 9/12/11	224,522	218,763
Hillman Group, Inc., 10.875%, 2018	3/11/11	375,134	341,550
LBI Media, Inc., 8.5%, 2017	7/18/07	632,795	403,200
Local TV Finance LLC, 9.25%, 2015	11/28/07 - 2/16/11	929,941	869,084
Millar Western Forest Products Ltd., 8.5%, 2021	7/27/11 - 8/15/11	98,425	91,800
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	233,169	225,400
Sealed Air Corp., 8.125%, 2019	9/16/11	95,000	95,950
Sealed Air Corp., 8.375%, 2021	9/16/11	95,000	95,950
USI Holdings Corp., 9.75%, 2015	5/07/07 - 6/08/07	485,371	432,000

8

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS High Yield Portfolio

Restricted Securities - continued	Acquisition Date	Cost	Value
Wachovia Credit, CDO, FRN, 1.708%, 2026	6/08/06	$376,000	$263,200
Xerium Technologies, Inc., 8.875%, 2018	5/20/11	240,000	218,400

Total Restricted Securities			$6,979,496
% of Net assets			3.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS High Yield Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short -term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

10

MFS High Yield Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(1) Investment Valuations – continued

The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,032,359	$989,099	$288,886	$3,310,344
Corporate Bonds	—	140,158,601	—	140,158,601
Commercial Mortgage-Backed Securities	—	1,468,767	—	1,468,767
Asset-Backed Securities (including CDOs)	—	1,785,966	—	1,785,966
Foreign Bonds	—	24,502,444	—	24,502,444
Floating Rate Loans	—	1,904,052	—	1,904,052
Mutual Funds	2,343,493	—	—	2,343,493

Total Investments	$4,375,852	$170,808,929	$288,886	$175,473,667

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$141,970	$—	$141,970

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities	Corporate Bonds	Total
Balance as of 12/31/10	$0	$315,599	$87,231	$402,830
Realized gain (loss)	—	(551,020)	(320,988)	(872,008)
Change in unrealized appreciation (depreciation)	—	401,671	306,735	708,406
Sales	—	(166,250)	0	(166,250)
Transfers into level 3	288,886	—	—	288,886
Transfers out of level 3	—	—	(72,978)	(72,978)

Balance as of 9/30/11	$288,886	$—	$—	$288,886

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2011 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$195,479,379

Gross unrealized appreciation	$2,571,360
Gross unrealized depreciation	(22,577,072)

Net unrealized appreciation (depreciation)	$(20,005,712)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

11

MFS High Yield Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(3) Derivative Contracts at 9/30/11

Forward Foreign Currency Exchange Contracts at 9/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset	Derivatives
SELL	EUR	Barclays Bank PLC	132,285	10/12/11	$190,096	$177,218	$12,878
SELL	EUR	Citibank N.A.	96,850	10/12/11	139,612	129,747	9,865
SELL	EUR	Credit Suisse Group	153,483	10/12/11	219,949	205,616	14,333
SELL	EUR	Deutsche Bank AG	179,156	10/12/11	256,712	240,010	16,702
SELL	EUR	UBS AG	1,479,951	10/12/11	2,117,691	1,982,645	$135,046

							188,824

Liability	Derivatives
BUY	EUR	Barclays Bank PLC	480,012	10/12/11	$689,911	$643,057	$(46,854)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

	Beginning	Acquisitions	Dispositions	Ending
	Shares/Par	Shares/Par	Shares/Par	Shares/Par
Underlying Affiliated Funds	Amount	Amount	Amount	Amount
MFS Institutional Money Market Portfolio	4,748,268	53,480,431	(55,885,206)	2,343,493

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,237	$2,343,493

12

MFS® International Growth Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited)

MFS International Growth Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.5%
Airlines - 1.1%
Copa Holdings S.A., “A”	35,660	$2,184,886

Alcoholic Beverages - 5.1%
Carlsberg A.S., “B”	16,092	$954,511
Diageo PLC	185,785	3,534,703
Heineken N.V.	63,880	2,854,763
Pernod Ricard S.A.	37,532	2,942,819

		$10,286,796

Apparel Manufacturers - 5.2%
Compagnie Financiere Richemont
S.A.	39,480	$1,752,546
Li & Fung Ltd.	1,593,200	2,615,713
LVMH Moet Hennessy Louis Vuitton S.A.	37,223	4,936,022
Swatch Group Ltd.	4,075	1,335,447

		$10,639,728

Automotive - 1.2%
Honda Motor Co. Ltd.	40,500	$1,187,459
Magna International, Inc.	38,890	1,282,203

		$2,469,662

Broadcasting - 1.4%
Publicis Groupe S.A.	68,884	$2,883,950

Brokerage & Asset Managers - 1.9%
Aberdeen Asset Management PLC	380,500	$1,017,836
BM&F Bovespa S.A.	242,500	1,133,666
Deutsche Boerse AG (a)	35,694	1,792,403

		$3,943,905

Business Services - 7.9%
Accenture PLC, “A”	63,620	$3,351,502
Amadeus IT Holding S.A.	92,107	1,478,572
Capita Group PLC	189,761	2,074,079
Compass Group PLC	475,250	3,843,099
Infosys Technologies Ltd., ADR	17,160	876,361
Intertek Group PLC	70,275	2,014,889
LPS Brasil - Consultoria de Imoveis S.A. (a)	41,300	662,250
Michael Page International PLC	314,295	1,787,917

		$16,088,669

Computer Software - 3.9%
Check Point Software Technologies Ltd. (a)	47,620	$2,512,431
Dassault Systems S.A.	46,715	3,298,527
SAP AG	42,642	2,173,686

		$7,984,644

Computer Software - Systems - 0.8%
NICE Systems Ltd., ADR (a)	56,050	$1,701,118

Construction - 0.4%
Bellway PLC	81,220	$784,114

Consumer Products - 3.4%
Reckitt Benckiser Group PLC	82,806	$4,186,416

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Consumer Products - continued
Uni-Charm Corp.	56,300	$2,702,313

		$6,888,729

Electrical Equipment - 3.4%
Legrand S.A.	110,766	$3,453,133
Schneider Electric S.A.	62,811	3,381,653

		$6,834,786

Electronics - 5.4%
ASML Holding N.V.	81,870	$2,827,790
Infineon Technologies AG	212,881	1,567,753
Samsung Electronics Co. Ltd.	3,276	2,294,881
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	368,260	4,209,212

		$10,899,636

Energy - Independent - 1.4%
CNOOC Ltd.	887,000	$1,425,053
INPEX Corp.	247	1,522,114

		$2,947,167

Energy - Integrated - 2.2%
BG Group PLC	56,372	$1,073,453
OAO Gazprom, ADR	165,830	1,586,239
Suncor Energy, Inc.	69,597	1,777,284

		$4,436,976

Engineering - Construction - 1.3%
JGC Corp.	111,000	$2,725,553

Food & Beverages - 4.2%
Groupe Danone	87,990	$5,415,012
Nestle S.A.	58,062	3,191,687

		$8,606,699

Food & Drug Stores - 3.2%
Dairy Farm International Holdings Ltd.	212,400	$1,805,400
Lawson, Inc.	35,700	2,017,788
Tesco PLC	459,804	2,689,602

		$6,512,790

General Merchandise - 0.5%
Lojas Renner S.A.	40,000	$1,077,516

Internet - 0.8%
Yahoo Japan Corp.	5,026	$1,561,482

Machinery & Tools - 2.2%
KONE Oyj “B”	39,993	$1,897,617
Schindler Holding AG	23,283	2,492,956

		$4,390,573

Major Banks - 5.3%
Credit Suisse Group AG	68,498	$1,777,467
Erste Group Bank AG	40,919	1,042,983
HSBC Holdings PLC	341,913	2,605,836
Julius Baer Group Ltd.	75,473	2,515,105

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS International Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
Standard Chartered PLC	146,963	$2,933,291

		$10,874,682

Medical & Health Technology & Services - 2.2%
Diagnosticos da America S.A.	125,600	$1,068,126
Fleury S.A.	85,700	1,022,794
Fresenius Medical Care AG & Co. KGaA	35,599	2,411,798

		$4,502,718

Medical Equipment - 3.8%
Essilor International S.A.	30,946	$2,230,176
Sonova Holding AG	35,046	3,162,489
Synthes, Inc. (n)	14,332	2,317,343

		$7,710,008

Metals & Mining - 2.8%
BHP Billiton Ltd.	114,341	$3,798,981
Iluka Resources Ltd.	77,351	904,365
Teck Resources Ltd., “B”	32,387	955,631

		$5,658,977

Oil Services - 0.7%
Saipem S.p.A.	38,342	$1,344,382

Other Banks & Diversified Financials - 5.2%
Akbank T.A.S.	323,720	$1,272,445
Banco Santander Brasil S.A., ADR	326,170	2,387,564
Bank Rakyat Indonesia	1,689,000	1,108,185
China Construction Bank	1,400,410	835,636
Credicorp Ltd.	22,910	2,112,302
HDFC Bank Ltd.	171,830	1,620,013
Sberbank of Russia	4,840	10,466
Siam Commercial Bank Co. Ltd.	368,500	1,256,587

		$10,603,198

Pharmaceuticals - 5.6%
Bayer AG	46,935	$2,579,359
Novo Nordisk A/S, “B”	19,092	1,897,975
Roche Holding AG	16,747	2,694,286
Santen, Inc.	49,500	2,068,717
Teva Pharmaceutical Industries Ltd., ADR	56,320	2,096,230

		$11,336,567

Precious Metals & Minerals - 0.9%
Newcrest Mining Ltd.	53,076	$1,750,405

Railroad & Shipping - 2.7%
Canadian National Railway Co.	48,380	$3,221,140
Kuehne & Nagel, Inc. AG	19,860	2,221,490

		$5,442,630

Real Estate - 0.4%
Brasil Brokers Participacoes	231,800	$729,826

Specialty Chemicals - 8.0%
Akzo Nobel N.V.	61,747	$2,729,704
L’Air Liquide S.A.	19,081	2,231,269
Linde AG	30,275	4,037,855

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Chemicals - continued
Nitto Denko Corp.	40,900	$1,611,180
Shin-Etsu Chemical Co. Ltd.	73,500	3,603,757
Symrise AG	88,645	2,059,673

		$16,273,438

Specialty Stores - 2.4%
Hennes & Mauritz AB, “B”	44,870	$1,340,318
Industria de Diseno Textil S.A.	42,382	3,629,498

		$4,969,816

Telecommunications - Wireless - 0.8%
MTN Group Ltd.	105,251	$1,721,999

Telephone Services - 1.8%
China Unicom Ltd.	1,774,000	$3,622,400

Total Common Stocks		$202,390,425

MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	218	$218

Total Investments		$202,390,643

OTHER ASSETS, LESS LIABILITIES - 0.5%		918,324

NET ASSETS - 100.0%		$203,308,967

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,317,343 representing 1.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS International Growth Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$30,772,561	$—	$30,772,561
United Kingdom	—	28,545,235	—	28,545,235
Switzerland	2,492,956	20,967,860	—	23,460,816
Japan	—	19,000,363	—	19,000,363
Germany	—	16,622,527	—	16,622,527
Netherlands	2,827,790	5,584,467	—	8,412,257
Brazil	8,081,742	—	—	8,081,742
Canada	7,236,258	—	—	7,236,258
Australia	1,750,405	4,703,346	—	6,453,751
Other Countries	20,849,442	32,955,473	—	53,804,915
Mutual Funds	218	—	—	218

Total Investments	$43,238,811	$159,151,832	$—	$202,390,643

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS International Growth Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

Of the level 2 investments presented above, equity investments amounting to $132,770,695 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$214,414,605

Gross unrealized appreciation	$13,282,984
Gross unrealized depreciation	(25,306,946)

Net unrealized appreciation (depreciation)	$(12,023,962)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,123,761	50,005,462	(52,129,005)	218

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,350	$218

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2011, are as follows:

France	15.1%
United Kingdom	14.0%
Switzerland	11.5%
Japan	9.3%
Germany	8.1%
Netherlands	4.1%
Brazil	4.0%
Canada	3.5%
Australia	3.2%
Other Countries	27.2%

4

MFS® International Value Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited)

MFS International Value Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 96.5%
Aerospace - 1.0%
Cobham PLC	1,493,092	$4,049,929

Alcoholic Beverages - 2.8%
Heineken N.V.	250,724	$11,204,720

Automotive - 0.8%
USS Co. Ltd.	37,360	$3,177,851

Broadcasting - 1.9%
Fuji Television Network, Inc.	2,602	$3,732,052
Nippon Television Network Corp.	26,400	3,811,165

		$7,543,217

Brokerage & Asset Managers - 1.7%
Computershare Ltd.	335,048	$2,385,760
Daiwa Securities Group, Inc.	1,160,000	4,328,370

		$6,714,130

Business Services - 5.3%
Amadeus IT Holding S.A.	296,845	$4,765,183
Brenntag AG	14,275	1,241,278
Bunzl PLC	389,852	4,630,420
Compass Group PLC	729,605	5,899,936
Nomura Research, Inc.	219,700	4,993,960

		$21,530,777

Chemicals - 1.0%
Givaudan S.A.	5,356	$4,184,239

Computer Software - 0.9%
OBIC Co. Ltd.	18,380	$3,548,657

Computer Software - Systems - 2.1%
Acer, Inc.	2,098,636	$2,545,160
Asustek Computer, Inc.	206,640	1,543,261
Konica Minolta Holdings, Inc.	412,000	2,822,473
Venture Corp. Ltd.	341,000	1,729,035

		$8,639,929

Construction - 0.8%
Geberit AG	18,011	$3,311,059

Consumer Products - 6.2%
Henkel KGaA, IPS	105,269	$5,593,549
Kao Corp.	424,700	11,813,681
KOSE Corp.	93,800	2,383,840
Reckitt Benckiser Group PLC	103,279	5,221,468

		$25,012,538

Containers - 0.4%
Brambles Ltd.	243,780	$1,504,000

Electrical Equipment - 1.3%
Legrand S.A.	115,043	$3,586,469
Spectris PLC	99,104	1,795,051

		$5,381,520

Electronics - 3.2%
ASM International N.V.	45,866	$1,140,240

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electronics - continued
Halma PLC	491,213	$2,406,372
Samsung Electronics Co. Ltd.	6,310	4,420,238
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	445,167	5,088,259

		$13,055,109

Energy - Independent - 1.2%
INPEX Corp.	807	$4,973,062

Energy - Integrated - 5.1%
BP PLC	1,592,087	$9,549,190
Royal Dutch Shell PLC, “A”	361,019	11,197,122

		$20,746,312

Food & Beverages - 5.4%
Barry Callebaut AG	1,293	$1,089,721
Groupe Danone	147,666	9,087,546
Nestle S.A.	216,986	11,927,791

		$22,105,058

Food & Drug Stores - 2.6%
Lawson, Inc.	98,200	$5,550,331
Tesco PLC	871,546	5,098,068

		$10,648,399

General Merchandise - 0.2%
Daiei, Inc. (a)	219,300	$803,585

Insurance - 6.0%
Amlin PLC	249,606	$1,094,016
Catlin Group Ltd.	333,711	1,923,906
Euler Hermes	18,708	1,129,990
Hiscox Ltd.	515,087	2,941,163
ING Groep N.V. (a)	480,427	3,381,251
Jardine Lloyd Thompson Group PLC	243,027	2,376,263
Muenchener Ruckvers AG	18,120	2,246,066
SNS REAAL Groep N.V. (a)	211,243	524,604
Swiss Re Ltd.	94,515	4,398,921
Zurich Financial Services Ltd.	19,969	4,134,101

		$24,150,281

Leisure & Toys - 0.4%
Sankyo Co. Ltd.	33,100	$1,785,674

Machinery & Tools - 2.4%
Glory Ltd.	99,400	$2,325,876
Neopost S.A. (l)	65,231	4,793,706
Schindler Holding AG	23,171	2,480,964

		$9,600,546

Major Banks - 3.4%
HSBC Holdings PLC	919,414	$7,007,170
Julius Baer Group Ltd.	50,793	1,692,655
Sumitomo Mitsui Financial Group, Inc.	139,100	3,925,694
UniCredito Italiano S.p.A.	1,178,578	1,254,211

		$13,879,730

Medical & Health Technology & Services - 2.7%
Kobayashi Pharmaceutical Co. Ltd.	75,500	$4,064,608

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS International Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical & Health Technology & Services - continued
Miraca Holdings, Inc.	118,300	$5,200,564
Rhoen-Klinikum AG	81,227	1,644,464

		$10,909,636

Medical Equipment - 2.3%
Nihon Kohden Corp.	76,000	$2,043,683
Smith & Nephew PLC	346,675	3,116,813
Synthes, Inc. (n)	25,735	4,161,095

		$9,321,591

Network & Telecom - 1.4%
Ericsson, Inc., “B”	395,942	$3,793,765
Nokia Oyj	339,564	1,923,432

		$5,717,197

Other Banks & Diversified Financials - 2.5%
Anglo Irish Bank Corp. PLC (a)	249,800	$0
Chiba Bank Ltd.	226,000	1,563,911
DnB NOR A.S.A.	281,971	2,814,981
Hachijuni Bank Ltd.	232,000	1,420,304
Joyo Bank Ltd.	340,000	1,580,334
Jyske Bank A.S. (a)	18,732	555,533
Sapporo Hokuyo Holdings, Inc.	270,400	956,255
Sydbank A.S.	33,795	597,143
Unione di Banche Italiane ScpA	160,129	591,264

		$10,079,725

Pharmaceuticals - 10.8%
Bayer AG	117,490	$6,456,778
GlaxoSmithKline PLC	588,456	12,149,545
Hisamitsu Pharmaceutical Co., Inc.	38,500	1,848,860
Roche Holding AG	62,607	10,072,321
Sanofi-Aventis	146,142	9,595,547
Santen, Inc.	92,200	3,853,247

		$43,976,298

Printing & Publishing - 0.3%
United Business Media Ltd.	151,449	$1,054,132

Real Estate - 1.6%
Deutsche Wohnen AG	282,114	$3,760,667
GSW Immobilien AG (a)	98,458	2,795,284

		$6,555,951

Specialty Chemicals - 1.7%
Shin-Etsu Chemical Co. Ltd.	95,700	$4,692,238
Symrise AG	104,023	2,416,981

		$7,109,219

Specialty Stores - 0.3%
Esprit Holdings Ltd.	871,372	$1,057,192

Telecommunications - Wireless - 6.0%
KDDI Corp.	1,908	$13,104,302
Vodafone Group PLC	4,419,442	11,412,527

		$24,516,829

Telephone Services - 3.1%
China Unicom Ltd.	1,120,000	$2,286,972

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telephone Services - continued
Royal KPN N.V.	371,806	4,894,655
TDC A.S.	373,776	3,049,622
Telecom Italia S.p.A.	2,227,980	2,164,553

		$12,395,802

Tobacco - 5.1%
British American Tobacco PLC	245,634	$10,411,184
Japan Tobacco, Inc.	1,924	8,976,379
Swedish Match AB	43,166	1,428,323

		$20,815,886

Trucking - 2.6%
Deutsche Post AG	259,513	$3,316,758
Yamato Holdings Co. Ltd.	387,700	7,056,238

		$10,372,996

Total Common Stocks		$391,432,776

Issuer/Expiration Date/ Strike Price	Par Amount of Contracts
CALL OPTIONS PURCHASED - 0.0%
EUR Currency - January 2012 @ JPY 121	EUR	2,395,591	$3,771

PUT OPTIONS PURCHASED - 0.1%
JPY Currency - January 2012 @ $0.0110	JPY	289,346,781	$2,315
JPY Currency - August 2012 @ $0.0118	JPY	1,342,944,000	188,012

Total Put Options Purchased			$190,327

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 3.0%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	12,270,354	$12,270,354

COLLATERAL FOR SECURITIES LOANED - 0.8%
Navigator Securities Lending Prime Portfolio, 0.19%, at Net Asset Value (j)	3,382,464	$3,382,464

Total Investments		$407,279,692

OTHER ASSETS, LESS LIABILITIES - (0.4)%		(1,735,388)

NET ASSETS - 100.0%		$405,544,304

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,161,095, representing 1.0% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

2

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS International Value Portfolio

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS International Value Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

4

MFS International Value Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$116,337,195	$—	$116,337,195
United Kingdom	—	103,334,277	—	103,334,277
Switzerland	2,480,964	44,971,902	—	47,452,866
Germany	—	29,471,826	—	29,471,826
France	—	28,193,257	—	28,193,257
Netherlands	—	21,145,471	—	21,145,471
Taiwan	5,088,259	4,088,420	—	9,176,679
Sweden	—	5,222,088	—	5,222,088
Spain	—	4,765,183	—	4,765,183
Other Countries	—	26,333,934	0	26,333,934
Purchased Currency Options	—	194,098	—	194,098
Mutual Funds	15,652,818	—	—	15,652,818

Total Investments	$23,222,041	$384,057,651	$0	$407,279,692

For further information regarding security characteristics, see the Portfolio of Investments. At September 30, 2011, the fund held one level 3 security valued at $0 which was also held and valued at $0 at December 31, 2010.

Of the level 2 investments presented above, equity investments amounting to $349,335,371 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$440,079,543

Gross unrealized appreciation	$23,261,769
Gross unrealized depreciation	(56,061,620)

Net unrealized appreciation (depreciation)	$(32,799,851)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	18,785,164	85,963,128	(92,477,938)	12,270,354

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19,036	$12,270,354

5

MFS International Value Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2011, are as follows:

Japan	28.7%
United Kingdom	25.5%
Switzerland	11.7%
Germany	7.3%
France	6.9%
Netherlands	5.2%
United States	3.6%
Taiwan	2.3%
Sweden	1.3%
Other Countries	7.5%

6

MFS® Massachusetts Investors Growth Stock Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited)

MFS Massachusetts Investors Growth Stock Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.5%
Aerospace - 3.9%
Precision Castparts Corp.	19,190	$2,983,275
United Technologies Corp.	181,110	12,742,900

		$15,726,175

Alcoholic Beverages - 0.8%
Diageo PLC	165,236	$3,143,742

Apparel Manufacturers - 2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	31,642	$4,195,944
NIKE, Inc., “B”	80,580	6,890,396

		$11,086,340

Automotive - 1.6%
Johnson Controls, Inc.	251,420	$6,629,945

Broadcasting - 0.3%
Omnicom Group, Inc.	37,210	$1,370,816

Brokerage & Asset Managers - 4.4%
Charles Schwab Corp.	363,900	$4,101,153
CME Group, Inc.	28,600	7,047,040
Franklin Resources, Inc.	69,870	6,682,367

		$17,830,560

Business Services - 7.7%
Accenture PLC, “A”	192,200	$10,125,096
Dun & Bradstreet Corp.	129,570	7,937,458
MSCI, Inc., “A” (a)	211,160	6,404,483
Verisk Analytics, Inc., “A” (a)	192,810	6,704,004

		$31,171,041

Cable TV - 1.1%
DIRECTV, “A” (a)	108,890	$4,600,603

Chemicals - 0.5%
Monsanto Co.	32,580	$1,956,103

Computer Software - 7.1%
Autodesk, Inc. (a)	181,980	$5,055,404
Check Point Software Technologies Ltd. (a)	80,500	4,247,180
Oracle Corp.	687,690	19,764,211

		$29,066,795

Computer Software - Systems - 9.7%
Apple, Inc. (a)	48,610	$18,529,160
EMC Corp. (a)	304,300	6,387,257
Hewlett-Packard Co.	176,030	3,951,874
International Business Machines Corp.	61,180	10,708,335

		$39,576,626

Consumer Products - 5.8%
Church & Dwight Co., Inc.	61,500	$2,718,300
Colgate-Palmolive Co.	136,420	12,097,726
Procter & Gamble Co.	142,291	8,989,945

		$23,805,971

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electrical Equipment - 8.0%
Amphenol Corp., “A”	143,560	$5,852,941
Danaher Corp.	357,330	14,986,420
Sensata Technologies Holding B.V. (a)	256,260	6,780,640
W.W. Grainger, Inc.	32,420	4,848,087

		$32,468,088

Electronics - 5.6%
ASML Holding N.V.	186,210	$6,431,693
Microchip Technology, Inc.	303,350	9,437,219
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	622,333	7,113,266

		$22,982,178

Energy - Independent - 0.5%
Occidental Petroleum Corp.	27,530	$1,968,395

Energy - Integrated - 1.9%
Chevron Corp.	29,480	$2,727,490
Exxon Mobil Corp.	66,300	4,815,369

		$7,542,859

Food & Beverages - 4.6%
Groupe Danone	106,702	$6,566,571
Mead Johnson Nutrition Co., “A”	39,010	2,685,058
PepsiCo, Inc.	155,610	9,632,259

		$18,883,888

Food & Drug Stores - 0.6%
CVS Caremark Corp.	71,317	$2,394,825

General Merchandise - 3.4%
Kohl’s Corp.	123,370	$6,057,467
Target Corp.	157,330	7,715,463

		$13,772,930

Internet - 3.6%
eBay, Inc. (a)	92,090	$2,715,734
Google, Inc., “A” (a)	23,430	12,051,923

		$14,767,657

Major Banks - 0.5%
Bank of New York Mellon Corp.	101,895	$1,894,228

Medical & Health Technology & Services - 1.9%
Medco Health Solutions, Inc. (a)	52,490	$2,461,256
Patterson Cos., Inc.	182,472	5,224,173

		$7,685,429

Medical Equipment - 6.8%
Becton, Dickinson & Co.	92,270	$6,765,236
DENTSPLY International, Inc.	101,130	3,103,680
Medtronic, Inc.	61,940	2,058,886
St. Jude Medical, Inc.	54,720	1,980,317
Thermo Fisher Scientific, Inc. (a)	196,900	9,971,016
Waters Corp. (a)	49,580	3,742,794

		$27,621,929

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Massachusetts Investors Growth Stock Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Metals & Mining - 0.7%
BHP Billiton Ltd., ADR	43,720	$2,904,757

Network & Telecom - 1.5%
Cisco Systems, Inc.	384,667	$5,958,492

Oil Services - 3.9%
National Oilwell Varco, Inc.	116,940	$5,989,667
Schlumberger Ltd.	168,690	10,075,854

		$16,065,521

Other Banks & Diversified Financials - 3.9%
MasterCard, Inc., “A”	17,360	$5,505,898
Visa, Inc., “A”	119,460	10,240,111

		$15,746,009

Pharmaceuticals - 2.5%
Abbott Laboratories	54,870	$2,806,052
Allergan, Inc.	40,210	3,312,500
Johnson & Johnson	63,280	4,031,569

		$10,150,121

Railroad & Shipping - 0.6%
Kuehne & Nagel, Inc. AG	20,190	$2,258,403

Specialty Chemicals - 1.7%
Praxair, Inc.	74,930	$7,004,456

Specialty Stores - 0.7%
Industria de Diseno Textil S.A.	35,101	$3,005,970

Total Common Stocks		$401,040,852

MONEY MARKET FUNDS (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	3,841,267	$3,841,267

Total Investments		$404,882,119

OTHER ASSETS, LESS LIABILITIES - 0.6%		2,241,285

NET ASSETS - 100.0%		$407,123,404

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt

PLC      Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Massachusetts Investors Growth Stock Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$361,173,326	$—	$—	$361,173,326
France	—	10,762,515	—	10,762,515
Taiwan	7,113,266	—	—	7,113,266
Netherlands	6,431,693	—	—	6,431,693
Israel	4,247,180	—	—	4,247,180
United Kingdom	—	3,143,742	—	3,143,742
Spain	—	3,005,970	—	3,005,970
Australia	2,904,757	—	—	2,904,757
Switzerland	—	2,258,403	—	2,258,403
Mutual Funds	3,841,267	—	—	3,841,267

Total Investments	$385,711,489	$19,170,630	$—	$404,882,119

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Massachusetts Investors Growth Stock Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$401,977,727

Gross unrealized appreciation	$37,774,254
Gross unrealized depreciation	(34,869,862)

Net unrealized appreciation (depreciation)	$2,904,392

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,979,449	55,635,572	(57,773,754)	3,841,267

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,229	$3,841,267

4

MFS® Blended Research® Core Equity Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Blended Research Core Equity Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.9%
Aerospace - 3.7%
Lockheed Martin Corp.	61,730	$4,484,065
Northrop Grumman Corp.	95,770	4,995,363
United Technologies Corp.	99,220	6,981,119

		$16,460,547

Apparel Manufacturers - 0.7%
Crocs, Inc. (a)	128,450	$3,040,412

Automotive - 1.1%
Johnson Controls, Inc.	190,230	$5,016,365

Biotechnology - 2.0%
Amgen, Inc.	125,390	$6,890,181
Gilead Sciences, Inc. (a)	47,240	1,832,912

		$8,723,093

Broadcasting - 1.3%
CBS Corp., “B”	178,970	$3,647,409
Viacom, Inc., “B”	50,530	1,957,532

		$5,604,941

Brokerage & Asset Managers - 0.8%
CME Group, Inc.	14,950	$3,683,680

Business Services - 1.2%
Accenture PLC, “A”	98,600	$5,194,248

Cable TV - 1.3%
DIRECTV, “A” (a)	130,420	$5,510,245

Chemicals - 1.1%
3M Co.	67,770	$4,865,208

Computer Software - 4.9%
Autodesk, Inc. (a)	119,210	$3,311,654
Microsoft Corp.	176,060	4,382,133
Oracle Corp.	319,650	9,186,741
Symantec Corp. (a)	291,120	4,745,256

		$21,625,784

Computer Software - Systems - 5.6%
Apple, Inc. (a)	52,140	$19,874,725
International Business Machines Corp.	26,380	4,617,291

		$24,492,016

Construction - 0.7%
Owens Corning (a)	137,340	$2,977,531

Consumer Products - 2.1%
Procter & Gamble Co.	144,510	$9,130,142

Consumer Services - 0.5%
ITT Educational Services, Inc. (a)	40,750	$2,346,385

Electrical Equipment - 1.6%
General Electric Co.	295,110	$4,497,476
Tyco International Ltd.	62,330	2,539,948

		$7,037,424

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electronics - 2.5%
Intel Corp.	446,990	$9,534,297
Teradyne, Inc. (a)	123,490	1,359,625

		$10,893,922

Energy - Integrated - 8.5%
Chevron Corp.	141,160	$13,060,123
ConocoPhillips	58,460	3,701,687
Exxon Mobil Corp.	283,240	20,571,721

		$37,333,531

Food & Beverages - 5.6%
Coca-Cola Co.	22,650	$1,530,234
Coca-Cola Enterprises, Inc.	186,220	4,633,154
Dr Pepper Snapple Group, Inc.	146,550	5,683,209
General Mills, Inc.	161,440	6,210,597
PepsiCo, Inc.	107,230	6,637,537

		$24,694,731

Food & Drug Stores - 2.6%
CVS Caremark Corp.	191,540	$6,431,913
Kroger Co.	217,780	4,782,449

		$11,214,362

Gaming & Lodging - 0.7%
Wynn Resorts Ltd.	27,800	$3,199,224

General Merchandise - 1.4%
Macy’s, Inc.	227,020	$5,975,166

Health Maintenance Organizations - 1.9%
Aetna, Inc.	138,140	$5,021,389
WellPoint, Inc.	50,290	3,282,931

		$8,304,320

Insurance - 4.5%
ACE Ltd.	29,250	$1,772,550
Aflac, Inc.	67,290	2,351,786
Berkshire Hathaway, Inc., “B” (a)	8,390	596,026
Chubb Corp.	38,230	2,293,418
Hartford Financial Services Group, Inc.	278,250	4,490,955
Prudential Financial, Inc.	106,780	5,003,711
Travelers Cos., Inc.	62,940	3,067,066

		$19,575,512

Internet - 2.4%
Google, Inc., “A” (a)	20,550	$10,570,509

Machinery & Tools - 0.2%
Cummins, Inc.	13,630	$1,113,026

Major Banks - 3.9%
JPMorgan Chase & Co.	293,890	$8,851,967
KeyCorp	476,990	2,828,551
PNC Financial Services Group, Inc.	91,450	4,406,976
Wells Fargo & Co.	38,730	934,168

		$17,021,662

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Blended Research Core Equity Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Medical & Health Technology & Services - 1.3%
McKesson Corp.	77,050	$5,601,535

Medical Equipment - 1.4%
Medtronic, Inc.	79,750	$2,650,890
Thermo Fisher Scientific, Inc. (a)	68,790	3,483,526

		$6,134,416

Metals & Mining - 1.6%
Cliffs Natural Resources, Inc.	68,020	$3,480,583
Freeport-McMoRan Copper & Gold, Inc.	117,200	3,568,740

		$7,049,323

Natural Gas - Pipeline - 2.1%
El Paso Corp.	254,040	$4,440,619
Williams Cos., Inc.	190,970	4,648,210

		$9,088,829

Network & Telecom - 0.6%
F5 Networks, Inc. (a)	37,200	$2,643,060

Oil Services - 1.2%
Halliburton Co.	144,830	$4,420,212
National Oilwell Varco, Inc.	20,080	1,028,498

		$5,448,710

Other Banks & Diversified Financials - 4.1%
Capital One Financial Corp.	130,800	$5,183,604
Citigroup, Inc.	293,303	7,514,423
Discover Financial Services	236,800	5,432,192

		$18,130,219

Pharmaceuticals - 5.5%
Abbott Laboratories	165,090	$8,442,703
Johnson & Johnson	113,940	7,259,117
Pfizer, Inc.	480,200	8,489,936

		$24,191,756

Pollution Control - 1.0%
Republic Services, Inc.	151,920	$4,262,875

Precious Metals & Minerals - 0.5%
Coeur d’Alene Mines Corp. (a)	111,000	$2,379,840

Railroad & Shipping - 0.9%
CSX Corp.	205,060	$3,828,470

Real Estate - 1.0%
Annaly Mortgage Management, Inc., REIT	272,240	$4,527,351

Restaurants - 2.2%
McDonald’s Corp.	111,160	$9,762,071

Specialty Chemicals - 1.4%
Airgas, Inc.	75,110	$4,793,520
Rockwood Holdings, Inc. (a)	40,120	1,351,643

		$6,145,163

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Stores - 1.9%
Abercrombie & Fitch Co., “A”	25,480	$1,568,549
IAC/InterActiveCorp (a)	79,160	3,130,778
PetSmart, Inc.	83,670	3,568,526

		$8,267,853

Telecommunications - Wireless - 0.9%
MetroPCS Communications, Inc. (a)	277,440	$2,416,502
NII Holdings, Inc. (a)	50,360	1,357,202

		$3,773,704

Telephone Services - 1.9%
AT&T, Inc.	119,220	$3,400,154
CenturyLink, Inc.	143,050	4,737,816

		$8,137,970

Tobacco - 2.5%
Altria Group, Inc.	219,140	$5,875,143
Philip Morris International, Inc.	80,830	5,042,175

		$10,917,318

Trucking - 0.7%
United Parcel Service, Inc., “B”	51,330	$3,241,490

Utilities - Electric Power - 3.4%
AES Corp. (a)	450,560	$4,397,466
American Electric Power Co., Inc.	117,890	4,482,178
CenterPoint Energy, Inc.	86,000	1,687,320
NRG Energy, Inc. (a)	213,840	4,535,546

		$15,102,510

Total Common Stocks		$434,238,449

MONEY MARKET FUNDS (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	3,973,153	$3,973,153

Total Investments		$438,211,602

OTHER ASSETS, LESS LIABILITIES - 0.2%		723,208

NET ASSETS - 100.0%		$438,934,810

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Blended Research Core Equity Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$434,238,449	$—	$—	$434,238,449
Mutual Funds	3,973,153	—	—	3,973,153

Total Investments	$438,211,602	$—	$—	$438,211,602

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$472,496,219

Gross unrealized appreciation	$26,650,583
Gross unrealized depreciation	(60,935,200)

Net unrealized appreciation (depreciation)	$(34,284,617)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Blended Research Core Equity Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Instutional Money Market Portfolio	1,951,910	62,198,453	(60,177,210)	3,973,153

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Instutional Money Market Portfolio	$—	$—	$2,520	$3,973,153

4

MFS® Mid Cap Growth Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Mid Cap Growth Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.7%
Aerospace - 2.9%
BE Aerospace, Inc. (a)	8,250	$273,156
Goodrich Corp.	4,420	533,406
Moog, Inc., “A” (a)	2,160	70,459

		$877,021

Alcoholic Beverages - 0.3%
Tsingtao Brewery Co. Ltd., “H”	16,000	$86,966

Apparel Manufacturers - 1.2%
Li & Fung Ltd.	82,000	$134,627
PVH Corp.	3,940	229,466

		$364,093

Automotive - 1.4%
BorgWarner Transmission Systems, Inc. (a)	3,400	$205,802
LKQ Corp. (a)	9,440	228,070

		$433,872

Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	10,550	$675,833
Dendreon Corp. (a)	6,040	54,360
Gen-Probe, Inc. (a)	2,920	167,170
Regeneron Pharmaceuticals, Inc. (a)	1,570	91,374

		$988,737

Broadcasting - 1.4%
Discovery Communications, Inc., “A” (a)	7,804	$293,586
Interpublic Group of Cos., Inc.	16,640	119,808

		$413,394

Brokerage & Asset Managers - 2.4%
Affiliated Managers Group, Inc. (a)	4,240	$330,932
Evercore Partners, Inc.	3,230	73,644
IntercontinentalExchange, Inc. (a)	2,710	320,485

		$725,061

Business Services - 5.9%
Cognizant Technology Solutions Corp., “A” (a)	5,950	$373,065
Concur Technologies, Inc. (a)	3,920	145,902
FleetCor Technologies, Inc. (a)	5,440	142,854
Gartner, Inc. (a)	8,930	311,389
Jones Lang LaSalle, Inc.	3,190	165,274
MSCI, Inc., “A” (a)	6,280	190,472
Verisk Analytics, Inc., “A” (a)	12,510	434,973

		$1,763,929

Chemicals - 0.2%
Celanese Corp.	1,930	$62,783

Computer Software - 6.9%
Ariba, Inc. (a)	4,690	$129,960
Autodesk, Inc. (a)	8,870	246,409
Autonomy Corp. PLC (a)	8,075	319,853
Check Point Software Technologies Ltd. (a)	10,530	555,563
Informatica Corp. (a)	2,300	94,185

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - continued
Parametric Technology Corp. (a)	9,050	$139,189
Red Hat, Inc. (a)	9,090	384,143
SuccessFactors, Inc. (a)	4,470	102,765
VeriSign, Inc.	3,970	113,582

		$2,085,649

Computer Software - Systems - 3.2%
MICROS Systems, Inc. (a)	8,180	$359,184
NICE Systems Ltd., ADR (a)	7,400	224,590
Qlik Technologies, Inc. (a)	9,400	203,604
Verifone Systems, Inc. (a)	4,790	167,746

		$955,124

Construction - 3.0%
Beacon Roofing Supply, Inc. (a)	6,380	$102,016
NVR, Inc. (a)	280	169,114
Owens Corning (a)	7,660	166,069
Sherwin-Williams Co.	2,850	211,812
Stanley Black & Decker, Inc.	4,987	244,862

		$893,873

Consumer Services - 1.5%
Anhanguera Educacional Participacoes S.A.	6,100	$78,511
HomeAway, Inc. (a)	1,550	52,111
Priceline.com, Inc. (a)	532	239,113
Sotheby’s	3,500	96,495

		$466,230

Containers - 1.4%
Ball Corp.	10,170	$315,473
Silgan Holdings, Inc.	3,180	116,833

		$432,306

Electrical Equipment - 3.6%
AMETEK, Inc.	14,845	$489,440
Danaher Corp.	4,900	205,506
Mettler-Toledo International, Inc. (a)	1,570	219,737
MSC Industrial Direct Co., Inc., “A”	2,780	156,959

		$1,071,642

Electronics - 2.2%
ARM Holdings PLC	22,103	$189,179
Hittite Microwave Corp. (a)	3,140	152,918
JDS Uniphase Corp. (a)	5,730	57,128
Microchip Technology, Inc.	8,500	264,435

		$663,660

Energy - Independent - 3.9%
Brigham Exploration Co. (a)	5,630	$142,214
Cabot Oil & Gas Corp.	4,030	249,497
Celtic Exploration Ltd. (a)	9,770	210,429
Concho Resources, Inc. (a)	2,960	210,574
Newfield Exploration Co. (a)	6,390	253,619
Pioneer Natural Resources Co.	1,550	101,944

		$1,168,277

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Integrated - 1.2%
EQT Corp.	4,610	$245,990
QEP Resources, Inc.	4,840	131,019

		$377,009

Engineering - Construction - 0.9%
Fluor Corp.	5,636	$262,356

Food & Beverages - 3.9%
Coca-Cola Enterprises, Inc.	7,430	$184,858
Green Mountain Coffee Roasters, Inc. (a)	3,910	363,395
Mead Johnson Nutrition Co., “A”	7,490	515,537
Want Want China Holdings Ltd.	137,000	122,817

		$1,186,607

Gaming & Lodging - 1.5%
Pinnacle Entertainment, Inc. (a)	6,820	$61,926
Royal Caribbean Cruises Ltd.	9,210	199,304
Wynn Resorts Ltd.	1,570	180,676

		$441,906

General Merchandise - 1.0%
Dollar General Corp. (a)	7,960	$300,570

Insurance - 0.3%
Willis Group Holdings PLC	2,860	$98,298

Internet - 1.6%
LinkedIn Corp., “A” (a)(l)	2,450	$191,296
Shutterfly, Inc. (a)	6,890	283,730

		$475,026

Machinery & Tools - 3.4%
Finning International, Inc.	5,550	$101,424
Flowserve Corp.	2,790	206,460
Joy Global, Inc.	2,350	146,593
Polypore International, Inc. (a)	5,580	315,382
WABCO Holdings, Inc. (a)	6,320	239,275

		$1,009,134

Medical & Health Technology & Services - 5.9%
AmerisourceBergen Corp.	7,320	$272,816
Cerner Corp. (a)	6,270	429,620
DaVita, Inc. (a)	3,890	243,786
Diagnosticos da America S.A.	13,400	113,956
IDEXX Laboratories, Inc. (a)	3,920	270,362
Patterson Cos., Inc.	8,550	244,787
SXC Health Solutions Corp. (a)	3,350	186,595

		$1,761,922

Medical Equipment - 5.4%
Cooper Cos., Inc.	5,193	$411,026
Covidien PLC	4,310	190,071
Edwards Lifesciences Corp. (a)	3,140	223,819
Intuitive Surgical, Inc. (a)	336	122,398
NxStage Medical, Inc. (a)	4,610	96,165
Pall Corp.	5,510	233,624
Thermo Fisher Scientific, Inc. (a)	7,000	354,480

		$1,631,583

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Network & Telecom - 2.4%
Acme Packet, Inc. (a)	3,480	$148,213
F5 Networks, Inc. (a)	1,070	76,024
Finisar Corp. (a)	5,330	93,488
Fortinet, Inc. (a)	13,090	219,912
Polycom, Inc. (a)	9,740	178,924

		$716,561

Oil Services - 4.2%
Cameron International Corp. (a)	9,430	$391,722
Dresser-Rand Group, Inc. (a)	11,480	465,284
FMC Technologies, Inc. (a)	6,740	253,424
Lufkin Industries, Inc.	2,980	158,566

		$1,268,996

Other Banks & Diversified Financials - 2.1%
BankUnited, Inc.	3,660	$75,982
MasterCard, Inc., “A”	1,490	472,568
Wintrust Financial Corp.	3,160	81,560

		$630,110

Pharmaceuticals - 1.8%
Genomma Lab Internacional S.A., “B” (a)	69,200	$115,612
Hospira, Inc. (a)	1,670	61,790
Perrigo Co.	1,270	123,330
Pharmasset, Inc. (a)	2,160	177,919
Valeant Pharmaceuticals International, Inc.	1,380	51,226

		$529,877

Pollution Control - 2.2%
Stericycle, Inc. (a)	3,470	$280,098
Waste Connections, Inc.	11,540	390,283

		$670,381

Railroad & Shipping - 0.9%
Kansas City Southern Co. (a)	5,450	$272,282

Restaurants - 0.6%
P.F. Chang’s China Bistro, Inc.	7,090	$193,132

Specialty Chemicals - 1.8%
Airgas, Inc.	6,560	$418,659
Rockwood Holdings, Inc. (a)	3,950	133,076

		$551,735

Specialty Stores - 8.1%
Abercrombie & Fitch Co., “A”	5,250	$323,190
Dick’s Sporting Goods, Inc. (a)	5,790	193,733
Francesca’s Holdings Corp. (a)	11,280	239,249
PetSmart, Inc.	6,360	271,254
Ross Stores, Inc.	6,490	510,698
Tiffany & Co.	5,120	311,398
Tractor Supply Co.	4,870	304,619
Urban Outfitters, Inc. (a)	12,640	282,125

		$2,436,266

2

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Mid Cap Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telecommunications - Wireless - 0.2%
NII Holdings, Inc. (a)	2,330	$62,794

Telephone Services - 2.1%
American Tower Corp., “A” (a)	11,570	$622,466

Trucking - 0.9%
Expeditors International of Washington, Inc.	6,630	$268,847

Utilities - Electric Power - 0.6%
CMS Energy Corp.	8,550	$169,205

Total Common Stocks		$29,389,680

MONEY MARKET FUNDS (v) - 1.0%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	308,604	$308,604

COLLATERAL FOR SECURITIES LOANED - 0.0%
Navigator Securities Lending Prime Portfolio, 0.19%, at Net Asset Value (j)	3,006	$3,006

Total Investments		$29,701,290

OTHER ASSETS, LESS LIABILITIES - 1.3%		396,652

NET ASSETS - 100.0%		$30,097,942

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR         American Depository Receipt

PLC          Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Mid Cap Growth Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$27,136,153	$—	$—	$27,136,153
Israel	780,153	—	—	780,153
United Kingdom	—	509,032	—	509,032
Canada	311,853	—	—	311,853
China	—	209,783	—	209,783
Brazil	192,467	—	—	192,467
Hong Kong	—	134,627	—	134,627
Mexico	115,612	—	—	115,612
Mutual Funds	311,610	—	—	311,610

Total Investments	$28,847,848	$853,442	$—	$29,701,290

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Mid Cap Growth Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$29,161,062

Gross unrealized appreciation	$3,722,728
Gross unrealized depreciation	(3,182,500)

Net unrealized appreciation (depreciation)	$540,228

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	475,366	10,770,056	(10,936,818)	308,604

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$865	$308,604

5

MFS® Money Market Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Money Market Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMERCIAL PAPER (y) - 58.1%
Automotive - 3.1%
Toyota Motor Credit Corp., 0.18%, due 11/10/11	$616,000	$615,877
Toyota Motor Credit Corp., 0.22%, due 11/08/11	9,123,000	9,120,881

		$9,736,758

Consumer Products - 3.1%
Procter & Gamble Co., 0.11%, due 10/11/11 (t)	$9,611,000	$9,610,706

Electronics - 0.3%
Emerson Electric Co., 0.07%, due 10/03/11 (t)	$981,000	$980,996

Financial Institutions - 2.1%
General Electric Capital Corp., 0.05%, due 10/21/11	$6,465,000	$6,464,820

Food & Beverages - 6.8%
Coca-Cola Co., 0.09%, due 11/14/11 (t)	$777,000	$776,915
Coca-Cola Co., 0.15%, due 10/06/11 (t)	9,160,000	9,159,809
Nestle Capital Corp., 0.03%, due 11/28/11 (t)	1,710,000	1,709,917
Pepsico, Inc., 0.08%, due 11/28/11 (t)	610,000	609,921
Pepsico, Inc., 0.1%, due 11/07/11 (t)	9,100,000	9,099,065

		$21,355,627

Major Banks - 21.2%
ANZ National (International) Ltd., 0.35%, due 1/20/12 (t)	$8,050,000	$8,041,313
Barclays U.S. Funding Corp., 0.08%, due 10/03/11	6,244,000	6,243,972
Credit Suisse First Boston, Inc., 0.2%, due 10/13/11	9,215,000	9,214,386
Credit Suisse First Boston, Inc., 0.25%, due 11/14/11	300,000	299,908
HSBC USA, Inc., 0.14%, due 10/06/11	9,847,000	9,846,809
JPMorgan Chase & Co., 0.03%, due 10/12/11	9,877,000	9,876,909
Royal Bank of Canada, 0.09%, due 11/14/11	5,847,000	5,846,357
Royal Bank of Canada, 0.1%, due 10/27/11	500,000	499,964
Toronto Dominion Holdings (USA), Inc., 0.12%, due 11/09/11 (t)	815,000	814,894
Toronto Dominion Holdings (USA), Inc., 0.2%, due 12/23/11 (t)	9,100,000	9,095,804
Westpac Banking Corp., 0.1%, due 11/01/11 (t)	6,545,000	6,544,436

		$66,324,752

Issuer	Shares/Par	Value ($)
COMMERCIAL PAPER(y) - continued
Other Banks & Diversified Financials - 6.3%
Bank of Nova Scotia, 0.275%, due 12/19/11	$5,764,000	$5,760,522
Bank of Nova Scotia, 0.155%, due 10/12/11	2,824,000	2,823,866
Bank of Nova Scotia, 0.12%, due 10/07/11	1,152,000	1,151,977
Citigroup Funding, Inc., 0.3%, due 11/04/11	9,905,000	9,902,194

		$19,638,559

Pharmaceuticals - 10.5%
Abbott Laboratories, 0.07%, due 11/01/11 (t)	$8,925,000	$8,924,462
Johnson & Johnson, 0.05%, due 11/14/11 (t)	9,733,000	9,732,405
Novartis Finance Corp., 0.03%, due 10/07/11 (t)	3,987,000	3,986,980
Novartis Finance Corp., 0.02%, due 10/03/11 (t)	3,818,000	3,817,996
Sanofi, 0.16%, due 10/17/11 (t)	6,622,000	6,621,529

		$33,083,372

Retailers - 2.6%
Wal-Mart Stores, Inc., 0.06%, due 10/12/11 (t)	$8,317,000	$8,316,848

Tobacco - 2.1%
Philip Morris International, Inc., 0.1%, due 11/21/11 (t)	$6,600,000	$6,599,065

Total Commercial Paper		$182,111,503

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) - 28.9%
Fannie Mae, 0.035%, due 10/05/11	$9,300,000	$9,299,964
Fannie Mae, 0.01%, due 11/09/11	3,230,000	3,229,965
Fannie Mae, 0.02%, due 12/28/11	14,217,000	14,216,305
Fannie Mae, 0.06%, due 2/15/12	3,110,000	3,109,290
Farmer Mac, 0.14%, due 2/22/12	2,000,000	1,998,880
Federal Home Loan Bank, 0.005%, due 10/28/11	11,639,000	11,638,956
Federal Home Loan Bank, 0.001%, due 11/14/11	4,625,000	4,624,994
Federal Home Loan Bank, 0.025%, due 12/21/11	7,695,000	7,694,567
Federal Home Loan Bank, 0.025%, due 12/23/11	3,230,000	3,229,814
Freddie Mac, 0.095%, due 10/12/11	4,700,000	4,699,864
Freddie Mac, 0.015%, due 12/05/11	3,230,000	3,229,913
Freddie Mac, 0.13%, due 12/05/11	9,580,000	9,577,751
Freddie Mac, 0.02%, due 12/27/11	3,150,000	3,149,848
Freddie Mac, 0.025%, due 12/27/11	3,110,000	3,109,812

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Money Market Portfolio

Issuer	Shares/Par	Value ($)
U.S. GOVERNMENT AGENCIES AND EQUIVALENTS(y) - continued
Freddie Mac, 0.13%, due 2/08/12	$7,830,000	$7,826,324

Total U.S. Government Agencies and Equivalents		$90,636,247

FLOATING RATE DEMAND NOTES - 2.8%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.1%, due 10/03/11	$2,800,000	$2,800,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.1%, due 10/03/11	2,600,000	2,600,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.1%, due 10/03/11	3,200,000	3,200,000

Total Floating Rate Demand Notes		$8,600,000

REPURCHASE AGREEMENTS - 10.0%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, dated 9/30/11, due 10/03/11, total to be received $31,221,052 (secured by U.S. Treasury and Federal Agency obligations valued at $31,845,591 in a jointly traded account)	$31,221,000	$31,221,000

Total Investments		$312,568,750

OTHER ASSETS, LESS LIABILITIES - 0.2%		759,065

NET ASSETS - 100.0%		$313,327,815

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $312,568,750.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Money Market Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$312,568,750	$—	$312,568,750

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS® New Discovery Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS New Discovery Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.5%
Aerospace - 0.7%
HEICO Corp.	21,420	$1,054,715

Airlines - 2.0%
Allegiant Travel Co. (a)	25,730	$1,212,655
Spirit Airlines, Inc. (a)	136,080	1,701,000

		$2,913,655

Apparel Manufacturers - 0.8%
Arezzo Industria e Comercio S.A.	116,650	$1,178,753

Biotechnology - 1.9%
Alimera Sciences, Inc. (a)	19,640	$157,120
Anacor Pharmaceuticals, Inc. (a)	94,610	539,277
Cepheid, Inc. (a)	19,150	743,595
Gen-Probe, Inc. (a)	19,930	1,140,993
Pacific Biosciences of California, Inc. (a)	25,610	82,208

		$2,663,193

Business Services - 6.1%
Calix, Inc. (a)	125,550	$979,290
Concur Technologies, Inc. (a)	30,720	1,143,398
Constant Contact, Inc. (a)	118,850	2,054,917
FleetCor Technologies, Inc. (a)	77,730	2,041,190
Jones Lang LaSalle, Inc.	26,430	1,369,338
LPS Brasil - Consultoria de Imoveis S.A. (a)	22,400	359,186
Multiplus S.A.	50,290	699,419

		$8,646,738

Computer Software - 6.4%
Ariba, Inc. (a)	41,290	$1,144,146
Check Point Software Technologies Ltd. (a)	24,420	1,288,399
CommVault Systems, Inc. (a)	22,720	842,003
Nuance Communications, Inc. (a)	61,035	1,242,673
Red Hat, Inc. (a)	34,010	1,437,263
SolarWinds, Inc. (a)	63,720	1,403,114
SuccessFactors, Inc. (a)	80,010	1,839,430

		$9,197,028

Computer Software - Systems - 7.6%
Aruba Networks, Inc. (a)	61,090	$1,277,392
BroadSoft, Inc. (a)	43,880	1,331,758
Cornerstone OnDemand, Inc. (a)	61,970	777,104
IntraLinks Holdings, Inc. (a)	56,310	422,888
National Instruments Corp.	45,895	1,049,160
PROS Holdings, Inc. (a)	54,410	701,345
Qlik Technologies, Inc. (a)	50,950	1,103,577
SciQuest, Inc. (a)	101,700	1,519,398
ServiceSource International, Inc. (a)	75,970	1,003,564
Tangoe, Inc. (a)	114,980	1,300,424
Velti PLC (a)	59,480	393,163

		$10,879,773

Construction - 3.2%
Beacon Roofing Supply, Inc. (a)	64,460	$1,030,715
Eagle Materials, Inc.	66,380	1,105,227
NVR, Inc. (a)	2,370	1,431,433

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Construction - continued
Owens Corning (a)	45,740	$991,643

		$4,559,018

Consumer Products - 0.5%
L’Occitane International S.A. (a)	353,500	$711,902

Consumer Services - 2.3%
Anhanguera Educacional
Participacoes S.A.	54,600	$702,736
HomeAway, Inc. (a)	67,150	2,257,583
MakeMyTrip Ltd. (a)	17,100	377,568

		$3,337,887

Electrical Equipment - 1.7%
MSC Industrial Direct Co., Inc., “A”	23,880	$1,348,265
Sensata Technologies Holding B.V. (a)	39,280	1,039,349

		$2,387,614

Electronics - 3.5%
Entegris, Inc. (a)	118,210	$754,180
Hittite Microwave Corp. (a)	7,120	346,744
Monolithic Power Systems, Inc. (a)	101,000	1,028,180
Semtech Corp. (a)	48,500	1,023,350
Stratasys, Inc. (a)	40,330	747,718
Veeco Instruments, Inc. (a)	44,810	1,093,364

		$4,993,536

Energy - Independent - 6.5%
Brigham Exploration Co. (a)	60,880	$1,537,829
Cabot Oil & Gas Corp.	44,790	2,772,949
Energy XXI (Bermuda) Ltd. (a)	88,855	1,905,940
EXCO Resources, Inc.	149,810	1,605,963
Oasis Petroleum LLC (a)	67,740	1,512,634

		$9,335,315

Food & Drug Stores - 0.1%
Sun Art Retail Group Ltd. (a)	154,500	$160,702

Forest & Paper Products - 0.8%
Universal Forest Products, Inc.	44,430	$1,068,542

Gaming & Lodging - 0.8%
Morgans Hotel Group Co. (a)	185,520	$1,111,265

General Merchandise - 0.6%
Lojas Renner S.A.	29,600	$797,362

Health Maintenance Organizations - 0.4%
OdontoPrev S.A.	41,500	$613,368

Insurance - 1.3%
Brazil Insurance Participacoes e Administracao S.A.	199,080	$1,863,480

Internet - 6.7%
Demand Media, Inc. (a)	52,680	$421,440
LinkedIn Corp., “A” (a)(l)	18,780	1,466,342
LogMeIn, Inc. (a)	23,330	774,789

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS New Discovery Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Internet - continued
OpenTable, Inc. (a)(l)	38,990	$1,793,930
QuinStreet, Inc. (a)	230,480	2,385,468
TechTarget, Inc. (a)	126,020	719,574
WebMD Health Corp. (a)	66,340	2,000,151

		$9,561,694

Machinery & Tools - 7.5%
Douglas Dynamics, Inc.	40,440	$516,823
Finning International, Inc.	50,230	917,935
Herman Miller, Inc.	69,780	1,246,271
Joy Global, Inc.	20,010	1,248,224
Nordson Corp.	23,050	916,007
Polypore International, Inc. (a)	49,820	2,815,826
Thermon Group Holdings, Inc. (a)	40,120	554,458
United Rentals, Inc. (a)	78,220	1,317,225
WABCO Holdings, Inc. (a)	30,500	1,154,730

		$10,687,499

Medical & Health Technology & Services - 5.2%
Allscripts Healthcare Solutions, Inc. (a)	78,630	$1,416,913
Brookdale Senior Living, Inc. (a)	186,770	2,342,096
Cerner Corp. (a)	23,330	1,598,572
Diagnosticos da America S.A.	90,700	771,330
Fleury S.A.	49,900	595,536
Healthcare Services Group, Inc.	22,690	366,217
IPC The Hospitalist Co., Inc. (a)	10,620	379,028

		$7,469,692

Medical Equipment - 8.9%
Align Technology, Inc. (a)	9,870	$149,728
DexCom, Inc. (a)	125,460	1,505,520
Endologix, Inc. (a)	93,310	936,832
Essilor International S.A.	9,991	720,018
Heartware International, Inc. (a)	11,880	765,191
IMRIS, Inc. (a)	60,340	235,326
Masimo Corp.	75,790	1,640,854
NxStage Medical, Inc. (a)	85,340	1,780,192
Sirona Dental Systems, Inc. (a)	26,590	1,127,682
Sonova Holding AG	8,218	741,578
Thoratec Corp. (a)	38,090	1,243,258
Uroplasty, Inc. (a)	171,790	833,182
Volcano Corp. (a)	26,830	794,973
Zoll Medical Corp. (a)	6,880	259,651

		$12,733,985

Metals & Mining - 1.4%
Globe Specialty Metals, Inc.	92,020	$1,336,130
Molycorp, Inc. (a)	21,310	700,460

		$2,036,590

Network & Telecom - 6.2%
Acme Packet, Inc. (a)	30,430	$1,296,014
Ciena Corp. (a)	62,510	700,112
F5 Networks, Inc. (a)	25,150	1,786,908
Finisar Corp. (a)	62,480	1,095,899
Fortinet, Inc. (a)	100,700	1,691,760
Polycom, Inc. (a)	54,560	1,002,267
Riverbed Technology, Inc. (a)	65,960	1,316,562

		$8,889,522

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Oil Services - 1.4%
Dresser-Rand Group, Inc. (a)	47,490	$1,924,770

Other Banks & Diversified Financials - 4.7%
Air Lease Corp. (a)	18,180	$349,056
BankUnited, Inc.	53,930	1,119,587
First Interstate BancSystem, Inc.	94,970	1,017,129
First Republic Bank (a)	46,260	1,071,382
Metro Bancorp, Inc. (a)	77,990	674,614
PacWest Bancorp	33,850	471,869
Wintrust Financial Corp.	41,170	1,062,598
Zipcar, Inc. (a)	49,110	883,980

		$6,650,215

Pharmaceuticals - 0.5%
Perrigo Co.	7,830	$760,371

Precious Metals & Minerals - 1.1%
Colossus Minerals, Inc. (a)	121,680	$649,099
Stillwater Mining Co. (a)	110,480	939,080

		$1,588,179

Restaurants - 1.6%
Arcos Dorados Holdings, Inc.	32,720	$758,777
P.F. Chang’s China Bistro, Inc.	54,100	1,473,684

		$2,232,461

Specialty Chemicals - 1.3%
Ecosynthetix, Inc. (a)(z)	46,190	$333,234
KiOR, Inc. “A” (a)	16,300	338,062
Rockwood Holdings, Inc. (a)	36,320	1,223,621

		$1,894,917

Specialty Stores - 4.3%
Citi Trends, Inc. (a)	138,100	$1,625,437
Francesca’s Holdings Corp. (a)	90,730	1,924,383
Urban Outfitters, Inc. (a)	82,480	1,840,954
Zumiez, Inc. (a)	44,550	780,071

		$6,170,845

Trucking - 1.5%
Atlas Air Worldwide Holdings, Inc. (a)	34,670	$1,154,164
Swift Transportation Co. (a)	152,360	981,198

		$2,135,362

Total Common Stocks		$142,209,948

	Strike Price	First Exercise
WARRANTS - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	50,440	$0

MONEY MARKET FUNDS (v) - 0.0%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value			55	$55

2

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS New Discovery Portfolio

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED - 1.8%
Navigator Securities Lending Prime Portfolio, 0.19%, at Net Asset Value (j)	2,599,086	$2,599,086

Total Investments		$144,809,089

OTHER ASSETS, LESS LIABILITIES - (1.3)%		(1,897,560)

NET ASSETS - 100.0%		$142,911,529

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Castle Brands, Inc. (Warrants)	4/18/07	$70,840	$0
Ecosynthetix, Inc.	7/28/11	436,877	333,234

Total Restricted Securities			$333,234
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS New Discovery Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$127,341,076	$—	$—	$127,341,076
Brazil	7,581,170	—	—	7,581,170
Canada	1,802,361	333,234	—	2,135,595
Israel	1,288,399	—	—	1,288,399
Argentina	758,777	—	—	758,777
Switzerland	—	741,578	—	741,578
France	—	720,018	—	720,018
Luxembourg	—	711,902	—	711,902
Ireland	393,163	—	—	393,163
Other Countries	538,270	—	—	538,270
Mutual Funds	2,599,141	—	—	2,599,141

Total Investments	$142,302,357	$2,506,732	$—	$144,809,089

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS New Discovery Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$175,607,760

Gross unrealized appreciation	$3,950,166
Gross unrealized depreciation	(34,748,837)

Net unrealized appreciation (depreciation)	$(30,798,671)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	334,228	58,876,903	(59,211,076)	55

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$844	$55

5

MFS® Global Research Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited)

MFS Global Research Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.3%
Aerospace - 1.8%
Honeywell International, Inc.	13,460	$591,029
Precision Castparts Corp.	6,490	1,008,935
Rolls Royce Holdings PLC	43,916	402,655
United Technologies Corp.	4,460	313,806

		$2,316,425

Alcoholic Beverages - 1.1%
Heineken N.V.	32,210	$1,439,447

Apparel Manufacturers - 0.9%
Li & Fung Ltd.	192,000	$315,225
LVMH Moet Hennessy Louis Vuitton S.A.	969	128,496
NIKE, Inc., “B”	8,220	702,892

		$1,146,613

Automotive - 2.4%
Bayerische Motoren Werke AG	15,772	$1,045,057
DENSO Corp.	15,500	496,804
General Motors Co. (a)	9,900	199,782
Honda Motor Co. Ltd.	21,200	621,584
Johnson Controls, Inc.	9,160	241,549
Mando Corp.	2,547	410,690

		$3,015,466

Biotechnology - 0.5%
Gilead Sciences, Inc. (a)	14,910	$578,508

Broadcasting - 1.3%
Nippon Television Network Corp.	3,350	$483,614
Publicis Groupe S.A.	9,875	413,434
Viacom, Inc., “B”	19,630	760,466

		$1,657,514

Brokerage & Asset Managers - 1.9%
Affiliated Managers Group, Inc. (a)	7,670	$598,644
Deutsche Boerse AG (a)	16,202	813,597
Franklin Resources, Inc.	10,100	965,964

		$2,378,205

Business Services - 1.5%
Accenture PLC, “A”	20,110	$1,059,395
Cognizant Technology Solutions Corp., “A” (a)	7,620	477,774
Mitsubishi Corp.	16,700	340,090

		$1,877,259

Cable TV - 1.3%
Comcast Corp., “Special A”	37,440	$774,634
DIRECTV, “A” (a)	9,580	404,755
Virgin Media, Inc.	16,840	410,054

		$1,589,443

Chemicals - 1.1%
3M Co.	8,500	$610,215
Celanese Corp.	13,830	449,890
Nufarm Ltd. (a)	63,014	256,093

		$1,316,198

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - 3.0%
Autodesk, Inc. (a)	17,040	$473,371
Check Point Software Technologies Ltd. (a)	17,940	946,514
Oracle Corp.	80,010	2,299,487

		$3,719,372

Computer Software - Systems - 5.5%
Apple, Inc. (a)(s)	12,480	$4,757,126
EMC Corp. (a)	77,660	1,630,083
International Business Machines Corp.	3,060	535,592

		$6,922,801

Conglomerates - 0.2%
Hutchison Whampoa Ltd.	35,000	$259,094

Construction - 0.8%
Anhui Conch Cement Co. Ltd.	137,000	$372,495
Corporacion GEO S.A.B. de C.V., “B” (a)	29,150	37,771
Duratex S.A.	9,360	42,861
Owens Corning (a)	17,370	376,582
Urbi Desarrollos Urbanos S.A. de C.V. (a)	148,950	202,882

		$1,032,591

Consumer Products - 1.8%
Avon Products, Inc.	48,900	$958,440
Kimberly-Clark de Mexico S.A. de C.V., “A”	106,900	549,591
Reckitt Benckiser Group PLC	15,026	759,668

		$2,267,699

Electrical Equipment - 2.3%
Danaher Corp. (s)	33,770	$1,416,314
Schneider Electric S.A.	10,537	567,297
Siemens AG	9,495	857,799

		$2,841,410

Electronics - 1.8%
Advanced Micro Devices, Inc. (a)	73,779	$374,796
ASML Holding N.V.	19,537	674,808
Microchip Technology, Inc.	23,230	722,685
Taiwan Semiconductor Manufacturing Co. Ltd.	185,000	419,166

		$2,191,455

Energy - Independent - 4.5%
Apache Corp.	9,910	$795,178
Bankers Petroleum Ltd. (a)	68,915	230,177
Cabot Oil & Gas Corp.	14,820	917,506
Cairn Energy PLC (a)	66,938	290,102
EOG Resources, Inc.	8,380	595,064
INPEX Corp.	159	979,823
Occidental Petroleum Corp.	15,090	1,078,935
Reliance Industries Ltd.	44,485	724,626

		$5,611,411

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Global Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Integrated - 5.5%
BG Group PLC	32,463	$618,170
BP PLC	220,676	1,323,594
Exxon Mobil Corp. (s)	30,070	2,183,984
QEP Resources, Inc.	19,140	518,120
Royal Dutch Shell PLC, “A”	72,073	2,235,368

		$6,879,236

Engineering - Construction - 1.9%
Fluor Corp.	25,130	$1,169,802
JGC Corp.	35,000	859,409
Keppel Corp. Ltd.	58,400	342,080

		$2,371,291

Food & Beverages - 3.4%
Bunge Ltd.	6,260	$364,895
General Mills, Inc.	27,650	1,063,696
Groupe Danone	36,561	2,250,008
Kraft Foods, Inc., “A”	15,680	526,534

		$4,205,133

Food & Drug Stores - 1.1%
Lawson, Inc.	4,000	$226,083
Tesco PLC	187,400	1,096,188

		$1,322,271

Gaming & Lodging - 0.5%
Sands China Ltd. (a)	284,400	$654,115

General Merchandise - 2.7%
Kohl’s Corp.	19,580	$961,378
Target Corp.	50,620	2,482,405

		$3,443,783

Insurance - 4.0%
ACE Ltd.	16,490	$999,294
AIA Group Ltd.	219,600	621,552
Hiscox Ltd.	148,316	846,889
ING Groep N.V. (a)	91,185	641,761
MetLife, Inc.	28,860	808,369
Swiss Re Ltd.	23,767	1,106,165

		$5,024,030

Internet - 1.3%
eBay, Inc. (a)	17,370	$512,241
Google, Inc., “A” (a)	2,170	1,116,205

		$1,628,446

Machinery & Tools - 1.9%
BEML Ltd.	1,435	$13,353
Cummins, Inc.	4,650	379,719
Glory Ltd.	20,000	467,983
Joy Global, Inc.	9,350	583,253
Schindler Holding AG	6,532	699,394
Sinotruk Hong Kong Ltd.	510,000	286,644

		$2,430,346

Major Banks - 6.0%
BNP Paribas	21,208	$839,463
Credit Suisse Group AG	28,459	738,488
Erste Group Bank AG	19,336	492,855

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
Goldman Sachs Group, Inc.	7,760	$733,708
JPMorgan Chase & Co.	43,420	1,307,810
Julius Baer Group Ltd.	17,786	592,711
KBC Group N.V.	19,798	455,680
Standard Chartered PLC	53,693	1,071,679
Toronto-Dominion Bank	10,059	716,004
Westpac Banking Corp.	32,380	622,346

		$7,570,744

Medical & Health Technology & Services - 1.0%
Miraca Holdings, Inc.	18,800	$826,463
Rhoen-Klinikum AG	21,483	434,930

		$1,261,393

Medical Equipment - 3.0%
Becton, Dickinson & Co.	9,190	$673,811
Covidien PLC	19,150	844,515
Medtronic, Inc.	30,860	1,025,786
Thermo Fisher Scientific, Inc. (a)	25,110	1,271,570

		$3,815,682

Metals & Mining - 2.5%
Iluka Resources Ltd.	29,573	$345,759
Rio Tinto Ltd.	25,650	1,132,830
Steel Authority of India Ltd.	106,229	227,566
Sumitomo Metal Industries Ltd.	152,000	314,770
Teck Resources Ltd., “B”	34,495	1,017,831
Usinas Siderurgicas de Minas Gerais S.A., IPS	23,800	133,161

		$3,171,917

Natural Gas - Distribution - 0.3%
Tokyo Gas Co. Ltd.	85,000	$395,933

Network & Telecom - 0.5%
Cisco Systems, Inc.	20,480	$317,235
Finisar Corp. (a)	14,970	262,574

		$579,809

Oil Services - 1.6%
AMEC PLC	20,080	$252,562
Halliburton Co.	27,350	834,722
Schlumberger Ltd.	9,920	592,522
Technip	3,770	301,705

		$1,981,511

Other Banks & Diversified Financials - 6.1%
Banco Santander S.A., IEU	104,200	$760,337
Bank Rakyat Indonesia	948,000	622,001
China Construction Bank	1,375,860	820,987
Discover Financial Services	26,680	612,039
Federal Bank Ltd.	105,812	783,560
Fifth Third Bancorp	57,270	578,427
ICICI Bank Ltd.	53,366	938,469
Komercni Banka A.S.	3,374	629,213
Sberbank of Russia	249,930	540,473
Visa, Inc., “A”	16,590	1,422,095

		$7,707,601

2

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Global Research Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Pharmaceuticals - 4.4%
Abbott Laboratories	26,540	$1,357,256
Bayer AG	18,905	1,038,943
Pfizer, Inc.	54,970	971,870
Roche Holding AG	9,430	1,517,114
Teva Pharmaceutical Industries Ltd., ADR	16,870	627,901

		$5,513,084

Precious Metals & Minerals - 0.7%
Anglo American Platinum Corp. Ltd.	2,347	$160,409
Newcrest Mining Ltd.	20,899	689,233

		$849,642

Railroad & Shipping - 0.7%
East Japan Railway Co.	5,800	$352,173
Union Pacific Corp.	6,520	532,488

		$884,661

Real Estate - 0.7%
GSW Immobilien AG (a)	12,872	$365,444
Hang Lung Properties Ltd.	187,000	547,003

		$912,447

Restaurants - 0.8%
McDonald’s Corp.	11,120	$976,558

Specialty Chemicals - 2.4%
Airgas, Inc.	13,830	$882,631
Akzo Nobel N.V.	24,250	1,072,041
Formosa Plastics Corp.	89,000	235,303
Linde AG	6,499	866,788

		$3,056,763

Specialty Stores - 1.4%
Abercrombie & Fitch Co., “A”	4,190	$257,936
Industria de Diseno Textil S.A.	7,196	616,249
Tiffany & Co.	6,950	422,699
Urban Outfitters, Inc. (a)	22,170	494,834

		$1,791,718

Telecommunications - Wireless - 1.5%
Tim Participacoes S.A., ADR	13,350	$314,526
Vodafone Group PLC	613,552	1,584,403

		$1,898,929

Telephone Services - 3.4%
American Tower Corp., “A” (a)	9,110	$490,118
AT&T, Inc.	32,500	926,900
China Unicom Ltd.	310,000	633,001
Royal KPN N.V.	85,532	1,125,990
Telecom Italia S.p.A.	322,951	350,677
Telecom Italia S.p.A.	451,207	438,362
Telecomunicacoes de Sao Paulo S.A., ADR	13,653	361,122

		$4,326,170

Tobacco - 1.6%
Japan Tobacco, Inc.	192	$895,772

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Tobacco - continued
Philip Morris International, Inc.	18,130	$1,130,949

		$2,026,721

Trucking - 1.2%
Expeditors International of Washington, Inc.	15,460	$626,903
Yamato Holdings Co. Ltd.	45,200	822,651

		$1,449,554

Utilities - Electric Power - 3.5%
American Electric Power Co., Inc.	17,580	$668,392
CEZ AS	15,997	616,448
CMS Energy Corp.	55,820	1,104,678
Energias de Portugal S.A.	150,577	462,474
Fortum Corp.	32,848	771,411
International Power PLC	65,224	308,978
Tractebel Energia S.A.	31,470	436,839

		$4,369,220

Total Common Stocks		$124,659,619

MONEY MARKET FUNDS (v) - 0.3%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	403,603	$403,603

Total Investments		$125,063,222

SECURITIES SOLD SHORT - (0.5)%
Computer Software - Systems - (0.2)%
Dell, Inc. (a)	(19,440)	$(275,076)

Machinery & Tools - (0.3)%
Caterpillar, Inc.	(5,300)	$(391,352)

Total Securities Sold Short		$(666,428)

OTHER ASSETS, LESS LIABILITIES - 0.9%		1,182,836

NET ASSETS - 100.0%		$125,579,630

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At September 30, 2011, the value of securities pledged amounted to $1,319,970.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Global Research Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$62,070,373	$—	$—	$62,070,373
United Kingdom	—	11,923,085	—	11,923,085
Japan	—	8,083,151	—	8,083,151
Germany	—	5,422,558	—	5,422,558
Netherlands	674,808	4,279,239	—	4,954,047
Switzerland	699,394	3,954,478	—	4,653,872
France	—	4,500,403	—	4,500,403
India	—	2,687,574	—	2,687,574
Hong Kong	—	2,396,989	—	2,396,989
Other Countries	8,312,413	9,655,154	—	17,967,567
Mutual Funds	403,603	—	—	403,603

Total Investments	$72,160,591	$52,902,631	$—	$125,063,222

Short Sales	$(666,428)	$—	$—	$(666,428)

4

MFS Global Research Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

For further information regarding security characteristics, see the Portfolio of Investments

Of the level 2 investments presented above, equity investments amounting to $34,792,043 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$135,128,580

Gross unrealized appreciation	$9,460,703
Gross unrealized depreciation	(19,526,061)

Net unrealized appreciation (depreciation)	$(10,065,358)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	20	15,103,811	(14,700,228)	403,603

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$224	$403,603

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2011, are as follows:

United States	50.2%
United Kingdom	9.5%
Japan	6.4%
Germany	4.3%
Netherlands	3.9%
Switzerland	3.7%
France	3.6%
India	2.1%
Hong Kong	1.9%
Other Countries	14.4%

5

MFS® Research International Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited)

MFS Research International Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.7%
Aerospace - 0.7%
Rolls Royce Holdings PLC	104,937	$962,147

Alcoholic Beverages - 1.5%
Heineken N.V.	44,684	$1,996,904

Apparel Manufacturers - 1.4%
Li & Fung Ltd.	422,000	$692,839

LVMH Moet Hennessy Louis Vuitton S.A.	9,049	1,199,959

		$1,892,798

Automotive - 3.6%
Bayerische Motoren Werke AG	23,068	$1,528,492
DENSO Corp.	41,100	1,317,331
GKN PLC	242,830	656,492
Honda Motor Co. Ltd.	44,700	1,310,603

		$4,812,918

Broadcasting - 1.6%
Nippon Television Network Corp.	7,410	$1,069,725
Publicis Groupe S.A.	26,300	1,101,096

		$2,170,821

Brokerage & Asset Managers - 1.0%
Deutsche Boerse AG (a)	18,674	$937,730
Nomura Holdings, Inc.	132,100	481,361

		$1,419,091

Business Services - 2.4%
Cognizant Technology Solutions
Corp., “A” (a)	11,840	$742,368
Compass Group PLC	62,020	501,523
Mitsubishi Corp.	56,300	1,146,531
Nomura Research, Inc.	34,800	791,032

		$3,181,454

Chemicals - 0.5%
Nufarm Ltd. (a)	162,067	$658,652

Computer Software - 0.8%
Dassault Systems S.A.	14,948	$1,055,472

Computer Software - Systems - 2.0%
Canon, Inc.	38,500	$1,742,974
Konica Minolta Holdings, Inc.	133,000	911,138

		$2,654,112

Conglomerates - 0.5%
Hutchison Whampoa Ltd.	86,000	$636,630

Consumer Products - 1.6%
Kimberly-Clark de Mexico S.A. de C.V., “A”	110,360	$567,379
Reckitt Benckiser Group PLC	31,796	1,607,508

		$2,174,887

Electrical Equipment - 3.1%
Legrand S.A.	13,487	$420,458
Schneider Electric S.A.	27,787	1,496,012

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electrical Equipment - continued
Siemens AG	25,079	$2,265,691

		$4,182,161

Electronics - 1.8%
ASML Holding N.V.	13,598	$472,506
Samsung Electronics Co. Ltd.	960	672,493
Taiwan Semiconductor Manufacturing Co. Ltd.	587,804	1,331,823

		$2,476,822

Energy - Independent - 2.6%
Bankers Petroleum Ltd. (a)	72,154	$240,995
Cairn Energy PLC (a)	95,166	412,438
INPEX Corp.	325	2,002,782
Reliance Industries Ltd.	56,073	913,386

		$3,569,601

Energy - Integrated - 5.2%
BG Group PLC	65,021	$1,238,150
BP PLC	357,236	2,142,668
Royal Dutch Shell PLC, “A”	117,866	3,655,652

		$7,036,470

Engineering - Construction - 2.1%
JGC Corp.	70,000	$1,718,817
Keppel Corp. Ltd.	109,600	641,986
Outotec Oyj	11,857	421,635

		$2,782,438

Food & Beverages - 4.8%
Groupe Danone	39,268	$2,416,601
Nestle S.A.	73,582	4,044,826

		$6,461,427

Food & Drug Stores - 2.2%
Lawson, Inc.	26,800	$1,514,754
Tesco PLC	255,638	1,495,343

		$3,010,097

Gaming & Lodging - 0.8%
Sands China Ltd. (a)	461,600	$1,061,673

Insurance - 4.0%
AIA Group Ltd.	330,000	$934,026
Amlin PLC	42,605	186,736
Hiscox Ltd.	99,993	570,963
ING Groep N.V. (a)	208,908	1,470,297
SNS REAAL Groep N.V. (a)	121,435	301,574
Swiss Re Ltd.	41,016	1,908,968

		$5,372,564

Machinery & Tools - 3.0%
BEML Ltd.	1,552	$14,441
Glory Ltd.	53,300	1,247,175
Joy Global, Inc.	15,660	976,871
Schindler Holding AG	14,314	1,532,628
Sinotruk Hong Kong Ltd.	498,000	279,899

		$4,051,014

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Research International Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - 10.9%
Barclays PLC	355,181	$871,907
BNP Paribas	47,333	1,873,552
Credit Suisse Group AG	46,526	1,207,312
Erste Group Bank AG	29,107	741,907
HSBC Holdings PLC	301,231	2,295,785
Julius Baer Group Ltd.	25,605	853,276
KBC Group N.V.	24,783	570,417
Mitsubishi UFJ Financial Group, Inc.	93,200	418,894
National Australia Bank Ltd.	35,638	757,161
Standard Chartered PLC	86,829	1,733,053
Sumitomo Mitsui Financial Group, Inc.	53,600	1,512,705
Westpac Banking Corp.	92,010	1,768,439

		$14,604,408

Medical & Health Technology & Services - 2.7%
Diagnosticos da America S.A.	77,300	$657,374
Miraca Holdings, Inc.	43,300	1,903,503
Rhoen-Klinikum AG	52,096	1,054,699

		$3,615,576

Medical Equipment - 0.9%
Sonova Holding AG	7,821	$705,753
Synthes, Inc. (n)	3,397	549,261

		$1,255,014

Metals & Mining - 3.6%
Iluka Resources Ltd.	78,646	$919,505
Rio Tinto Ltd.	49,800	2,199,412
Steel Authority of India Ltd.	112,265	240,497
Sumitomo Metal Industries Ltd.	189,000	391,391
Teck Resources Ltd., “B”	36,167	1,067,166

		$4,817,971

Natural Gas - Distribution - 1.0%
Tokyo Gas Co. Ltd.	292,000	$1,360,147

Network & Telecom - 1.1%
Ericsson, Inc., “B”	152,439	$1,460,612

Oil Services - 0.9%
AMEC PLC	41,810	$525,876
Technip	8,380	670,634

		$1,196,510

Other Banks & Diversified Financials - 5.0%
Aeon Credit Service Co. Ltd.	72,300	$1,109,008
Banco Santander Brasil S.A., ADR	93,580	685,006
China Construction Bank	1,267,880	756,554
HDFC Bank Ltd., ADR	27,590	804,249
ICICI Bank Ltd.	68,514	1,204,854
Komercni Banka A.S.	4,338	808,988
Sberbank of Russia	364,950	789,203
United Overseas Bank Ltd.	41,000	527,734

		$6,685,596

Pharmaceuticals - 6.3%
Bayer AG	43,309	$2,380,089
Roche Holding AG	20,640	3,320,598
Sanofi	16,949	1,112,855

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Pharmaceuticals - continued
Santen, Inc.	40,500	$1,692,587

		$8,506,129

Precious Metals & Minerals - 0.7%
Newcrest Mining Ltd.	27,923	$920,879

Railroad & Shipping - 0.7%
East Japan Railway Co.	14,800	$898,649

Real Estate - 0.9%
GSW Immobilien AG (a)	13,859	$393,466
Hang Lung Properties Ltd.	261,000	763,464

		$1,156,930

Specialty Chemicals - 4.0%
Akzo Nobel N.V.	42,944	$1,898,463
Chugoku Marine Paints Ltd.	58,000	422,251
Linde AG	16,020	2,136,629
Nippon Paint Co. Ltd.	63,000	506,678
Symrise AG	19,638	456,290

		$5,420,311

Specialty Stores - 1.5%
Hennes & Mauritz AB, “B”	30,550	$912,563
Industria de Diseno Textil S.A.	13,562	1,161,419

		$2,073,982

Telecommunications - Wireless - 3.4%
KDDI Corp.	211	$1,449,165
Tim Participacoes S.A., ADR	20,004	471,294
Vodafone Group PLC	1,037,384	2,678,884

		$4,599,343

Telephone Services - 3.1%
China Unicom Ltd.	680,000	$1,388,519
Royal KPN N.V.	111,561	1,468,649
Telecom Italia S.p.A.	951,258	924,177
Telecom Italia S.p.A.	340,697	369,947

		$4,151,292

Tobacco - 1.2%
Japan Tobacco, Inc.	334	$1,558,269

Trucking - 1.6%
Yamato Holdings Co. Ltd.	116,400	$2,118,509

Utilities - Electric Power - 3.0%
CEZ AS	24,278	$935,558
Energias de Portugal S.A.	311,267	956,008
Fortum Corp.	49,205	1,155,543
International Power PLC	117,485	556,547
Tractebel Energia S.A.	32,740	454,468

		$4,058,124

Total Common Stocks		$134,078,404

MONEY MARKET FUNDS (v) - 0.5%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	741,788	$741,788

2

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Research International Portfolio

Total Investments	$134,820,192

OTHER ASSETS, LESS LIABILITIES - (0.2)%	(318,848)

NET ASSETS - 100.0%	$134,501,344

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $549,261, representing 0.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Research International Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$30,595,979	$—	$30,595,979
United Kingdom	—	24,291,084	—	24,291,084
Switzerland	1,532,627	12,589,995	—	14,122,622
France	—	11,346,639	—	11,346,639
Germany	—	11,153,086	—	11,153,086
Netherlands	—	7,608,393	—	7,608,393
Australia	920,879	4,103,757	—	5,024,636
Hong Kong	—	4,088,632	—	4,088,632
India	804,249	2,373,178	—	3,177,427
Other Countries	7,607,468	15,062,438	—	22,669,906
Mutual Funds	741,788	—	—	741,788

Total Investments	$11,607,011	$123,213,181	$—	$134,820,192

For further information regarding security characteristics, see the Portfolio of Investments.

4

MFS Research International Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(1) Investment Valuations - continued

Of the level 2 investments presented above, equity investments amounting to $97,885,876 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$159,991,477

Gross unrealized appreciation	$4,018,257
Gross unrealized depreciation	(29,189,542)

Net unrealized appreciation (depreciation)	$(25,171,285)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	101	32,817,358	(32,075,671)	741,788

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$800	$741,788

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2011, are as follows:

Japan	22.7%
United Kingdom	18.1%
Switzerland	10.5%
France	8.4%
Germany	8.3%
Netherlands	5.7%
Australia	3.7%
Hong Kong	3.0%
India	2.4%
Other Countries	17.2%

5

MFS® Strategic Income Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited)

MFS Strategic Income Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS - 92.5%
Aerospace - 0.7%
BE Aerospace, Inc., 8.5%, 2018	$45,000	$48,131
Bombardier, Inc., 7.5%, 2018 (n)	85,000	89,675
Bombardier, Inc., 7.75%, 2020 (n)	25,000	26,625
CPI International, Inc., 8%, 2018	55,000	49,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	65,000	27,625
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)	95,000	88,113

		$329,669

Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.677%, 2013	$151,785	$145,714

Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016	$30,000	$31,725
Hanesbrands, Inc., 6.375%, 2020	30,000	29,100
Phillips-Van Heusen Corp., 7.375%, 2020	55,000	57,338

		$118,163

Asset-Backed & Securitized - 3.5%
Anthracite Ltd., CDO, 6%, 2037 (z)	$200,000	$90,000
ARCap REIT, Inc., CDO, “H”, FRN, 6.032%, 2045 (a)(d)(z)	54,689	5
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.837%, 2040 (z)	177,038	100,244
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	156,183	154,231
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	73,507	75,577
Crest Ltd., “A1” CDO, FRN, 0.842%, 2018 (z)	128,150	108,928
Crest Ltd., CDO, 7%, 2040 (a)	294,466	14,723
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	66,271	66,198
Falcon Franchise Loan LLC, FRN, 4.616%, 2023 (i)(z)	201,991	11,615
Falcon Franchise Loan LLC, FRN, 4.783%, 2025 (i)(z)	279,317	20,418
First Union-Lehman Brothers Bank of America, FRN, 0.591%, 2035 (i)	1,925,220	31,818
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	72,190	73,981
GMAC LLC, FRN, 6.02%, 2033 (z)	156,751	159,783
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	150,000	155,499
Morgan Stanley Capital I, Inc., FRN, 1.383%, 2039 (i)(z)	1,428,060	29,989
Prudential Securities Secured Financing Corp., FRN, 7.318%, 2013 (z)	411,000	395,511

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
Salomon Brothers Mortgage Securities, Inc., FRN, 7.283%, 2032 (z)	$210,129	$217,443

		$1,705,963

Automotive - 1.8%
Accuride Corp., 9.5%, 2018	$80,000	$73,600
Allison Transmission, Inc., 7.125%, 2019 (n)	75,000	67,875
Ford Motor Co., 7.45%, 2031	25,000	28,222
Ford Motor Credit Co. LLC, 12%, 2015	230,000	276,000
General Motors Financial Co., Inc., 6.75%, 2018 (n)	70,000	68,600
Harley-Davidson Financial Services, 3.875%, 2016 (n)	190,000	195,525
RCI Banque S.A., 4.6%, 2016 (n)	140,000	137,492

		$847,314

Banks & Diversified Financials (Covered Bonds) - 0.5%
Bank of Nova Scotia, 1.45%, 2013 (n)	$240,000	$242,388

Basic Industry - 0.1%
Trimas Corp., 9.75%, 2017	$55,000	$57,475

Broadcasting - 2.2%
Allbritton Communications Co., 8%, 2018	$45,000	$42,300
AMC Networks, Inc., 7.75%, 2021 (n)	34,000	34,850
CBS Corp., 5.75%, 2020	40,000	44,020
Clear Channel Communications, Inc., 9%, 2021	49,000	36,383
EH Holding Corp., 7.625%, 2021 (n)	30,000	28,875
Gray Television, Inc., 10.5%, 2015	15,000	13,575
Intelsat Bermuda Ltd., 11.25%, 2017	85,000	73,738
Intelsat Jackson Holdings Ltd., 9.5%, 2016	165,000	167,269
LBI Media, Inc., 8.5%, 2017 (z)	55,000	34,650
Liberty Media Corp., 8.5%, 2029	45,000	42,975
Local TV Finance LLC, 9.25%, 2015 (p)(z)	76,186	70,091
NBCUniversal Media LLC, 5.95%, 2041	161,000	179,110
Newport Television LLC, 13%, 2017 (n)(p)	24,956	23,268
Nexstar Broadcasting Group, Inc., 8.875%, 2017	20,000	19,750
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	25,000	26,250
Sinclair Broadcast Group, Inc., 8.375%, 2018	5,000	4,925
SIRIUS XM Radio, Inc., 13%, 2013 (n)	30,000	33,600
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	30,000	32,475

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Broadcasting - continued
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	$75,000	$75,750
Univision Communications, Inc., 6.875%, 2019 (n)	70,000	62,300
Univision Communications, Inc., 7.875%, 2020 (n)	20,000	18,750
Univision Communications, Inc., 8.5%, 2021 (n)	25,000	19,500

		$1,084,404

Brokerage & Asset Managers - 0.8%
E*TRADE Financial Corp., 7.875%, 2015	$40,000	$38,800
E*TRADE Financial Corp., 12.5%, 2017	25,000	28,188
TD AMERITRADE Holding Corp., 5.6%, 2019	310,000	334,624

		$401,612

Building - 0.7%
Associated Materials LLC, 9.125%, 2017	$15,000	$12,150
Building Materials Holding Corp., 6.875%, 2018 (n)	20,000	19,400
Building Materials Holding Corp., 7%, 2020 (n)	20,000	19,950
Building Materials Holding Corp., 6.75%, 2021 (n)	20,000	19,000
CRH PLC, 8.125%, 2018	120,000	140,358
Nortek, Inc., 10%, 2018 (n)	10,000	9,250
Nortek, Inc., 8.5%, 2021 (n)	80,000	64,400
Owens Corning, 9%, 2019	40,000	47,227
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)	5,000	4,713

		$336,448

Business Services - 0.4%
Ceridian Corp., 12.25%, 2015 (p)	$25,000	$20,125
iGate Corp., 9%, 2016 (n)	35,000	32,550
Interactive Data Corp., 10.25%, 2018	50,000	53,750
Iron Mountain, Inc., 8.375%, 2021	35,000	35,700
SunGard Data Systems, Inc., 10.25%, 2015	36,000	36,360
SunGard Data Systems, Inc., 7.375%, 2018	20,000	18,600

		$197,085

Cable TV - 2.7%
Bresnan Broadband Holdings
LLC, 8%, 2018 (n)	$10,000	$10,075
Cablevision Systems Corp., 8.625%, 2017	35,000	36,444
Cablevision Systems Corp., 8%, 2020	20,000	20,350
CCH II LLC, 13.5%, 2016	55,000	62,700
CCO Holdings LLC, 7.875%, 2018	85,000	86,488
CCO Holdings LLC, 8.125%, 2020	55,000	57,200
Cequel Communications Holdings, 8.625%, 2017 (n)	25,000	24,750

Issuer	Shares/Par		Value ($)
BONDS - continued
Cable TV - continued
CSC Holdings LLC, 8.5%, 2014		$35,000	$37,756
DIRECTV Holdings LLC, 5.875%, 2019		70,000	78,757
Insight Communications Co., Inc., 9.375%, 2018 (n)		40,000	44,800
Mediacom LLC, 9.125%, 2019		45,000	44,775
Myriad International Holdings B.V., 6.375%, 2017 (n)		128,000	132,800
TCI Communications, Inc., 9.8%, 2012		245,000	251,611
Time Warner Cable, Inc., 8.25%, 2019		190,000	237,923
Videotron LTEE, 6.875%, 2014		21,000	21,000
Virgin Media Finance PLC, 8.375%, 2019		100,000	106,250
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	50,000	64,475

			$1,318,154

Chemicals - 2.1%
Celanese U.S. Holdings LLC, 6.625%, 2018		$85,000	$87,869
Dow Chemical Co., 8.55%, 2019		260,000	333,050
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		70,000	57,750
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		10,000	7,325
Huntsman International LLC, 8.625%, 2021		80,000	76,600
Lyondell Chemical Co., 11%, 2018		143,356	154,824
Momentive Performance Materials, Inc., 12.5%, 2014		65,000	66,300
Momentive Performance Materials, Inc., 11.5%, 2016		49,000	41,160
Nalco Co., 8.25%, 2017		15,000	16,350
Polypore International, Inc., 7.5%, 2017		50,000	50,250
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		100,000	104,664

			$996,142

Computer Software - 0.4%
Lawson Software, Inc., 11.5%, 2018 (n)		$55,000	$48,950
Oracle Corp., 5.375%, 2040 (n)		103,000	119,480

			$168,430

Computer Software - Systems - 0.3%
CDW LLC, 8.5%, 2019 (n)		$65,000	$57,200
CDW LLC/CDW Finance Corp., 12.535%, 2017		15,000	14,325
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		45,000	46,575
Eagle Parent, Inc., 8.625%, 2019 (n)		25,000	22,625

			$140,725

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Conglomerates - 0.5%
Amsted Industries, Inc., 8.125%, 2018 (n)	$75,000	$77,625
Dynacast International LLC, 9.25%, 2019 (z)	35,000	31,675
Griffon Corp., 7.125%, 2018	50,000	44,125
Pinafore LLC, 9%, 2018 (n)	76,000	77,900

		$231,325

Consumer Products - 0.5%
Easton-Bell Sports, Inc., 9.75%, 2016	$45,000	$47,025
Elizabeth Arden, Inc., 7.375%, 2021	40,000	40,000
Libbey Glass, Inc., 10%, 2015	41,000	42,948
Visant Corp., 10%, 2017	40,000	37,000
Whirlpool Corp., 8%, 2012	91,000	94,499

		$261,472

Consumer Services - 0.9%
Realogy Corp., 11.5%, 2017	$60,000	$39,900
Service Corp. International, 7%, 2017	135,000	139,725
Service Corp. International, 7%, 2019	10,000	10,100
Western Union Co., 5.4%, 2011	230,000	231,283

		$421,008

Containers - 0.4%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$35,000	$35,306
Greif, Inc., 6.75%, 2017	125,000	125,625
Packaging Dynamics Corp., 8.75%, 2016 (z)	20,000	19,600
Sealed Air Corp., 8.125%, 2019 (z)	5,000	5,050
Sealed Air Corp., 8.375%, 2021 (z)	5,000	5,050

		$190,631

Defense Electronics - 0.8%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$212,000	$232,134
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	60,000	71,060
ManTech International Corp., 7.25%, 2018	60,000	59,400

		$362,594

Electrical Equipment - 0.0%
Avaya, Inc., 9.75%, 2015	$20,000	$14,600

Electronics - 0.3%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$50,000	$51,375
Freescale Semiconductor, Inc., 8.05%, 2020	45,000	40,725
Sensata Technologies B.V., 6.5%, 2019 (n)	75,000	71,250

		$163,350

Issuer	Shares/Par	Value ($)
BONDS - continued
Emerging Market Quasi-Sovereign - 2.3%
Banco do Brasil S.A., 5.875%, 2022 (n)	$277,000	$263,843
IIRSA Norte Finance Ltd., 8.75%, 2024	127,077	145,503
Petrobras International Finance Co., 7.875%, 2019	117,000	135,720
Petrobras International Finance Co., 6.75%, 2041	73,000	75,555
Petroleos Mexicanos, 5.5%, 2021	116,000	121,800
Petroleos Mexicanos, 0%, 2041	10,000	10,350
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	193,950	209,233
VEB Finance Ltd., 6.902%, 2020 (n)	132,000	129,360

		$1,091,364

Emerging Market Sovereign - 0.6%
Republic of Argentina, FRN, 0.439%, 2012	$37,863	$35,411
Republic of Philippines, 6.375%, 2034	100,000	114,500
Republic of South Africa, 5.5%, 2020	113,000	123,594
United Mexican States, 5.95%, 2019	6,000	6,810

		$280,315

Energy - Independent - 3.2%
Anadarko Petroleum Corp., 5.95%, 2016	$160,000	$175,008
ATP Oil & Gas Corp., 11.875%, 2015	30,000	20,888
Bill Barrett Corp., 9.875%, 2016	45,000	49,050
Bill Barrett Corp., 7.625%, 2019	10,000	9,825
Carrizo Oil & Gas, Inc., 8.625%, 2018	25,000	24,500
Chaparral Energy, Inc., 8.875%, 2017	80,000	77,600
Chesapeake Energy Corp., 6.875%, 2020	25,000	26,125
Concho Resources, Inc., 8.625%, 2017	35,000	37,100
Concho Resources, Inc., 6.5%, 2022	60,000	59,100
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	25,000	19,250
Continental Resources, Inc., 8.25%, 2019	45,000	48,150
Denbury Resources, Inc., 8.25%, 2020	65,000	68,250
Energy XXI Gulf Coast, Inc., 9.25%, 2017	80,000	78,000
EXCO Resources, Inc., 7.5%, 2018	65,000	57,200
Harvest Operations Corp., 6.875%, 2017 (n)	80,000	80,000
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (z)	20,000	20,350
LINN Energy LLC, 6.5%, 2019 (n)	15,000	13,800
LINN Energy LLC, 8.625%, 2020	20,000	20,600
LINN Energy LLC, 7.75%, 2021	37,000	37,000

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Independent - continued
Newfield Exploration Co., 6.625%, 2014	$60,000	$60,300
Newfield Exploration Co., 6.625%, 2016	25,000	25,250
Newfield Exploration Co., 6.875%, 2020	35,000	36,050
OPTI Canada, Inc., 8.25%, 2014 (a)(d)	95,000	59,850
Pioneer Natural Resources Co., 6.875%, 2018	15,000	16,101
Pioneer Natural Resources Co., 7.5%, 2020	95,000	106,634
QEP Resources, Inc., 6.875%, 2021	95,000	99,275
Quicksilver Resources, Inc., 9.125%, 2019	45,000	44,100
Range Resources Corp., 8%, 2019	35,000	38,325
SandRidge Energy, Inc., 8%, 2018 (n)	95,000	89,300
Talisman Energy, Inc., 7.75%, 2019	20,000	24,564
Whiting Petroleum Corp., 6.5%, 2018	30,000	30,150

		$1,551,695

Energy - Integrated - 1.3%
BP Capital Markets PLC, 4.5%, 2020	$46,000	$49,824
BP Capital Markets PLC, 4.742%, 2021	130,000	142,677
Cenovus Energy, Inc., 4.5%, 2014	60,000	64,682
Hess Corp., 8.125%, 2019	60,000	77,335
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	100,000	107,250
Petro-Canada Financial Partnership, 5%, 2014	170,000	184,405

		$626,173

Engineering - Construction - 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$40,000	$36,000

Entertainment - 0.4%
AMC Entertainment, Inc., 8.75%, 2019	$90,000	$88,425
AMC Entertainment, Inc., 9.75%, 2020	35,000	31,675
Cinemark USA, Inc., 8.625%, 2019	75,000	77,250

		$197,350

Financial Institutions - 2.3%
CIT Group, Inc., 5.25%, 2014 (n)	$70,000	$67,725
CIT Group, Inc., 7%, 2017	215,000	208,550
CIT Group, Inc., 6.625%, 2018 (n)	53,000	52,735
General Electric Capital Corp., 6%, 2019	50,000	56,282
General Electric Capital Corp., 5.5%, 2020	110,000	119,981
GMAC, Inc., 8%, 2031	10,000	8,775

Issuer	Shares/Par	Value ($)
BONDS - continued
Financial Institutions - continued
International Lease Finance Corp., 8.75%, 2017	$70,000	$70,350
International Lease Finance Corp., 7.125%, 2018 (n)	69,000	69,259
International Lease Finance Corp., 8.25%, 2020	10,000	9,800
Nationstar Mortgage LLC, 10.875%, 2015	85,000	85,000
ORIX Corp., 5.48%, 2011	200,000	200,919
SLM Corp., 8.45%, 2018	25,000	26,004
SLM Corp., 8%, 2020	115,000	113,528

		$1,088,908

Food & Beverages - 1.9%
Anheuser-Busch InBev S.A., 7.75%, 2019	$220,000	$285,712
ARAMARK Corp., 8.5%, 2015	50,000	50,625
B&G Foods, Inc., 7.625%, 2018	80,000	82,600
Kraft Foods, Inc., 6.125%, 2018	170,000	200,403
Pinnacle Foods Finance LLC, 9.25%, 2015	65,000	64,513
Pinnacle Foods Finance LLC, 10.625%, 2017	20,000	20,050
Pinnacle Foods Finance LLC, 8.25%, 2017	15,000	14,625
TreeHouse Foods, Inc., 7.75%, 2018	45,000	46,575
Tyson Foods, Inc., 6.85%, 2016	120,000	130,500

		$895,603

Food & Drug Stores - 0.4%
CVS Caremark Corp., 5.75%, 2041	$180,000	$201,636

Forest & Paper Products - 0.8%
Boise, Inc., 8%, 2020	$45,000	$45,619
Cascades, Inc., 7.75%, 2017	35,000	33,250
Georgia-Pacific Corp., 8%, 2024	40,000	46,959
Georgia-Pacific Corp., 7.25%, 2028	15,000	16,703
Graphic Packaging Holding Co., 7.875%, 2018	30,000	30,750
Inversiones CMPC S.A., 4.75%, 2018 (n)	136,000	137,479
Votorantim Participacoes S.A., 6.75%, 2021 (n)	100,000	98,500

		$409,260

Gaming & Lodging - 2.0%
American Casinos, Inc., 7.5%, 2021 (n)	$25,000	$24,188
Boyd Gaming Corp., 7.125%, 2016	50,000	36,750
Firekeepers Development Authority, 13.875%, 2015 (n)	65,000	73,450
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)	95,000	119
GWR Operating Partnership LLP, 10.875%, 2017	25,000	25,750

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
Gaming & Lodging - continued
Harrah’s Operating Co., Inc., 11.25%, 2017		$55,000	$55,481
Harrah’s Operating Co., Inc., 10%, 2018		4,000	2,240
Harrah’s Operating Co., Inc., 10%, 2018		32,000	19,040
Host Hotels & Resorts, Inc., 6.75%, 2016		45,000	45,000
Marriott International, Inc., 5.625%, 2013		120,000	124,731
MGM Mirage, 10.375%, 2014		5,000	5,456
MGM Mirage, 7.5%, 2016		10,000	8,675
MGM Resorts International, 11.375%, 2018		55,000	55,000
MGM Resorts International, 9%, 2020		45,000	46,744
Penn National Gaming, Inc., 8.75%, 2019		75,000	79,500
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		35,000	34,650
Station Casinos, Inc., 6.5%, 2014 (a)(d)		150,000	15
Station Casinos, Inc., 6.875%, 2016 (a)(d)		140,000	14
Wyndham Worldwide Corp., 6%, 2016		90,000	94,130
Wyndham Worldwide Corp., 5.75%, 2018		140,000	142,973
Wyndham Worldwide Corp., 7.375%, 2020		50,000	55,429
Wynn Las Vegas LLC, 7.75%, 2020		50,000	52,500

			$981,835

Industrial - 0.2%
Altra Holdings, Inc., 8.125%, 2016		$35,000	$35,700
Mueller Water Products, Inc., 7.375%, 2017		14,000	10,920
Mueller Water Products, Inc., 8.75%, 2020		42,000	41,370

			$87,990

Insurance - 2.8%
Aflac, Inc., 6.45%, 2040		$120,000	$119,210
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	248,000	295,710
ING Groep N.V., 5.775% to 2015, FRN to 2049		$290,000	212,425
Metropolitan Life Global Funding, 2.875%, 2012 (n)		160,000	162,536
Metropolitan Life Global Funding, 5.125%, 2014 (n)		80,000	86,405
Principal Financial Group, Inc., 8.875%, 2019		130,000	165,549
Prudential Financial, Inc., 6.2%, 2015		130,000	142,690
Unum Group, 7.125%, 2016		160,000	184,365

			$1,368,890

Insurance - Property & Casualty - 2.5%
Aon Corp., 3.5%, 2015		$140,000	$144,484

Issuer	Shares/Par		Value ($)
BONDS - continued
Insurance - Property & Casualty - continued
AXIS Capital Holdings Ltd., 5.75%, 2014		$205,000	$218,543
AXIS Capital Holdings Ltd., 5.875%, 2020		50,000	51,280
CNA Financial Corp., 5.875%, 2020		160,000	164,400
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		70,000	83,300
PartnerRe Ltd., 5.5%, 2020		107,000	111,263
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		200,000	180,782
Travelers Cos., Inc., 3.9%, 2020		220,000	225,614
USI Holdings Corp., 9.75%, 2015 (z)		40,000	36,000

			$1,215,666

International Market Quasi-Sovereign - 2.6%
Bank of Ireland, 2.75%, 2012 (n)		$130,000	$124,829
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		230,000	268,841
ING Bank N.V., 3.9%, 2014 (n)		190,000	203,495
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		400,000	342,113
Swedbank AB, 2.8%, 2012 (n)		100,000	100,820
Vestjysk Bank A/S, FRN, 0.9%, 2013 (n)		130,000	130,747
Westpac Banking Corp., 3.45%, 2014 (n)		100,000	107,356

			$1,278,201

International Market Sovereign - 12.1%
Federal Republic of Germany, 3.75%, 2015	EUR	258,000	$378,562
Federal Republic of Germany, 4.25%, 2018	EUR	105,000	166,026
Federal Republic of Germany, 6.25%, 2030	EUR	129,000	264,793
Government of Canada, 4.5%, 2015	CAD	86,000	91,818
Government of Canada, 4.25%, 2018	CAD	45,000	49,836
Government of Canada, 5.75%, 2033	CAD	17,000	24,019
Government of Japan, 1.3%, 2014	JPY	41,700,000	558,746
Government of Japan, 1.7%, 2017	JPY	59,450,000	823,307
Government of Japan, 2.2%, 2027	JPY	19,100,000	270,310
Government of Japan, 2.4%, 2037	JPY	20,100,000	288,441
Kingdom of Belgium, 5.5%, 2017	EUR	113,000	169,840
Kingdom of Spain, 4.6%, 2019	EUR	162,000	215,043
Kingdom of the Netherlands, 3.75%, 2014	EUR	286,000	412,404
Kingdom of the Netherlands, 5.5%, 2028	EUR	36,000	65,906
Republic of Austria, 4.65%, 2018	EUR	139,000	212,483
Republic of France, 6%, 2025	EUR	111,000	199,081
Republic of France, 4.75%, 2035	EUR	149,000	243,580
Republic of Italy, 4.75%, 2013	EUR	284,000	383,183
Republic of Italy, 5.25%, 2017	EUR	379,000	509,994
United Kingdom Treasury, 8%, 2015	GBP	136,000	271,611

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par		Value ($)
BONDS - continued
International Market Sovereign - continued
United Kingdom Treasury, 8%, 2021	GBP	51,000	$119,311
United Kingdom Treasury, 4.25%, 2036	GBP	72,000	127,176

			$5,845,470

Local Authorities - 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$160,000	$163,214
Province of Ontario, 5.45%, 2016		145,000	170,290

			$333,504

Machinery & Tools - 1.0%
Atlas Copco AB, 5.6%, 2017 (n)		$214,000	$245,029
Case Corp., 7.25%, 2016		25,000	25,875
Case New Holland, Inc., 7.875%, 2017		130,000	138,450
Rental Service Corp., 9.5%, 2014		10,000	9,950
RSC Equipment Rental, Inc., 8.25%, 2021		50,000	43,250

			$462,554

Major Banks - 4.9%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$460,000	$253,000
Bank of America Corp., 7.375%, 2014		65,000	67,017
Barclays Bank PLC, 5.125%, 2020		130,000	127,395
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		108,000	74,520
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		100,000	76,500
Commonwealth Bank of Australia, 5%, 2019 (n)		140,000	145,359
Credit Suisse New York, 5.5%, 2014		130,000	137,429
Goldman Sachs Group, Inc., 6%, 2014		90,000	95,286
Intesa Sanpaolo S.p.A., FRN, 2.708%, 2014 (n)		100,000	90,050
JPMorgan Chase & Co., 4.625%, 2021		140,000	143,121
JPMorgan Chase Capital XXII, 6.45%, 2087		110,000	109,580
JPMorgan Chase Capital XXVII, 7%, 2039		30,000	30,108
Macquarie Group Ltd., 6%, 2020 (n)		171,000	162,139
Merrill Lynch & Co., Inc., 6.4%, 2017		90,000	87,259
Morgan Stanley, 6%, 2014		100,000	101,269
Morgan Stanley, 7.3%, 2019		100,000	103,053
Morgan Stanley, 5.625%, 2019		100,000	93,807
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		80,000	52,000
Standard Chartered PLC, 3.85%, 2015 (n)		150,000	153,659

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - continued
UFJ Finance Aruba AEC, 6.75%, 2013	$159,000	$170,861
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	78,000	80,340

		$2,353,752

Medical & Health Technology & Services - 3.1%
Biomet, Inc., 10%, 2017	$5,000	$5,150
Biomet, Inc., 10.375%, 2017 (p)	25,000	25,625
Biomet, Inc., 11.625%, 2017	65,000	67,438
Cardinal Health, Inc., 5.8%, 2016	201,000	231,559
CDRT Merger Sub, Inc., 8.125%, 2019 (n)	15,000	13,875
Davita, Inc., 6.375%, 2018	65,000	62,400
Davita, Inc., 6.625%, 2020	20,000	19,200
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	35,000	38,675
HCA, Inc., 8.5%, 2019	145,000	153,700
HCA, Inc., 7.5%, 2022	40,000	36,900
HealthSouth Corp., 8.125%, 2020	105,000	98,438
Hospira, Inc., 6.05%, 2017	100,000	115,333
McKesson Corp., 5.7%, 2017	90,000	105,578
Owens & Minor, Inc., 6.35%, 2016	170,000	182,830
Tenet Healthcare Corp., 9.25%, 2015	15,000	15,000
United Surgical Partners International, Inc., 8.875%, 2017	15,000	15,000
United Surgical Partners International, Inc., 9.25%, 2017 (p)	25,000	25,000
Universal Health Services, Inc., 7%, 2018	35,000	34,169
Universal Hospital Services, Inc., 8.5%, 2015 (p)	85,000	82,769
Universal Hospital Services, Inc., FRN, 3.777%, 2015	20,000	17,200
Vanguard Health Systems, Inc., 8%, 2018	85,000	77,988
VWR Funding, Inc., 10.25%, 2015 (p)	69,500	68,805

		$1,492,632

Metals & Mining - 1.8%
AK Steel Corp., 7.625%, 2020	$35,000	$30,669
ArcelorMittal, 5.5%, 2021	310,000	277,776
Arch Coal, Inc., 7%, 2019 (n)	55,000	52,250
Arch Western Finance LLC, 6.75%, 2013	26,000	25,935
Cloud Peak Energy, Inc., 8.25%, 2017	65,000	67,438
Cloud Peak Energy, Inc., 8.5%, 2019	70,000	72,800
Consol Energy, Inc., 8%, 2017	35,000	36,575
Consol Energy, Inc., 8.25%, 2020	20,000	21,050
Novelis, Inc., 8.375%, 2017	25,000	24,750
Novelis, Inc., 8.75%, 2020	10,000	9,800
Southern Copper Corp., 6.75%, 2040	104,000	102,180
Vale Overseas Ltd., 4.625%, 2020	100,000	97,000
Vale Overseas Ltd., 6.875%, 2039	51,000	54,825

		$873,048

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage-Backed - 0.6%
Fannie Mae, 6.5%, 2032	$105,087	$118,250
Freddie Mac, 4.224%, 2020	146,497	161,850

		$280,100

Natural Gas - Pipeline - 2.3%
Crosstex Energy, Inc., 8.875%, 2018	$75,000	$76,875
El Paso Corp., 7%, 2017	75,000	84,013
El Paso Corp., 7.75%, 2032	55,000	63,704
Enbridge Energy Partners LP, 4.2%, 2021	200,000	197,785
Energy Transfer Equity LP, 7.5%, 2020	65,000	66,788
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	33,000	34,196
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	20,000	20,275
Kinder Morgan Energy Partners LP, 5.85%, 2012	143,000	148,809
Kinder Morgan Energy Partners LP, 6.375%, 2041	190,000	201,687
Spectra Energy Capital LLC, 8%, 2019	164,000	206,077

		$1,100,209

Network & Telecom - 2.6%
AT&T, Inc., 5.5%, 2018	$150,000	$173,142
AT&T, Inc., 3.875%, 2021	70,000	72,006
CenturyLink, Inc., 7.6%, 2039	17,000	15,292
Cincinnati Bell, Inc., 8.25%, 2017	15,000	14,550
Cincinnati Bell, Inc., 8.75%, 2018	75,000	66,563
Citizens Communications Co., 9%, 2031	30,000	25,575
France Telecom, 4.375%, 2014	120,000	128,048
Frontier Communications Corp., 8.125%, 2018	90,000	88,200
Frontier Communications Corp., 8.5%, 2020	20,000	19,400
Qwest Communications International, Inc., 7.125%, 2018 (n)	50,000	49,000
Qwest Corp., 7.5%, 2014	140,000	151,200
Telefonica S.A., 5.877%, 2019	150,000	147,228
Verizon Communications, Inc., 8.75%, 2018	140,000	187,478
Windstream Corp., 8.125%, 2018	10,000	10,075
Windstream Corp., 7.75%, 2020	95,000	92,625
Windstream Corp., 7.75%, 2021	15,000	14,475

		$1,254,857

Oil Services - 0.2%
McJunkin Red Man Holding Corp., 9.5%, 2016	$30,000	$27,450
Pioneer Drilling Co., 9.875%, 2018	65,000	67,925
Unit Corp., 6.625%, 2021	5,000	4,975

		$100,350

Other Banks & Diversified Financials - 2.7%
Banco Santander U.S. Debt
S.A.U., 2.991%, 2013 (n)	$100,000	$96,112

Issuer	Shares/Par	Value ($)
BONDS - continued
Other Banks & Diversified Financials - continued
Bosphorus Financial Services
Ltd., FRN, 2.086%, 2012 (z)	$25,000	$24,933
Citigroup, Inc., 6.375%, 2014	120,000	127,046
Citigroup, Inc., 6.01%, 2015	100,000	106,278
Citigroup, Inc., 8.5%, 2019	88,000	106,288
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	157,000	152,337
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	200,000	190,171
Santander Holdings USA, Inc., 4.625%, 2016	20,000	19,268
Santander UK PLC, 8.963% to 2030, FRN to 2049	103,000	99,910
Svenska Handelsbanken AB, 4.875%, 2014 (n)	180,000	190,205
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	270,000	200,475

		$1,313,023

Pharmaceuticals - 1.0%
Celgene Corp., 3.95%, 2020	$160,000	$162,087
Roche Holdings, Inc., 6%, 2019 (n)	200,000	244,357
Teva Pharmaceutical Finance LLC, 5.55%, 2016	87,000	99,538

		$505,982

Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 2021	$130,000	$145,721
WCA Waste Corp., 7.5%, 2019 (n)	45,000	42,750

		$188,471

Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)	$6,759	$5,745
Nielsen Finance LLC, 11.5%, 2016	26,000	29,510
Nielsen Finance LLC, 7.75%, 2018	45,000	45,900

		$81,155

Railroad & Shipping - 0.3%
Kansas City Southern de Mexico
S.A. de C.V., 6.125%, 2021	$20,000	$19,800
Kansas City Southern Railway, 8%, 2015	55,000	58,506
Panama Canal Railway Co., 7%, 2026 (n)	92,600	84,266

		$162,572

Real Estate - 1.4%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	$25,000	$21,500
Entertainment Properties Trust, REIT, 7.75%, 2020	45,000	48,150
HCP, Inc., REIT, 5.375%, 2021	141,000	141,471
Kennedy Wilson, Inc., 8.75%, 2019 (n)	25,000	23,313

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Real Estate - continued
Kimco Realty Corp., REIT, 6.875%, 2019	$36,000	$41,093
MPT Operating Partnership, 6.875%, 2021 (n)	30,000	28,500
Simon Property Group, Inc., REIT, 6.1%, 2016	230,000	260,792
WEA Finance LLC, REIT, 6.75%, 2019 (n)	110,000	122,228

		$687,047

Retailers - 2.5%
Academy Ltd., 9.25%, 2019 (z)	$15,000	$13,950
AutoZone, Inc., 6.5%, 2014	230,000	256,178
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	45,000	38,250
J. Crew Group, Inc., 8.125%, 2019	35,000	29,313
Limited Brands, Inc., 5.25%, 2014	59,000	61,360
Limited Brands, Inc., 6.9%, 2017	40,000	41,900
Limited Brands, Inc., 7%, 2020	15,000	15,750
Limited Brands, Inc., 6.95%, 2033	20,000	18,200
Macy’s, Inc., 8.125%, 2015	200,000	232,851
Neiman Marcus Group, Inc., 10.375%, 2015	55,000	55,550
QVC, Inc., 7.375%, 2020 (n)	35,000	37,275
Rite Aid Corp., 9.375%, 2015	20,000	17,200
Sally Beauty Holdings, Inc., 10.5%, 2016	110,000	113,575
Staples, Inc., 9.75%, 2014	140,000	162,267
Toys “R” Us Property Co. II LLC, 8.5%, 2017	30,000	29,250
Toys “R” Us, Inc., 10.75%, 2017	50,000	52,875
Yankee Aquisition Corp., 8.5%, 2015	10,000	9,600
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	25,000	21,250

		$1,206,594

Specialty Stores - 0.1%
Michaels Stores, Inc., 11.375%, 2016	$35,000	$35,438
Michaels Stores, Inc., 7.75%, 2018	35,000	32,725

		$68,163

Supermarkets - 0.3%
Delhaize Group, 5.875%, 2014	$150,000	$163,449

Supranational - 0.6%
Central American Bank, 4.875%, 2012 (n)	$305,000	$307,149

Telecommunications - Wireless - 2.3%
American Tower Corp., 4.625%, 2015	$80,000	$84,826
Clearwire Corp., 12%, 2015 (n)	105,000	88,988
Cricket Communications, Inc., 7.75%, 2020	65,000	56,550
Crown Castle International Corp., 9%, 2015	35,000	37,100

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - continued
Crown Castle International Corp., 7.125%, 2019	$130,000	$133,900
Crown Castle Towers LLC, 6.113%, 2020 (n)	157,000	176,468
MetroPCS Wireless, Inc., 7.875%, 2018	45,000	43,650
MetroPCS Wireless, Inc., 6.625%, 2020	10,000	8,800
NII Holdings, Inc., 10%, 2016	50,000	54,750
NII Holdings, Inc., 8.875%, 2019	30,000	31,275
NII Holdings, Inc., 7.625%, 2021	15,000	14,888
Rogers Cable, Inc., 5.5%, 2014	164,000	179,197
Sprint Capital Corp., 6.875%, 2028	40,000	29,900
Sprint Nextel Corp., 8.375%, 2017	55,000	51,150
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	115,000	97,750

		$1,089,192

Telephone Services - 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$15,000	$15,450
Level 3 Financing, Inc., 9.375%, 2019 (n)	15,000	13,950
Syniverse Holdings, Inc., 9.125%, 2019	45,000	44,100

		$73,500

Tobacco - 1.5%
Altria Group, Inc., 9.25%, 2019	$210,000	$275,269
Lorillard Tobacco Co., 8.125%, 2019	63,000	73,805
Lorillard Tobacco Co., 6.875%, 2020	70,000	77,625
Reynolds American, Inc., 6.75%, 2017	240,000	276,620

		$703,319

Transportation - 0.0%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$20,000	$17,450

Transportation - Services - 1.2%
ACL I Corp., 10.625%, 2016 (n)(p)	$42,275	$32,307
AE Escrow Corp., 9.75%, 2020 (z)	15,000	14,400
American Petroleum Tankers LLC, 10.25%, 2015	23,000	22,713
Commercial Barge Line Co., 12.5%, 2017	100,000	106,250
Erac USA Finance Co., 6.375%, 2017 (n)	180,000	208,665
Hertz Corp., 7.5%, 2018	35,000	33,425
Hertz Corp., 7.375%, 2021	30,000	27,413
Navios Maritime Acquisition Corp., 8.625%, 2017	45,000	37,463
Navios Maritime Holdings, Inc., 8.875%, 2017	25,000	24,375
Swift Services Holdings, Inc., 10%, 2018	60,000	53,400

		$560,411

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Strategic Income Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Government Agencies and Equivalents - 1.4%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$50,000	$52,399
Small Business Administration, 4.34%, 2024	188,732	202,983
Small Business Administration, 4.77%, 2024	163,122	177,112
Small Business Administration, 4.625%, 2025	115,005	124,805
Small Business Administration, 5.11%, 2025	106,609	117,197

		$674,496

Utilities - Electric Power - 3.6%
AES Corp., 8%, 2017	$85,000	$85,425
Allegheny Energy, Inc., 5.75%, 2019 (n)	150,000	160,140
Calpine Corp., 8%, 2016 (n)	55,000	56,375
Calpine Corp., 7.875%, 2020 (n)	65,000	62,725
CMS Energy Corp., 4.25%, 2015	140,000	137,743
Covanta Holding Corp., 7.25%, 2020	35,000	34,933
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (z)	35,000	33,950
Duke Energy Corp., 3.35%, 2015	220,000	229,597
Dynegy Holdings, Inc., 7.5%, 2015	40,000	25,600
Dynegy Holdings, Inc., 7.75%, 2019	40,000	24,200
Edison Mission Energy, 7%, 2017	65,000	38,675
EDP Finance B.V., 6%, 2018 (n)	200,000	158,498
Energy Future Holdings Corp., 10%, 2020	65,000	63,050
Energy Future Holdings Corp., 10%, 2020	145,000	141,375
Exelon Generation Co. LLC, 5.2%, 2019	70,000	75,556
FirstEnergy Corp., 6.45%, 2011	9,000	9,049
GenOn Energy, Inc., 9.875%, 2020	80,000	74,800
NRG Energy, Inc., 7.375%, 2017	30,000	30,938
NRG Energy, Inc., 8.25%, 2020	115,000	108,675
PPL WEM Holdings PLC, 3.9%, 2016 (n)	160,000	167,726
Texas Competitive Electric
Holdings Co. LLC, 11.5%, 2020 (n)	25,000	20,000
		$1,739,030

Total Bonds		$44,683,031

PREFERRED STOCKS - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (n)	30	$20,090
Ally Financial, Inc., “A”, 8.5%	3,307	57,707
GMAC Capital Trust I, 8.175%	1,575	28,744

Total Preferred Stocks		$106,541

Issuer	Shares/ Par	Value ($)
CONVERTIBLE PREFERRED STOCKS - 0.2%
Automotive - 0.1%
General Motors Co., 4.75%	1,200	$42,096

Insurance - 0.1%
MetLife, Inc., 5%	640	$36,198

Total Convertible Preferred Stocks		$78,294

FLOATING RATE LOANS (g)(r) - 0.2%
Broadcasting - 0.1%
Gray Television, Inc., Term Loan B, 3.73%, 2014	$22,304	$21,226
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	20,853	20,436

		$41,662

Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$22,538	$19,665

Gaming & Lodging - 0.1%
MGM Mirage, Term Loan, 7%, 2014	$33,978	$32,104

Total Floating Rate Loans		$93,431

COMMON STOCKS - 0.1%
Automotive - 0.0%
Accuride Corp. (a)	1,188	$6,083

Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)	9	$24,300

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	1,733	$22,754

Total Common Stocks		$53,137

	Strike Price	First Exercise
WARRANTS - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	14	$37,800

MONEY MARKET FUNDS (v) - 5.0%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value			2,428,015	$2,428,015

Total Investments				$47,480,249

OTHER ASSETS, LESS LIABILITIES - 1.7%				832,572

NET ASSETS - 100.0%				$48,312,821

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Strategic Income Portfolio

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,287,964, representing 21.29% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AE Escrow Corp., 9.75%, 2020	9/21/11	$15,000	$14,400
Academy Ltd., 9.25%, 2019	8/29/11 -9/14/11	14,292	13,950
American Media, Inc., 13.5%, 2018	12/22/10	6,861	5,745
Anthracite Ltd., CDO, 6%, 2037	5/14/02	184,897	90,000
ARCap REIT, Inc., CDO, “H”, FRN, 6.032%, 2045	6/21/11	2,049	5
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.837%, 2040	3/01/06	177,038	100,244
Bosphorus Financial Services Ltd., FRN, 2.086%, 2012	3/08/05	25,000	24,933
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	64,148	75,577
Crest Ltd., “A1” CDO, FRN, 0.842%, 2018	1/21/10	99,456	108,928
Dolphin Subsidiary ll, Inc., 7.25%, 2021	9/26/11	35,000	33,950
Dynacast International LLC, 9.25%, 2019	7/12/11 -7/15/11	35,381	31,675
Falcon Franchise Loan LLC, FRN, 4.616%, 2023	1/18/02	7,741	11,615
Falcon Franchise Loan LLC, FRN, 4.783%, 2025	1/29/03	23,239	20,418
GMAC LLC, FRN, 6.02%, 2033	11/17/00	152,707	159,783
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020	9/07/11 -9/12/11	20,884	20,350
LBI Media, Inc., 8.5%, 2017	7/18/07	54,381	34,650
Local TV Finance LLC, 9.25%, 2015	11/28/07 -2/16/11	75,017	70,091
Morgan Stanley Capital I, Inc., FRN, 1.383%, 2039	7/20/04	35,517	29,989
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	20,317	19,600
Prudential Securities Secured Financing Corp., FRN, 7.318%, 2013	12/06/04	420,180	395,511
Salomon Brothers Mortgage Securities, Inc., FRN, 7.283%, 2032	1/07/05	214,715	217,443
Sealed Air Corp., 8.125%, 2019	9/16/11	5,000	5,050
Sealed Air Corp., 8.375%, 2021	9/16/11	5,000	5,050
USI Holdings Corp., 9.75%, 2015	5/07/07 - 6/08/07	40,414	36,000

Total Restricted Securities			$1,524,957
% of Net assets			3.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Strategic Income Portfolio

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short -term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap contracts.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$170,828	$82,190	$22,754	$275,772
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	674,496	—	674,496
Non-U.S. Sovereign Debt	—	8,802,499	—	8,802,499
Corporate Bonds	—	25,796,087	—	25,796,087
Residential Mortgage-Backed Securities	—	280,100	—	280,100
Commercial Mortgage-Backed Securities	—	1,082,333	—	1,082,333
Asset-Backed Securities (including CDOs)	—	623,630	—	623,630
Foreign Bonds	—	7,423,886	—	7,423,886
Floating Rate Loans	—	93,431	—	93,431
Mutual Funds	2,428,015	—	—	2,428,015

Total Investments	$2,598,843	$44,858,652	$22,754	$47,480,249

Other Financial Instruments
Swaps	$—	$3,655	$—	$3,655
Forward Foreign Currency Exchange Contracts	—	45,826	—	45,826

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bonds	Total
Balance as of 12/31/10	$—	$6,867	$6,867
Change in unrealized appreciation (depreciation)	—	(1,122)	(1,122)
Transfers into level 3	22,754	—	22,754
Transfers out of level 3	—	(5,745)	(5,745)

Balance as of 9/30/11	$22,754	$—	$22,754

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2011 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$47,717,565

Gross unrealized appreciation	$2,407,518
Gross unrealized depreciation	(2,644,834)

Net unrealized appreciation (depreciation)	$(237,316)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(3) Derivative Contracts at 9/30/11

Forward Foreign Currency Exchange Contracts at 9/30/11 Net Unrealized

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	UBS AG	288,695	10/12/11	$300,183	$275,439	$24,744
BUY	CNY	Deutsche Bank AG	1,766,000	11/16/11	274,928	276,677	1,749
SELL	EUR	Barclays Bank PLC	52,914	10/12/11	76,039	70,887	5,152
SELL	EUR	UBS AG	1,217,785	12/15/11	1,659,999	1,630,991	29,008
SELL	GBP	Barclays Bank PLC	158,681	10/12/11	253,213	247,427	5,786
SELL	GBP	Deutsche Bank AG	158,681	10/12/11	253,213	247,427	5,786

							$72,225

Liability Derivatives
BUY	EUR	Barclays Bank PLC	38,199	10/12/11	$54,902	$51,174	$(3,728)
BUY	EUR	UBS AG	166,434	10/12/11	238,153	222,966	(15,187)
BUY	IDR	JPMorgan Chase Bank N.A.	727,447,000	10/21/11	84,626	82,632	(1,994)
SELL	JPY	JPMorgan Chase Bank N.A.	7,293,456	10/12/11	89,821	94,571	(4,750)
BUY	SEK	Deutsche Bank AG	63,821	10/12/11	10,038	9,298	(740)

							$(26,399)

Swap Agreements at 9/30/11

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	250,000 (a)	Goldman Sachs International	1.00% (fixed rate)	(1)	$3,655

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill, Inc., 7.375%, 10/01/25, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $343.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Strategic Income Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/ Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	55	11,516,697	(9,088,737)	2,428,015

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,376	$2,428,015

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2011, are as follows:

United States	65.9%
Japan	4.8%
United Kingdom	3.2%
Canada	2.9%
France	2.7%
Germany	2.4%
Italy	2.3%
Netherlands	2.2%
Brazil	1.5%
Other Countries	12.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Technology Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited)

MFS Technology Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 100.5%
Broadcasting - 1.7%
Viacom, Inc., “B”	11,230	$435,054

Business Services - 6.0%
Accenture PLC, “A”	8,670	$456,736
Cognizant Technology Solutions Corp., “A” (a)	6,540	410,058
Constant Contact, Inc. (a)	4,470	77,286
FleetCor Technologies, Inc. (a)	13,540	355,560
MSCI, Inc., “A” (a)	6,010	182,283

		$1,481,923

Computer Software - 20.4%
Autodesk, Inc. (a)	10,500	$291,690
BMC Software, Inc. (a)	7,740	298,454
Check Point Software Technologies Ltd. (a)	3,690	194,684
Citrix Systems, Inc. (a)	3,740	203,942
Oracle Corp. (s)	69,080	1,985,359
Parametric Technology Corp. (a)	8,340	128,269
Red Hat, Inc. (a)	16,020	677,005
Salesforce.com, Inc. (a)	4,240	484,547
Symantec Corp. (a)	22,760	370,988
TIBCO Software, Inc. (a)	3,050	68,290
VeriSign, Inc.	12,320	352,475

		$5,055,703

Computer Software - Systems - 25.0%
Active Network, Inc. (a)	10,200	$150,450
Apple, Inc. (a)(s)	9,160	3,491,609
BroadSoft, Inc. (a)	3,290	99,852
EMC Corp. (a)	50,800	1,066,292
International Business Machines Corp.	4,630	810,389
NetApp, Inc. (a)	4,500	152,730
Qlik Technologies, Inc. (a)	4,000	86,640
Quantum Corp. (a)	26,720	48,363
ServiceSource International, Inc. (a)	4,220	55,746
Tangoe, Inc. (a)	9,960	112,648
Verifone Systems, Inc. (a)	3,840	134,477

		$6,209,196

Consumer Services - 2.4%
HomeAway, Inc. (a)	2,560	$86,067
Priceline.com, Inc. (a)	1,130	507,890

		$593,957

Electronics - 13.3%
Advanced Micro Devices, Inc. (a)	96,672	$491,094
Aeroflex Holding Corp. (a)	7,470	67,977
ASML Holding N.V.	6,580	227,273
Broadcom Corp., “A”	9,440	314,258
Entropic Communications, Inc. (a)	8,310	34,320
JDS Uniphase Corp. (a)	50,620	504,681
KLA-Tencor Corp.	8,440	323,083
Microchip Technology, Inc.	18,010	560,291
NetLogic Microsystems, Inc. (a)	4,070	195,808
SanDisk Corp. (a)	2,400	96,840
Stratasys, Inc. (a)	2,330	43,198

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electronics - continued
Varian Semiconductor Equipment Associates, Inc. (a)	7,480	$457,402

		$3,316,225

Internet - 10.9%
Demand Media, Inc. (a)	9,910	$79,280
eBay, Inc. (a)	10,480	309,055
Google, Inc., “A” (a)(s)	3,990	2,052,376
Mail.ru Group Ltd., GDR (a)(z)	3,096	89,678
Yahoo!, Inc. (a)	13,820	181,871

		$2,712,260

Leisure & Toys - 0.2%
THQ, Inc. (a)	33,180	$57,401

Medical & Health Technology & Services - 0.6%
athenahealth, Inc. (a)	1,390	$82,775
Cerner Corp. (a)	910	62,353

		$145,128

Network & Telecom - 7.3%
Acme Packet, Inc. (a)	3,260	$138,843
F5 Networks, Inc. (a)	2,980	211,729
Finisar Corp. (a)	13,710	240,473
Fortinet, Inc. (a)	8,200	137,760
Juniper Networks, Inc. (a)	3,940	68,004
Qualcomm, Inc.	17,050	829,142
Radware Ltd. (a)	5,090	109,893
Riverbed Technology, Inc. (a)	4,200	83,832

		$1,819,676

Other Banks & Diversified Financials - 6.0%
MasterCard, Inc., “A”	2,070	$656,521
Visa, Inc., “A”	9,650	827,198

		$1,483,719

Specialty Stores - 5.5%
Amazon.com, Inc. (a)	6,270	$1,355,762

Telecommunications - Wireless - 0.8%
SBA Communications Corp. (a)	5,830	$201,018

Telephone Services - 0.4%
Cogent Communications Group, Inc. (a)	7,640	$102,758

Total Common Stocks		$24,969,780

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS PURCHASED - 0.0%
Yahoo!, Inc. - January 2012 @ $17.50	90	$5,400

PUT OPTIONS PURCHASED - 0.3%
Intel Corp. - November 2011 @ $23	251	$58,483

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Technology Portfolio

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS (v) - 0.7%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	170,226	$170,226

Total Investments		$25,203,889

Issuer/Expiration Date/ Strike Price	Number of Contracts
CALL OPTIONS WRITTEN - 0.0%
Accenture PLC, “A” - October 2011 @ $57.50	(17)	$(510)
Advanced Micro Devices, Inc. - October 2011 @ $6	(413)	(2,891)
ASML Holding N.V. - October 2011 @ $40	(37)	(925)
Oracle Corp. - October 2011 @ $32	(132)	(3,300)

Total Call Options Written		$(7,626)

PUT OPTIONS WRITTEN - (0.1)%
Accenture PLC, “A” - October 2011 @ $47	(17)	$(952)
Atmel, Corp. - October 2011 @ $7	(110)	(1,650)
Broadsoft, Inc. - October 2011 @ $25	(39)	(1,950)
eBay, Inc. - October 2011 @ $25	(50)	(2,350)
Netflix, Inc. - October 2011 @ $90	(16)	(3,664)

Issuer/Expiration Date/ Strike Price	Number of Contracts	Value ($)
PUT OPTIONS WRITTEN - continued
Oracle Corp. - October 2011 @ $27	(120)	(9,120)
Red Hat, Inc. - October 2011 @ $35	(36)	$(1,080)
Viacom, Inc., “B” - October 2011 @ $35	(25)	(2,125)
Yahoo!, Inc. - January 2012 @ $12.50	(90)	(12,870)

Total Put Options Written		$(35,761)

Issuer	Shares/Par
SECURITIES SOLD SHORT - (4.5)%
Computer Software - Systems - (0.8)%
Dell, Inc. (a)	(14,170)	$(200,506)

Electronics - (3.3)%
Cree, Inc. (a)	(3,200)	$(83,136)
Freescale Semiconductor Holdings I Ltd. (a)	(29,200)	(322,076)
Silicon Laboratories, Inc. (a)	(3,750)	(125,663)
Xilinx, Inc.	(10,320)	(283,181)

		$(814,056)

Network & Telecom - (0.4)%
Sierra Wireless, Inc. (a)	(16,000)	$(109,600)

Total Securities Sold Short		$(1,124,162)

OTHER ASSETS, LESS LIABILITIES - 3.2%		801,690

NET ASSETS - 100.0%		$24,838,030

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At September 30, 2011, the value of securities pledged amounted to $986,563.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Mail.ru Group Ltd., GDR	11/05/10 – 7/08/11	$108,709	$89,678
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Technology Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options.

3

MFS Technology Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(1) Investment Valuations – continued

The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$24,412,134	$—	$—	$24,412,134
Israel	304,578	—	—	304,578
Netherlands	227,273	—	—	227,273
Russia	—	89,678	—	89,678
Mutual Funds	170,226	—	—	170,226

Total Investments	$25,114,211	$89,678	$—	$25,203,889

Short Sales	$(1,124,162)	$—	$—	$(1,124,162)

Other Financial Instruments
Written Options	$(43,387)	$—	$—	$(43,387)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$26,703,092

Gross unrealized appreciation	$1,376,885
Gross unrealized depreciation	(2,876,088)

Net unrealized appreciation (depreciation)	$(1,499,203)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	166,838	12,149,237	(12,145,849)	170,226

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$226	$170,226

4

MFS® Total Return Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Total Return Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 57.8%
Aerospace - 4.3%
Honeywell International, Inc.	189,400	$8,316,554
Huntington Ingalls Industries, Inc. (a)	13,375	325,414
Lockheed Martin Corp.	272,620	19,803,117
Northrop Grumman Corp.	79,140	4,127,942
Precision Castparts Corp.	13,980	2,173,331
United Technologies Corp.	234,800	16,520,528

		$51,266,886

Alcoholic Beverages - 0.8%
Diageo PLC	483,084	$9,191,045

Apparel Manufacturers - 0.2%
NIKE, Inc., “B”	23,660	$2,023,167

Automotive - 0.5%
General Motors Co. (a)	68,580	$1,383,944
Johnson Controls, Inc.	195,040	5,143,205

		$6,527,149

Broadcasting - 1.9%
Omnicom Group, Inc.	171,140	$6,304,796
Viacom, Inc., “B”	206,560	8,002,134
Walt Disney Co.	285,650	8,615,204

		$22,922,134

Brokerage & Asset Managers - 0.8%
Blackrock, Inc.	29,240	$4,327,812
Charles Schwab Corp.	133,380	1,503,193
Franklin Resources, Inc.	37,050	3,543,462

		$9,374,467

Business Services - 0.9%
Accenture PLC, “A”	134,760	$7,099,157
Dun & Bradstreet Corp.	29,470	1,805,332
Fiserv, Inc. (a)	3,700	187,849
Western Union Co.	124,650	1,905,899

		$10,998,237

Cable TV - 0.5%
Comcast Corp., “Special A”	306,730	$6,346,244

Chemicals - 1.8%
3M Co.	134,260	$9,638,525
Celanese Corp.	72,780	2,367,533
E.I. du Pont de Nemours & Co.	53,780	2,149,587
PPG Industries, Inc.	105,970	7,487,840

		$21,643,485

Computer Software - 1.4%
Check Point Software Technologies Ltd. (a)	44,590	$2,352,568
Microsoft Corp.	75,610	1,881,933
Oracle Corp.	432,310	12,424,589

		$16,659,090

Computer Software - Systems - 1.3%
Hewlett-Packard Co.	138,320	$3,105,284

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - Systems - continued
International Business Machines Corp.	71,110	$12,446,383

		$15,551,667

Construction - 0.6%
Pulte Homes, Inc. (a)	106,250	$419,688
Sherwin-Williams Co.	43,710	3,248,527
Stanley Black & Decker, Inc.	73,604	3,613,956

		$7,282,171

Consumer Products - 1.0%
Avon Products, Inc.	77,010	$1,509,396
Procter & Gamble Co.	127,471	8,053,618
Reckitt Benckiser Group PLC	38,349	1,938,807

		$11,501,821

Electrical Equipment - 1.4%
Danaher Corp.	275,710	$11,563,277
Tyco International Ltd.	119,210	4,857,808

		$16,421,085

Electronics - 0.7%
ASML Holding N.V.	72,111	$2,490,714
Intel Corp.	167,930	3,581,947
Microchip Technology, Inc.	59,130	1,839,534

		$7,912,195

Energy - Independent - 2.3%
Anadarko Petroleum Corp.	39,210	$2,472,191
Apache Corp.	145,880	11,705,411
EOG Resources, Inc.	21,910	1,555,829
Noble Energy, Inc.	48,270	3,417,516
Occidental Petroleum Corp.	121,710	8,702,265

		$27,853,212

Energy - Integrated - 3.6%
Chevron Corp.	150,507	$13,924,908
EQT Corp.	45,500	2,427,880
Exxon Mobil Corp.	296,906	21,564,283
Hess Corp.	82,430	4,324,278
QEP Resources, Inc.	38,790	1,050,045

		$43,291,394

Engineering - Construction - 0.2%
Fluor Corp.	60,690	$2,825,120

Food & Beverages - 2.8%
General Mills, Inc.	163,000	$6,270,610
Groupe Danone	45,552	2,803,326
J.M. Smucker Co.	14,143	1,030,883
Kellogg Co.	47,880	2,546,737
Nestle S.A.	193,881	10,657,701
PepsiCo, Inc.	156,580	9,692,302

		$33,001,559

Food & Drug Stores - 0.8%
CVS Caremark Corp.	177,872	$5,972,942
Kroger Co.	89,020	1,954,879

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Drug Stores - continued
Walgreen Co.	48,850	$1,606,677

		$9,534,498

General Merchandise - 1.3%
Kohl’s Corp.	106,510	$5,229,641
Target Corp.	204,400	10,023,776

		$15,253,417

Health Maintenance Organizations - 0.1%
Aetna, Inc.	26,890	$977,452

Insurance - 3.8%
ACE Ltd.	146,600	$8,883,960
Aon Corp.	137,220	5,760,496
Chubb Corp.	45,690	2,740,943
MetLife, Inc.	377,760	10,581,058
Prudential Financial, Inc.	202,440	9,486,338
Travelers Cos., Inc.	153,160	7,463,487

		$44,916,282

Leisure & Toys - 0.6%
Hasbro, Inc.	157,850	$5,147,489
Mattel, Inc.	64,340	1,665,763

		$6,813,252

Machinery & Tools - 0.3%
Eaton Corp.	108,020	$3,834,710

Major Banks - 6.2%
Bank of America Corp.	1,004,170	$6,145,520
Bank of New York Mellon Corp.	588,335	10,937,148
Goldman Sachs Group, Inc.	139,470	13,186,889
JPMorgan Chase & Co.	706,462	21,278,635
PNC Financial Services Group, Inc.	89,860	4,330,353
State Street Corp.	180,670	5,810,347
SunTrust Banks, Inc.	47,110	845,625
Wells Fargo & Co.	481,140	11,605,097

		$74,139,614

Medical & Health Technology & Services - 0.3%
AmerisourceBergen Corp.	58,680	$2,187,004
Quest Diagnostics, Inc.	40,280	1,988,221

		$4,175,225

Medical Equipment - 2.3%
Becton, Dickinson & Co.	86,600	$6,349,512
Covidien PLC	71,560	3,155,796
Medtronic, Inc.	216,000	7,179,840
St. Jude Medical, Inc.	129,150	4,673,939
Thermo Fisher Scientific, Inc. (a)	113,000	5,722,320

		$27,081,407

Metals & Mining - 0.1%
Cliffs Natural Resources, Inc.	20,650	$1,056,661

Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc.	39,900	$1,033,011
Williams Cos., Inc.	135,260	3,292,228

		$4,325,239

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Network & Telecom - 0.4%
Cisco Systems, Inc.	330,460	$5,118,825

Oil Services - 0.4%
Schlumberger Ltd.	24,520	$1,464,580
Transocean, Inc.	74,060	3,535,624

		$5,000,204

Other Banks & Diversified Financials - 0.7%
MasterCard, Inc., “A”	8,500	$2,695,860
TCF Financial Corp.	105,530	966,655
Visa, Inc., “A”	42,140	3,612,241
Zions Bancorporation	93,290	1,312,590

		$8,587,346

Pharmaceuticals - 4.2%
Abbott Laboratories	270,080	$13,811,891
Bayer AG	26,546	1,458,861
Johnson & Johnson	284,480	18,124,221
Merck & Co., Inc.	48,600	1,589,706
Pfizer, Inc.	775,401	13,709,090
Roche Holding AG	12,761	2,053,011

		$50,746,780

Printing & Publishing - 0.1%
Moody’s Corp.	34,740	$1,057,833

Railroad & Shipping - 0.3%
Canadian National Railway Co.	29,330	$1,952,791
Union Pacific Corp.	14,810	1,209,533

		$3,162,324

Restaurants - 0.4%
McDonald’s Corp.	55,790	$4,899,478

Specialty Chemicals - 0.7%
Air Products & Chemicals, Inc.	95,160	$7,267,369
Airgas, Inc.	13,060	833,489

		$8,100,858

Specialty Stores - 0.5%
Advance Auto Parts, Inc.	62,230	$3,615,563
Staples, Inc.	197,870	2,631,671

		$6,247,234

Telecommunications - Wireless - 0.8%
Vodafone Group PLC	3,766,853	$9,727,317

Telephone Services - 1.5%
AT&T, Inc.	556,856	$15,881,533
CenturyLink, Inc.	57,993	1,920,728

		$17,802,261

Tobacco - 2.5%
Altria Group, Inc.	104,360	$2,797,892
Philip Morris International, Inc.	357,100	22,275,898
Reynolds American, Inc.	138,660	5,196,977

		$30,270,767

2

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Trucking - 0.2%
United Parcel Service, Inc., “B”	41,550	$2,623,883

Utilities - Electric Power - 1.9%
American Electric Power Co., Inc.	79,000	$3,003,580
Entergy Corp.	27,070	1,794,470
NRG Energy, Inc. (a)	96,720	2,051,431
PG&E Corp.	124,470	5,266,326
PPL Corp.	175,870	5,019,330
Public Service Enterprise Group, Inc. 171,370		5,718,617

		$22,853,754

Total Common Stocks		$690,898,749

BONDS - 40.6%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$490,000	$734,221

Asset-Backed & Securitized - 2.1%
Anthracite Ltd., “A”, CDO, FRN, 0.684%, 2017 (n)	$1,487,433	$1,383,312
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.837%, 2040 (z)	1,310,081	741,806
BlackRock Capital Finance LP, 7.75%, 2026 (n)	145,743	16,615
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	1,140,624	1,126,366
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2017	3,050,000	3,285,533
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2017	1,881,580	2,004,664
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	857,053	549,203
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,620,000	1,615,884
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,034,871	1,110,312
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.388%, 2041	1,985,000	2,114,241
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	1,839,069	2,006,731
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	625,373	653,534
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.184%, 2051	2,664,573	2,826,830
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	1,881,580	1,975,725
Morgan Stanley Capital I, Inc., FRN, 1.185%, 2030 (i)(n)	6,609,988	185,456
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	479,451	482,646
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	1,405,000	763,249

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
Spirit Master Funding LLC, 5.05%, 2023 (z)	$1,240,731	$1,139,785
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.096%, 2017	1,300,000	1,369,060

		$25,350,952

Automotive - 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$720,000	$755,438
Toyota Motor Credit Corp., 3.4%, 2021	1,040,000	1,048,917

		$1,804,355

Broadcasting - 0.1%
News America, Inc., 8.5%, 2025	$1,154,000	$1,515,440

Cable TV - 0.4%
Cox Communications, Inc., 4.625%, 2013	$1,167,000	$1,227,099
DIRECTV Holdings LLC, 4.6%, 2021	1,500,000	1,540,361
Time Warner Entertainment Co. LP, 8.375%, 2033	1,830,000	2,386,428

		$5,153,888

Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$1,780,000	$1,850,657

Consumer Services - 0.2%
Western Union Co., 5.4%, 2011	$1,877,000	$1,887,472

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$816,000	$893,497

Emerging Market Quasi-Sovereign - 0.2%
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	$342,000	$339,988
Petrobras International Finance Co., 6.75%, 2041	317,000	328,095
Petroleos Mexicanos, 8%, 2019	852,000	1,039,440
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	876,654	945,734

		$2,653,257

Emerging Market Sovereign - 0.2%
Republic of Peru, 7.35%, 2025	$103,000	$128,235
Russian Federation, 3.625%, 2015 (z)	2,500,000	2,456,250

		$2,584,485

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$1,510,000	$1,597,261

Energy - Integrated - 0.5%
BP Capital Markets PLC, 4.5%, 2020	$346,000	$374,763

3

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Integrated - continued
BP Capital Markets PLC, 4.742%, 2021	$987,000	$1,083,246
Hess Corp., 8.125%, 2019	330,000	425,341
Husky Energy, Inc., 5.9%, 2014	875,000	959,987
Husky Energy, Inc., 7.25%, 2019	888,000	1,088,022
Petro-Canada, 6.05%, 2018	1,794,000	2,083,889

		$6,015,248

Financial Institutions - 0.0%
General Electric Capital Corp., 5.45%, 2013	$179,000	$187,995

Food & Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc., 8%, 2039	$1,180,000	$1,754,333
Miller Brewing Co., 5.5%, 2013 (n)	1,475,000	1,582,666

		$3,336,999

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$1,140,000	$1,318,513

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$1,146,000	$1,198,593

Insurance - 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$1,405,000	$1,029,163
MetLife, Inc., 4.75%, 2021	370,000	385,049
Metropolitan Life Global Funding, 5.125%, 2013 (n)	590,000	619,275
Metropolitan Life Global Funding, 5.125%, 2014 (n)	640,000	691,241
Prudential Financial, Inc., 6.625%, 2040	500,000	540,315

		$3,265,043

Insurance - Property & Casualty - 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$1,780,000	$1,724,375
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	146,000	144,717
ZFS Finance USA Trust V, 6.5%to 2017, FRN to 2037 (n)	524,000	453,260

		$2,322,352

International Market Quasi-Sovereign - 0.8%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$980,000	$1,036,053
ING Bank N.V., 3.9%, 2014 (n)	1,450,000	1,552,986
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	1,800,000	1,539,509
KFW International Finance, Inc., 4.875%, 2019	1,460,000	1,755,015
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	2,610,000	2,643,165

Issuer	Shares/Par	Value ($)
BONDS - continued
International Market Quasi-Sovereign - continued
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	$793,000	$842,057

		$9,368,785

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$1,190,000	$1,639,332

Machinery & Tools - 0.2%
Atlas Copco AB, 5.6%, 2017 (n)	$1,760,000	$2,015,193

Major Banks - 1.6%
ABN Amro Bank N.V., FRN, 2.022%, 2014 (n)	$2,370,000	$2,257,946
Bank of America Corp., 7.375%, 2014	550,000	567,068
Bank of America Corp., 5.49%, 2019	729,000	639,779
Bank of America Corp., 7.625%, 2019	780,000	819,325
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	700,000	535,500
Commonwealth Bank of Australia, 5%, 2019 (n)	780,000	809,857
Credit Suisse New York, 5.5%, 2014	1,600,000	1,691,432
Goldman Sachs Group, Inc., 5.625%, 2017	1,446,000	1,402,717
HSBC USA, Inc., 4.875%, 2020	860,000	806,563
JPMorgan Chase & Co., 6.3%, 2019	1,310,000	1,482,041
JPMorgan Chase Capital XXII, 6.45%, 2037	632,000	629,590
JPMorgan Chase Capital XXVII, 7%, 2039	166,000	166,598
Merrill Lynch & Co., Inc., 6.15%, 2013	1,220,000	1,220,587
Morgan Stanley, 6.625%, 2018	1,650,000	1,636,902
PNC Funding Corp., 5.625%, 2017	1,180,000	1,281,159
Royal Bank of Scotland PLC, 6.125%, 2021	1,400,000	1,383,991
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	1,610,000	1,241,677
Wachovia Corp., 5.25%, 2014	787,000	825,654

		$19,398,386

Medical & Health Technology & Services - 0.2%
CareFusion Corp., 6.375%, 2019	$1,300,000	$1,554,922
Hospira, Inc., 6.05%, 2017	1,071,000	1,235,218

		$2,790,140

Metals & Mining - 0.2%
ArcelorMittal, 9.85%, 2019	$636,000	$720,633
ArcelorMittal, 5.25%, 2020	730,000	652,220
Vale Overseas Ltd., 4.625%, 2020	337,000	326,890
Vale Overseas Ltd., 6.875%, 2039	257,000	276,275

		$1,976,018

4

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage-Backed - 13.5%
Fannie Mae, 4.01%, 2013	$174,188	$180,978
Fannie Mae, 4.563%, 2014	811,236	864,324
Fannie Mae, 4.63%, 2014	436,882	464,838
Fannie Mae, 4.842%, 2014	733,594	784,132
Fannie Mae, 4.88%, 2014	297,106	320,179
Fannie Mae, 4.56%, 2015	291,842	315,105
Fannie Mae, 4.7%, 2015	629,629	681,952
Fannie Mae, 4.78%, 2015	417,430	455,971
Fannie Mae, 4.856%, 2015	298,716	325,775
Fannie Mae, 4.997%, 2015	131,416	144,116
Fannie Mae, 5.1%, 2015	480,000	512,286
Fannie Mae, 5.09%, 2016	460,000	511,038
Fannie Mae, 5.27%, 2016	539,995	599,237
Fannie Mae, 5.5%, 2016 - 2040	25,858,077	28,238,114
Fannie Mae, 5.662%, 2016	421,752	477,119
Fannie Mae, 5.724%, 2016	285,606	317,070
Fannie Mae, 5.05%, 2017	449,954	500,115
Fannie Mae, 6%, 2017 - 2037	16,789,178	18,597,458
Fannie Mae, 4.5%, 2018 - 2041	5,249,359	5,603,812
Fannie Mae, 5%, 2018 - 2041	15,648,252	16,905,700
Fannie Mae, 5.37%, 2018	600,000	677,649
Fannie Mae, 7.5%, 2030 - 2031	167,375	195,859
Fannie Mae, 6.5%, 2031 - 2037	4,684,184	5,247,378
Freddie Mac, 6%, 2016 - 2037	6,800,465	7,527,222
Freddie Mac, 3.882%, 2017	369,006	398,703
Freddie Mac, 5%, 2017 - 2039	11,743,959	12,684,593
Freddie Mac, 3.154%, 2018	148,000	154,971
Freddie Mac, 4.5%, 2018 - 2035	5,840,996	6,221,155
Freddie Mac, 5.085%, 2019	1,417,000	1,612,568
Freddie Mac, 5.5%, 2019 - 2037	8,222,324	8,964,440
Freddie Mac, 3.808%, 2020	1,217,000	1,311,646
Freddie Mac, 4%, 2024	2,345,877	2,471,058
Freddie Mac, 6.5%, 2034 - 2038	2,815,989	3,148,508
Freddie Mac, 4%, 2040 - 2041	7,763,995	8,139,254
Ginnie Mae, 4.5%, 2033 - 2041	6,981,142	7,616,689
Ginnie Mae, 5%, 2033 - 2039	6,485,444	7,133,856
Ginnie Mae, 5.5%, 2033 - 2035	3,216,647	3,574,529
Ginnie Mae, 6%, 2033 - 2038	3,124,198	3,502,773
Ginnie Mae, 4%, 2041	3,945,690	4,227,692

		$161,609,862

Natural Gas - Pipeline - 0.3%
Enterprise Products Operating LLC, 6.5%, 2019	$966,000	$1,137,443
Kinder Morgan Energy Partners LP, 7.4%, 2031	804,000	966,559
Kinder Morgan Energy Partners LP, 7.75%, 2032	590,000	737,397
Spectra Energy Capital LLC, 8%, 2019	987,000	1,240,230

		$4,081,629

Network & Telecom - 0.4%
BellSouth Corp., 6.55%, 2034	$1,472,000	$1,706,665
Telecom Italia Capital, 5.25%, 2013	752,000	735,061
Verizon New York, Inc., 6.875%, 2012	2,443,000	2,513,994

		$4,955,720

Issuer	Shares/Par	Value ($)
BONDS - continued
Other Banks & Diversified Financials - 1.0%
American Express Co., 5.5%, 2016	$938,000	$1,049,484
Banco Bradesco S.A., 6.75%, 2019 (n)	681,000	704,835
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	600,000	534,539
Capital One Financial Corp., 6.15%, 2016	1,540,000	1,631,347
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,494,000	1,449,628
HSBC Holdings PLC, 5.1%, 2021	785,000	808,354
Nordea Bank AB, 4.875%, 2021 (z)	820,000	850,740
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	599,000	557,070
Svenska Handelsbanken AB, 4.875%, 2014 (n)	2,000,000	2,113,384
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	2,430,000	1,804,275

		$11,503,656

Pharmaceuticals - 0.1%
Roche Holdings, Inc., 6%, 2019 (n)	$1,460,000	$1,783,803

Real Estate - 0.6%
Boston Properties, Inc., REIT, 5%, 2015	$369,000	$395,176
HCP, Inc., REIT, 5.375%, 2021	857,000	859,860
HRPT Properties Trust, REIT, 6.25%, 2016	2,545,000	2,731,839
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	1,271,209
WEA Finance LLC, REIT, 6.75%, 2019 (n)	426,000	473,358
WEA Finance LLC, REIT, 4.625%, 2021 (n)	1,160,000	1,107,684

		$6,839,126

Retailers - 0.3%
Home Depot, Inc., 5.95%, 2041	$323,000	$384,158
Limited Brands, Inc., 5.25%, 2014	404,000	420,160
Wal-Mart Stores, Inc., 5.25%, 2035	2,241,000	2,571,577

		$3,375,895

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$1,040,000	$1,097,192

Telecommunications - Wireless - 0.3%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$783,000	$880,091
Crown Castle Towers LLC, 4.883%, 2020 (n)	420,000	437,130
Rogers Communications, Inc., 6.8%, 2018	1,554,000	1,884,578

		$3,201,799

5

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Total Return Portfolio

Issuer	Shares/Par	Value ($)
BONDS - continued
Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$1,325,000	$1,577,339

U.S. Government Agencies and Equivalents - 0.4%
Small Business Administration, 4.77%, 2024	$567,066	$615,699
Small Business Administration, 5.18%, 2024	936,044	1,025,795
Small Business Administration, 4.99%, 2024	781,216	854,119
Small Business Administration, 5.11%, 2025	1,715,592	1,885,967

		$4,381,580

U.S. Treasury Obligations - 13.9%
U.S. Treasury Bonds, 2%, 2013	$2,348,000	$2,432,566
U.S. Treasury Bonds, 8.5%, 2020	2,554,000	3,934,557
U.S. Treasury Bonds, 8%, 2021	320,000	499,800
U.S. Treasury Bonds, 6%, 2026	651,000	932,151
U.S. Treasury Bonds, 6.75%, 2026	408,000	625,961
U.S. Treasury Bonds, 5.25%, 2029	2,881,000	3,934,815
U.S. Treasury Bonds, 5%, 2037	7,630,000	10,622,394
U.S. Treasury Bonds, 4.5%, 2039	14,705,200	19,247,725
U.S. Treasury Notes, 4.5%, 2012	1,924,000	1,972,325
U.S. Treasury Notes, 4.625%, 2012	1,800,000	1,866,094
U.S. Treasury Notes, 1.375%, 2012	6,962,000	7,047,124
U.S. Treasury Notes, 1.375%, 2013	8,612,000	8,753,323
U.S. Treasury Notes, 3.125%, 2013	32,638,000	34,478,979
U.S. Treasury Notes, 2.75%, 2013	1,080,000	1,134,337
U.S. Treasury Notes, 1.875%, 2014	13,481,000	13,993,912
U.S. Treasury Notes, 0.5%, 2014	4,399,000	4,410,349
U.S. Treasury Notes, 4.125%, 2015	4,512,000	5,082,696
U.S. Treasury Notes, 2.125%, 2015	15,339,000	16,186,173

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 2.625%, 2016	$868,000	$936,152
U.S. Treasury Notes, 5.125%, 2016	488,000	582,512
U.S. Treasury Notes, 4.75%, 2017	1,361,000	1,638,728
U.S. Treasury Notes, 3.75%, 2018	1,277,000	1,477,230
U.S. Treasury Notes, 3.125%, 2019	10,916,000	12,161,101
U.S. Treasury Notes, 3.5%, 2020	10,643,000	12,188,683

		$166,139,687

Utilities - Electric Power - 1.2%
Bruce Mansfield Unit, 6.85%, 2034	$2,501,825	$2,676,953
EDP Finance B.V., 6%, 2018 (n)	1,139,000	902,648
Enel Finance International S.A., 6.25%, 2017 (n)	1,183,000	1,194,731
MidAmerican Funding LLC, 6.927%, 2029	2,762,000	3,495,170
Oncor Electric Delivery Co., 7%, 2022	1,582,000	1,993,581
PSEG Power LLC, 6.95%, 2012	1,177,000	1,221,400
PSEG Power LLC, 5.32%, 2016	923,000	1,020,793
System Energy Resources, Inc., 5.129%, 2014 (z)	309,792	317,574
Waterford 3 Funding Corp., 8.09%, 2017	1,338,293	1,339,283

		$14,162,133

Total Bonds		$485,567,503

CONVERTIBLE PREFERRED STOCKS - 0.2%
Automotive - 0.1%
General Motors Co., 4.75%	43,700	$1,532,996

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	12,920	$715,768

Total Convertible Preferred Stocks		$2,248,764

MONEY MARKET FUNDS (v) - 1.3%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	15,373,700	$15,373,700

Total Investments		$1,194,088,716

OTHER ASSETS, LESS LIABILITIES - 0.1%		1,256,876

NET ASSETS - 100.0%		$1,195,345,592

6

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Total Return Portfolio

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $36,572,310, representing 3.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.837%, 2040	3/01/06	$1,310,081	$741,806
Nordea Bank AB, 4.875%, 2021	1/11/11	816,310	850,740
Russian Federation, 3.625%, 2015	4/22/10	2,490,369	2,456,250
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,229,467	1,139,785
System Energy Resources, Inc., 5.129%, 2014	4/16/04	309,792	317,574

Total Restricted Securities			$5,506,155
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Total Return Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third- party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

8

MFS Total Return Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$648,521,371	$—	$—	$648,521,371
United Kingdom	—	20,857,168	—	20,857,168
Switzerland	—	12,710,713	—	12,710,713
France	—	2,803,326	—	2,803,326
Netherlands	2,490,714	—	—	2,490,714
Israel	2,352,568	—	—	2,352,568
Canada	1,952,791	—	—	1,952,791
Germany	—	1,458,861	—	1,458,861
U.S. Treasury Bonds & U.S. Government	—	171,255,488	—	171,255,488
Non-U.S. Sovereign Debt	—	15,703,719	—	15,703,719
Corporate Bonds	—	75,815,187	—	75,815,187
Residential Mortgage-Backed Securities	—	163,421,580	—	163,421,580
Commercial Mortgage-Backed Securities	—	20,287,755	—	20,287,755
Asset-Backed Securities (including CDOs)	—	3,251,484	—	3,251,484
Foreign Bonds	—	35,832,291	—	35,832,291
Mutual Funds	15,373,700	—	—	15,373,700

Total Investments	$670,691,144	$523,397,572	$—	$1,194,088,716

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,238,625,272

Gross unrealized appreciation	$56,422,401
Gross unrealized depreciation	(100,958,957)

Net unrealized appreciation (depreciation)	$(44,536,556)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,034,481	185,214,451	(178,875,232)	15,373,700

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,926	$15,373,700

9

MFS® Utilities Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited)

MFS Utilities Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 94.2%
Airlines - 0.4%
Hutchison Port Holdings Trust, IEU	1,646,000	$1,088,968

Broadcasting - 0.4%
Viacom, Inc., “B”	28,590	$1,107,577

Cable TV - 9.9%
Charter Communications, Inc., “A” (a)	6,250	$292,750
Comcast Corp., “Special A”	453,320	9,379,191
DIRECTV, “A” (a)	26,860	1,134,835
Liberty Global, Inc., “A” (a)	23,640	855,295
Telenet Group Holding N.V.	95,841	3,511,380
Time Warner Cable, Inc.	64,889	4,066,594
Virgin Media, Inc.	377,300	9,187,255

		$28,427,300

Energy - Independent - 2.3%
Arch Coal, Inc.	70,790	$1,032,118
Energen Corp.	17,500	715,575
EOG Resources, Inc.	13,160	934,492
Noble Energy, Inc.	7,950	562,860
Occidental Petroleum Corp.	19,850	1,419,275
Ultra Petroleum Corp. (a)	29,600	820,512
Williams Partners LP	22,230	1,205,755

		$6,690,587

Energy - Integrated - 3.8%
EQT Corp.	97,820	$5,219,675
QEP Resources, Inc.	210,800	5,706,356

		$10,926,031

Natural Gas - Distribution - 4.8%
AGL Resources, Inc.	49,310	$2,008,889
GDF SUEZ	30,482	910,599
National Fuel Gas Co.	2,540	123,647
ONEOK, Inc.	11,120	734,365
Sempra Energy	86,130	4,435,695
Spectra Energy Corp.	164,850	4,043,771
UGI Corp.	52,640	1,382,853

		$13,639,819

Natural Gas - Pipeline - 8.9%
El Paso Corp.	530,736	$9,277,265
Enagas S.A.	207,535	3,821,881
Kinder Morgan, Inc.	173,370	4,488,549
Williams Cos., Inc.	323,037	7,862,721

		$25,450,416

Telecommunications - Wireless - 7.6%
Cellcom Israel Ltd.	188,922	$3,946,581
Millicom International Cellular S.A.	6,160	616,912
Mobile TeleSystems OJSC, ADR	169,740	2,087,802
MTN Group Ltd.	91,791	1,501,782
NII Holdings, Inc. (a)	148,870	4,012,047
SBA Communications Corp. (a)	58,530	2,018,114
Tim Participacoes S.A., ADR	170,137	4,008,428
Vodafone Group PLC	1,359,100	3,509,666

		$21,701,332

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telephone Services - 10.0%
American Tower Corp., “A” (a)	69,590	$3,743,942
Bezeq - The Israel
Telecommunication Corp. Ltd.	1,005,480	1,885,009
CenturyLink, Inc.	87,845	2,909,426
Crown Castle International Corp. (a)	55,380	2,252,305
Deutsche Telekom AG	119,940	1,410,885
Frontier Communications Corp.	113,840	695,562
Kabel Deutschland Holding AG (a)	62,835	3,399,317
Portugal Telecom, SGPS, S.A.	174,948	1,275,682
PT XL Axiata Tbk	3,057,000	1,710,529
TDC A.S.	183,911	1,500,522
Telecom Italia S.p.A.	1,965,325	1,909,375
Telecomunicacoes de Sao Paulo S.A., ADR	227,046	6,005,367

		$28,697,921

Utilities - Electric Power - 46.1%
AES Corp. (a)	662,530	$6,466,293
AES Tiete S.A., IPS	105,254	1,315,500
Aguas Andinas S.A.	4,725,275	2,500,627
American Electric Power Co., Inc.	162,110	6,163,422
Calpine Corp. (a)	366,310	5,157,645
CenterPoint Energy, Inc.	212,650	4,172,193
CEZ AS	163,784	6,311,454
China Hydroelectric Corp., ADR (a)	85,650	178,152
CMS Energy Corp.	442,260	8,752,325
Companhia de Saneamento de Minas Gerais - Copasa MG	139,700	2,210,384
Companhia Paranaense de Energia, ADR	62,100	1,130,841
Companhia Paranaense de Energia, IPS	53,800	969,988
Constellation Energy Group, Inc.	106,450	4,051,487
E-CL S.A.	500,130	1,188,609
E.ON AG	30,852	672,849
Edison International	179,840	6,878,880
EDP Renovaveis S.A. (a)	449,588	2,453,570
Eletropaulo Metropolitana S.A., IPS	111,240	1,683,760
ENEL OGK-5 OAO (a)	4,399,641	241,980
Energias de Portugal S.A.	1,708,254	5,246,634
Energias do Brasil S.A.	98,500	1,990,693
Enersis S.A., ADR	107,150	1,811,907
Exelon Corp.	17,050	726,501
FirstEnergy Corp.	44,040	1,977,836
Fortum Corp.	189,850	4,458,487
GenOn Energy, Inc. (a)	844,020	2,346,376
International Power PLC	837,707	3,968,368
Light S.A.	218,180	2,870,774
National Grid PLC	192,239	1,906,064
NextEra Energy, Inc.	88,720	4,792,654
Northeast Utilities	42,040	1,414,646
NRG Energy, Inc. (a)	183,836	3,899,162
NV Energy, Inc.	124,360	1,829,336
OGE Energy Corp.	82,050	3,921,170
OGK-4 OAO (a)	4,609,147	276,549
PG&E Corp.	116,430	4,926,153
PPL Corp.	117,270	3,346,886
Public Service Enterprise Group, Inc.	238,320	7,952,738
Red Electrica de Espana	86,429	3,944,134
SSE PLC	115,284	2,305,551

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Utilities Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
TGK International GmbH	1,035,209,542	$310,563
Tractebel Energia S.A.	259,000	3,595,213

		$132,318,354

Total Common Stocks		$270,048,305

BONDS - 0.5%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 4.375%, 2023 (i)(z)	$246,812	$14,192

Utilities - Electric Power - 0.5%
GenOn Energy, Inc., 9.875%, 2020	$1,437,000	$1,343,595

Total Bonds		$1,357,787

CONVERTIBLE PREFERRED STOCKS - 2.8%
Utilities - Electric Power - 2.8%
Great Plains Energy, Inc., 12%	30,050	$1,803,000
NextEra Energy, Inc., 7%	35,380	1,765,462

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS - continued
Utilities - Electric Power - continued
PPL Corp., 8.75%	34,780	$1,891,684
PPL Corp., 9.5%	44,200	2,448,680

Total Convertible Preferred Stocks		$7,908,826

CONVERTIBLE BONDS - 1.2%
Cable TV - 0.8%
Virgin Media, Inc., 6.5%, 2016	$1,522,000	$2,283,000

Telecommunications - Wireless - 0.4%
SBA Communications Corp., 4%, 2014	$947,000	$1,225,181

Total Convertible Bonds		$3,508,181

MONEY MARKET FUNDS (v) - 0.1%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	424,132	$424,132

Total Investments		$283,247,231

OTHER ASSETS, LESS LIABILITIES - 1.2%		3,496,492

NET ASSETS - 100.0%		$286,743,723

(a)	Non-income producing security.
(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 4.375%, 2023	1/18/02	$11,396	$14,192
% of Net assets			0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
EUR	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Utilities Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third- party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

3

MFS Utilities Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$180,313,795	$—	$—	$180,313,795
Brazil	25,780,948	—	—	25,780,948
United Kingdom	—	11,689,649	—	11,689,649
Portugal	—	8,975,886	—	8,975,886
Spain	—	7,766,015	—	7,766,015
Czech Republic	6,311,454	—	—	6,311,454
Israel	3,946,581	1,885,009	—	5,831,590
Chile	5,501,143	—	—	5,501,143
Germany	3,399,317	2,083,734	—	5,483,051
Other Countries	3,095,046	17,208,554	—	20,303,600
Corporate Bonds	—	4,851,776	—	4,851,776
Commercial Mortgage-Backed Securities	—	14,192	—	14,192
Mutual Funds	424,132	—	—	424,132

Total Investments	$228,772,416	$54,474,815	$—	$283,247,231

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,558,032	$—	$3,558,032

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $42,603,081 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$300,052,920

Gross unrealized appreciation	$17,584,859
Gross unrealized depreciation	(34,390,548)

Net unrealized appreciation (depreciation)	$(16,805,689)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

MFS Utilities Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(3) Derivative Contracts at 9/30/11

Forward Foreign Currency Exchange Contracts at 9/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	BRL	Barclays Bank PLC	5,157,736	10/04/11 -11/03/11	$3,205,316	$2,733,461	$471,855
SELL	BRL	Credit Suisse Group	1,786,000	11/04/11	1,103,150	942,555	160,595
SELL	BRL	Deutsche Bank AG	4,135,729	10/04/11 -11/04/11	2,558,144	2,190,073	368,071
SELL	BRL	HSBC Bank	2,294,122	11/07/11	1,385,758	1,210,053	175,705
SELL	BRL	JPMorgan Chase Bank N.A.	23,390,853	10/04/11 -11/04/11	14,192,510	12,404,743	1,787,767
SELL	EUR	Barclays Bank PLC	68,110	10/12/11	94,937	91,244	3,693
SELL	EUR	Citibank N.A.	645,439	10/12/11	913,030	864,675	48,355
SELL	EUR	Credit Suisse Group	361,706	10/12/11	504,071	484,566	19,505
SELL	EUR	Deutsche Bank AG	2,739,191	10/12/11	3,920,781	3,669,611	251,170
SELL	EUR	Goldman Sachs International	69,341	10/12/11	98,537	92,894	5,643
SELL	EUR	HSBC Bank	170,964	10/12/11 - 1/12/12	236,400	229,000	7,400
SELL	EUR	JPMorgan Chase Bank N.A.	450,908	10/12/11	623,092	604,067	19,025
SELL	EUR	Merrill Lynch International Bank	345,060	10/12/11	492,608	462,266	30,342
SELL	EUR	Royal Bank of Scotland Group PLC	77,609	10/12/11	111,072	103,970	7,102
SELL	EUR	UBS AG	15,638,415	10/12/11 -12/15/11	21,346,817	20,944,840	401,977
BUY	GBP	Barclays Bank PLC	645,820	10/12/11	1,001,566	1,007,012	5,446
SELL	GBP	Barclays Bank PLC	5,380,784	10/12/11	8,598,994	8,390,131	208,863
SELL	GBP	Citibank N.A.	13,825	10/12/11	22,269	21,557	712
SELL	GBP	Deutsche Bank AG	5,027,714	10/12/11	8,022,925	7,839,598	183,327

							$4,156,553

Liability Derivatives
BUY	BRL	Barclays Bank PLC	2,724,736	10/04/11	$1,469,336	$1,449,135	$(20,201)
BUY	BRL	Deutsche Bank AG	1,819,729	10/04/11	981,303	967,812	(13,491)
BUY	BRL	JPMorgan Chase Bank N.A.	14,478,174	10/04/11	7,820,377	7,700,133	(120,244)
BUY	EUR	Barclays Bank PLC	665,539	10/12/11	936,945	891,603	(45,342)
BUY	EUR	Citibank N.A.	536,868	10/12/11	769,552	719,226	(50,326)
BUY	EUR	Credit Suisse Group	604,099	10/12/11	858,678	809,293	(49,385)
BUY	EUR	Deutsche Bank AG	77,577	10/12/11	111,247	103,928	(7,319)
BUY	EUR	Goldman Sachs International	1,166,000	10/12/11	1,681,166	1,562,055	(119,111)
BUY	EUR	JPMorgan Chase Bank N.A.	677,193	10/12/11	976,164	907,215	(68,949)
BUY	EUR	Merrill Lynch International Bank	337,262	10/12/11	483,111	451,820	(31,291)
BUY	EUR	UBS AG	387,869	10/12/11	555,136	519,616	(35,520)
BUY	GBP	Barclays Bank PLC	47,595	10/12/11	77,507	74,213	(3,294)
BUY	GBP	Citibank N.A.	14,920	10/12/11	24,474	23,264	(1,210)
BUY	GBP	Credit Suisse Group	211,255	10/12/11	337,014	329,406	(7,608)
BUY	GBP	Deutsche Bank AG	257,305	10/12/11 - 1/12/12	415,694	401,136	(14,558)
BUY	GBP	Goldman Sachs International	118,558	10/12/11	187,669	184,865	(2,804)
BUY	GBP	JPMorgan Chase Bank N.A.	280,892	10/12/11	445,856	437,988	(7,868)

							$(598,521)

At September 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

MFS Utilities Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	759,461	47,140,922	(47,476,251)	424,132

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,432	$424,132

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2011, are as follows:

United States	65.9%
Brazil	9.0%
United Kingdom	4.1%
Portugal	3.1%
Spain	2.7%
Czech Republic	2.2%
Israel	2.0%
Chile	1.9%
Germany	1.9%
Other Countries	7.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

MFS® Value Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Value Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.6%
Aerospace - 8.6%
Honeywell International, Inc.	160,940	$7,066,876
Huntington Ingalls Industries, Inc. (a)	17,818	433,512
Lockheed Martin Corp.	235,047	17,073,814
Northrop Grumman Corp.	98,720	5,149,235
United Technologies Corp.	156,815	11,033,503

		$40,756,940

Alcoholic Beverages - 1.7%
Diageo PLC	417,309	$7,939,625

Automotive - 1.0%
General Motors Co. (a)	47,320	$954,918
Johnson Controls, Inc.	147,635	3,893,135

		$4,848,053

Broadcasting - 3.4%
Omnicom Group, Inc.	136,778	$5,038,902
Viacom, Inc., “B”	117,140	4,538,004
Walt Disney Co.	215,882	6,511,001

		$16,087,907

Brokerage & Asset Managers - 1.2%
Blackrock, Inc.	31,734	$4,696,949
Franklin Resources, Inc.	12,060	1,153,418

		$5,850,367

Business Services - 3.0%
Accenture PLC, “A”	171,307	$9,024,453
Dun & Bradstreet Corp.	39,857	2,441,640
Fiserv, Inc. (a)	4,950	251,312
Western Union Co.	169,165	2,586,533

		$14,303,938

Cable TV - 0.7%
Comcast Corp., “Special A”	153,340	$3,172,605

Chemicals - 2.5%
3M Co.	96,158	$6,903,183
PPG Industries, Inc.	72,677	5,135,357

		$12,038,540

Computer Software - 2.2%
Oracle Corp.	363,433	$10,445,064

Computer Software - Systems - 2.8%
Hewlett-Packard Co.	82,730	$1,857,289
International Business Machines Corp.	64,355	11,264,056

		$13,121,345

Construction - 2.0%
Pulte Homes, Inc. (a)	142,338	$562,235
Sherwin-Williams Co.	58,112	4,318,884
Stanley Black & Decker, Inc.	98,406	4,831,735

		$9,712,854

Consumer Products - 0.5%
Procter & Gamble Co.	39,528	$2,497,379

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Electrical Equipment - 2.0%
Danaher Corp.	127,950	$5,366,223
Tyco International Ltd.	103,660	4,224,145

		$9,590,368

Electronics - 1.4%
ASML Holding N.V.	53,560	$1,849,962
Intel Corp.	217,222	4,633,345

		$6,483,307

Energy - Independent - 3.2%
Apache Corp.	68,435	$5,491,224
EOG Resources, Inc.	29,432	2,089,966
Occidental Petroleum Corp.	102,607	7,336,401

		$14,917,591

Energy - Integrated - 4.4%
Chevron Corp.	113,313	$10,483,719
Exxon Mobil Corp.	114,217	8,295,581
Hess Corp.	36,065	1,891,970

		$20,671,270

Engineering - Construction - 0.2%
Fluor Corp.	16,400	$763,420

Food & Beverages - 5.2%
General Mills, Inc.	219,690	$8,451,474
J.M. Smucker Co.	17,947	1,308,157
Kellogg Co.	60,650	3,225,974
Nestle S.A.	114,527	6,295,586
PepsiCo, Inc.	87,773	5,433,149

		$24,714,340

Food & Drug Stores - 0.7%
CVS Caremark Corp.	96,123	$3,227,810

General Merchandise - 2.0%
Kohl’s Corp.	38,360	$1,883,476
Target Corp.	153,080	7,507,043

		$9,390,519

Insurance - 7.1%
ACE Ltd.	69,400	$4,205,640
Aon Corp.	116,590	4,894,448
Chubb Corp.	62,425	3,744,876
MetLife, Inc.	310,708	8,702,931
Prudential Financial, Inc.	136,247	6,384,534
Travelers Cos., Inc.	115,485	5,627,584

		$33,560,013

Leisure & Toys - 1.0%
Hasbro, Inc.	141,903	$4,627,457

Machinery & Tools - 0.5%
Eaton Corp.	64,640	$2,294,720

Major Banks - 11.0%
Bank of America Corp.	653,730	$4,000,828
Bank of New York Mellon Corp.	401,995	7,473,087
Goldman Sachs Group, Inc.	123,352	11,662,932

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
JPMorgan Chase & Co.	396,302	$11,936,616
PNC Financial Services Group, Inc.	73,635	3,548,471
State Street Corp.	113,115	3,637,778
SunTrust Banks, Inc.	37,560	674,202
Wells Fargo & Co.	372,342	8,980,889

		$51,914,803

Medical & Health Technology & Services - 0.6%
Quest Diagnostics, Inc.	54,040	$2,667,414

Medical Equipment - 3.6%
Becton, Dickinson & Co.	66,042	$4,842,199
Medtronic, Inc.	196,630	6,535,981
St. Jude Medical, Inc.	82,600	2,989,294
Thermo Fisher Scientific, Inc. (a)	56,585	2,865,464

		$17,232,938

Network & Telecom - 0.7%
Cisco Systems, Inc.	211,680	$3,278,923

Oil Services - 0.6%
Transocean, Inc.	55,460	$2,647,660

Other Banks & Diversified Financials - 0.7%
MasterCard, Inc., “A”	11,130	$3,529,991

Pharmaceuticals - 9.0%
Abbott Laboratories	214,022	$10,945,085
Johnson & Johnson	232,027	14,782,440
Merck & Co., Inc.	56,132	1,836,078
Pfizer, Inc.	689,468	12,189,794
Roche Holding AG	17,480	2,812,212

		$42,565,609

Printing & Publishing - 0.3%
Moody’s Corp.	46,280	$1,409,226

Railroad & Shipping - 0.6%
Canadian National Railway Co.	40,000	$2,663,200

Restaurants - 0.5%
McDonald’s Corp.	26,210	$2,301,762

Specialty Chemicals - 1.0%
Air Products & Chemicals, Inc.	64,817	$4,950,074

Specialty Stores - 0.9%
Advance Auto Parts, Inc.	51,270	$2,978,787
Staples, Inc.	106,360	1,414,588

		$4,393,375

Telecommunications - Wireless - 1.5%
Vodafone Group PLC	2,745,091	$7,088,774

Telephone Services - 3.0%
AT&T, Inc.	501,502	$14,302,837

Tobacco - 5.3%
Altria Group, Inc.	139,502	$3,740,049
Philip Morris International, Inc.	286,385	17,864,696

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Tobacco - continued
Reynolds American, Inc.	86,640	$3,247,267

		$24,852,012

Utilities - Electric Power - 2.0%
PG&E Corp.	129,668	$5,486,253
PPL Corp.	67,282	1,920,228
Public Service Enterprise Group, Inc.	64,513	2,152,799

		$9,559,280

Total Common Stocks		$466,373,310

CONVERTIBLE PREFERRED STOCKS - 0.2%
Utilities - Electric Power - 0.2%
PPL Corp., 9.5%	17,340	$960,636

MONEY MARKET FUNDS (v) - 1.2%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	5,609,987	$5,609,987

Total Investments		$472,943,933

OTHER ASSETS, LESS LIABILITIES - 0.0%		103,113

NET ASSETS - 100.0%		$473,047,046

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC        Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Value Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$438,684,587	$—	$—	$438,684,587
United Kingdom	—	15,028,399	—	15,028,399
Switzerland	—	9,107,798	—	9,107,798
Canada	2,663,200	—	—	2,663,200
Netherlands	1,849,962	—	—	1,849,962
Mutual Funds	5,609,987	—	—	5,609,987

Total Investments	$448,807,736	$24,136,197	$—	$472,943,933

For further information regarding security characteristics, see the Portfolio of Investments.

3

MFS Value Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$508,122,726

Gross unrealized appreciation	$25,817,348
Gross unrealized depreciation	(60,996,141)

Net unrealized appreciation (depreciation)	$(35,178,793)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,137,996	79,186,279	(77,714,288)	5,609,987

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,995	$5,609,987

4

MFS® Blended Research® Growth Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited)

MFS Blended Research Growth Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.6%
Aerospace - 2.4%
Honeywell International, Inc.	109	$4,784
Lockheed Martin Corp.	375	27,240
Northrop Grumman Corp.	457	23,837
United Technologies Corp.	124	8,725

		$64,586

Apparel Manufacturers - 0.3%
Polo Ralph Lauren Corp.	58	$7,523

Automotive - 0.2%
BorgWarner Transmission Systems, Inc. (a)	68	$4,116

Biotechnology - 2.6%
Amgen, Inc.	551	$30,277
Gilead Sciences, Inc. (a)	1,061	41,167

		$71,444

Broadcasting - 0.7%
CBS Corp., “B”	912	$18,587

Business Services - 2.0%
Accenture PLC, “A”	640	$33,715
Alliance Data Systems Corp. (a)	158	14,647
Cognizant Technology Solutions Corp., “A” (a)	98	6,145

		$54,507

Cable TV - 1.7%
DIRECTV, “A” (a)	532	$22,477
Virgin Media, Inc.	986	24,009

		$46,486

Chemicals - 2.9%
3M Co.	363	$26,060
CF Industries Holdings, Inc.	57	7,033
E.I. du Pont de Nemours & Co.	506	20,225
PPG Industries, Inc.	365	25,791

		$79,109

Computer Software - 8.9%
Autodesk, Inc. (a)	383	$10,640
Microsoft Corp.	2,192	54,559
Nuance Communications, Inc. (a)	1,690	34,408
Oracle Corp.	2,419	69,522
Symantec Corp. (a)	2,011	32,779
TIBCO Software, Inc. (a)	391	8,754
VeriSign, Inc.	1,035	29,611

		$240,273

Computer Software - Systems - 10.0%
Apple, Inc. (a)	453	$172,675
International Business Machines Corp.	378	66,161
VMware, Inc. (a)	376	30,223

		$269,059

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Consumer Products - 0.9%
Avon Products, Inc.	1,203	$23,579

Consumer Services - 0.6%
Apollo Group, Inc., “A” (a)	405	$16,042

Electrical Equipment - 0.5%
Danaher Corp.	338	$14,176

Electronics - 1.8%
Intel Corp.	1,382	$29,478
Microchip Technology, Inc.	630	19,599

		$49,077

Energy - Independent - 0.7%
Cabot Oil & Gas Corp.	315	$19,502

Energy - Integrated - 6.5%
Chevron Corp.	330	$30,532
Exxon Mobil Corp.	2,013	146,204

		$176,736

Engineering - Construction - 0.8%
Fluor Corp.	478	$22,251

Food & Beverages - 6.5%
Coca-Cola Co.	501	$33,848
Coca-Cola Enterprises, Inc.	1,191	29,632
Dr Pepper Snapple Group, Inc.	806	31,257
General Mills, Inc.	692	26,621
PepsiCo, Inc.	869	53,791

		$175,149

Food & Drug Stores - 2.1%
CVS Caremark Corp.	782	$26,260
Whole Foods Market, Inc.	468	30,565

		$56,825

Gaming & Lodging - 0.8%
Wynn Resorts Ltd.	190	$21,865

General Merchandise - 2.3%
Dollar General Corp. (a)	692	$26,130
Macy’s, Inc.	1,378	36,269

		$62,399

Health Maintenance Organizations - 1.4%
Aetna, Inc.	701	$25,481
WellPoint, Inc.	171	11,163

		$36,644

Insurance - 1.3%
Aflac, Inc.	292	$10,205
Prudential Financial, Inc.	534	25,023

		$35,228

Internet - 3.2%
Google, Inc., “A” (a)	168	$86,416

1

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

MFS Blended Research Growth Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Leisure & Toys - 0.5%
Mattel, Inc.	500	$12,945

Machinery & Tools - 3.7%
Cummins, Inc.	332	$27,111
Joy Global, Inc.	467	29,131
Kennametal, Inc.	461	15,093
Pitney Bowes, Inc.	1,009	18,969
Sauer-Danfoss, Inc. (a)	362	10,462

		$100,766

Medical & Health Technology & Services - 1.3%
McKesson Corp.	488	$35,478

Medical Equipment - 2.1%
Medtronic, Inc.	784	$26,060
St. Jude Medical, Inc.	147	5,320
Thermo Fisher Scientific, Inc. (a)	492	24,915

		$56,295

Metals & Mining - 1.8%
Cliffs Natural Resources, Inc.	551	$28,195
Freeport-McMoRan Copper & Gold, Inc.	389	11,845
Molycorp, Inc. (a)	236	7,757

		$47,797

Natural Gas - Pipeline - 1.4%
El Paso Corp.	552	$9,649
Williams Cos., Inc.	1,108	26,969

		$36,618

Network & Telecom - 2.6%
Acme Packet, Inc. (a)	670	$28,535
F5 Networks, Inc. (a)	262	18,615
Polycom, Inc. (a)	1,102	20,244
Qualcomm, Inc.	81	3,939

		$71,333

Oil Services - 2.0%
Halliburton Co.	888	$27,102
Schlumberger Ltd.	178	10,632
Weatherford International Ltd. (a)	1,269	15,494

		$53,228

Other Banks & Diversified Financials - 2.1%
Citigroup, Inc.	656	$16,807
Discover Financial Services	1,232	28,262
MasterCard, Inc., “A”	38	12,052

		$57,121

Pharmaceuticals - 3.9%
Abbott Laboratories	1,223	$62,544
Johnson & Johnson	661	42,112

		$104,656

Pollution Control - 0.8%
Republic Services, Inc.	781	$21,915

Real Estate - 1.2%
Boston Properties, Inc., REIT	89	$7,930

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Real Estate - continued
Public Storage, Inc., REIT	231	$25,722

		$33,652

Restaurants - 2.7%
McDonald’s Corp.	838	$73,593

Specialty Chemicals - 2.0%
Air Products & Chemicals, Inc.	140	$10,692
Airgas, Inc.	473	30,187
Kronos Worldwide, Inc.	784	12,607

		$53,486

Specialty Stores - 3.3%
Abercrombie & Fitch Co., “A”	490	$30,164
IAC/InterActiveCorp (a)	386	15,266
Netflix, Inc. (a)	100	11,316
Tractor Supply Co.	510	31,901

		$88,647

Telephone Services - 0.9%
American Tower Corp., “A” (a)	436	$23,457

Tobacco - 2.9%
Lorillard, Inc.	33	$3,653
Philip Morris International, Inc.	1,184	73,858

		$77,511

Trucking - 1.8%
United Parcel Service, Inc., “B”	750	$47,363

Utilities - Electric Power - 0.5%
AES Corp. (a)	1,459	$14,240

Total Common Stocks		$2,661,680

MONEY MARKET FUNDS (v) - 1.9%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	51,230	$51,230

Total Investments		$2,712,910

OTHER ASSETS, LESS LIABILITIES - (0.5)%		(13,843)

NET ASSETS - 100.0%		$2,699,067

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Blended Research Growth Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,661,680	$—	$—	$2,661,680
Mutual Funds	51,230	—	—	51,230

Total Investments	$2,712,910	$—	$—	$2,712,910

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,832,632

Gross unrealized appreciation	$205,942
Gross unrealized depreciation	(325,664)

Net unrealized appreciation (depreciation)	$(119,722)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Blended Research Growth Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	73,664	218,408	(240,842)	51,230

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$62	$51,230

4

MFS® Blended Research® Value Portfolio

MFS® Variable Insurance Trust II

QUARTERLY REPORT

September 30, 2011

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

MFS Blended Research Value Portfolio

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.5%
Aerospace - 2.4%
Lockheed Martin Corp.	90	$6,533
Northrop Grumman Corp.	490	25,558
Textron, Inc.	1,230	21,697

		$53,788

Automotive - 0.7%
Johnson Controls, Inc.	620	$16,349

Biotechnology - 1.9%
Amgen, Inc.	760	$41,762

Broadcasting - 1.5%
CBS Corp., “B”	940	$19,157
Viacom, Inc., “B”	270	10,460
Walt Disney Co.	160	4,826

		$34,443

Brokerage & Asset Managers - 1.2%
NASDAQ OMX Group, Inc. (a)	1,105	$25,570

Business Services - 0.3%
Towers Watson & Co.	120	$7,174

Cable TV - 1.6%
Comcast Corp., “A”	600	$12,540
Virgin Media, Inc.	960	23,376

		$35,916

Chemicals - 0.3%
E.I. du Pont de Nemours & Co.	170	$6,795

Computer Software - 0.3%
Oracle Corp.	270	$7,760

Computer Software - Systems - 1.0%
Apple, Inc. (a)	60	$22,871

Construction - 1.0%
Owens Corning (a)	1,040	$22,547

Consumer Products - 2.8%
Newell Rubbermaid, Inc.	690	$8,190
Procter & Gamble Co.	850	53,703

		$61,893

Electrical Equipment - 2.1%
General Electric Co.	2,610	$39,776
WESCO International, Inc. (a)	210	7,046

		$46,822

Electronics - 3.2%
Advanced Micro Devices, Inc. (a)	1,546	$7,854
Intel Corp.	1,010	21,543
Microchip Technology, Inc.	710	22,088
SanDisk Corp. (a)	470	18,965

		$70,450

Energy - Independent - 2.2%
Apache Corp.	350	$28,084

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Energy - Independent - continued
Marathon Oil Corp.	600	$12,948
Marathon Petroleum Corp.	300	8,118

		$49,150

Energy - Integrated - 7.9%
Chevron Corp.	1,060	$98,071
ConocoPhillips	320	20,262
Exxon Mobil Corp.	800	58,104

		$176,437

Food & Beverages - 3.1%
Bunge Ltd.	170	$9,909
Dr Pepper Snapple Group, Inc.	510	19,778
General Mills, Inc.	610	23,467
Smithfield Foods, Inc. (a)	810	15,795

		$68,949

Food & Drug Stores - 2.3%
CVS Caremark Corp.	1,220	$40,968
Kroger Co.	510	11,200

		$52,168

Forest & Paper Products - 0.7%
Domtar Corp.	230	$15,679

Gaming & Lodging - 0.2%
Royal Caribbean Cruises Ltd.	240	$5,194

General Merchandise - 1.6%
Macy’s, Inc.	1,360	$35,795

Health Maintenance Organizations - 2.4%
Aetna, Inc.	1,020	$37,077
Humana, Inc.	230	16,728

		$53,805

Insurance - 7.9%
ACE Ltd.	360	$21,816
Aflac, Inc.	800	27,960
Allied World Assurance Co.	430	23,095
American International Group, Inc. (a)	180	3,951
Berkshire Hathaway, Inc., “B” (a)	330	23,443
Chubb Corp.	190	11,398
MetLife, Inc.	180	5,042
Prudential Financial, Inc.	720	33,739
Travelers Cos., Inc.	530	25,827

		$176,271

Leisure & Toys - 1.2%
Activision Blizzard, Inc.	1,480	$17,612
Mattel, Inc.	380	9,838

		$27,450

Machinery & Tools - 0.2%
Navistar International Corp. (a)	110	$3,533

Major Banks - 7.8%
Bank of America Corp.	5,572	$34,101
Bank of New York Mellon Corp.	590	10,968

1

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

MFS Blended Research Value Portfolio

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
JPMorgan Chase & Co.	2,310	$69,577
PNC Financial Services Group, Inc.	740	35,661
Wells Fargo & Co.	970	23,396

		$173,703

Medical & Health Technology & Services - 1.3%
McKesson Corp.	390	$28,353

Medical Equipment - 0.7%
Thermo Fisher Scientific, Inc. (a)	290	$14,686

Metals & Mining - 0.8%
Cliffs Natural Resources, Inc.	360	$18,421

Natural Gas - Distribution - 1.4%
Sempra Energy	590	$30,385

Natural Gas - Pipeline - 1.7%
El Paso Corp.	580	$10,138
Williams Cos., Inc.	1,100	26,774

		$36,912

Network & Telecom - 1.7%
Cisco Systems, Inc.	1,470	$22,770
Garmin Ltd.	450	14,297

		$37,067

Oil Services - 0.5%
National Oilwell Varco, Inc.	230	$11,781

Other Banks & Diversified Financials - 5.0%
Capital One Financial Corp.	710	$28,137
Citigroup, Inc.	1,938	49,652
Discover Financial Services	1,420	32,575

		$110,364

Pharmaceuticals - 7.0%
Abbott Laboratories	570	$29,150
Johnson & Johnson	890	56,702
Merck & Co., Inc.	460	15,047
Pfizer, Inc.	3,070	54,278

		$155,177

Pollution Control - 0.7%
Republic Services, Inc.	552	$15,489

Printing & Publishing - 0.8%
Moody’s Corp.	570	$17,357

Railroad & Shipping - 1.3%
CSX Corp.	1,530	$28,565

Real Estate - 2.9%
Annaly Mortgage Management, Inc., REIT	1,560	$25,943
Equity Residential, REIT	340	17,636
Federal Realty Investment Trust, REIT	250	20,603

		$64,182

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Chemicals - 0.8%
Cytec Industries, Inc.	480	$16,867

Specialty Stores - 1.7%
Abercrombie & Fitch Co., “A”	280	$17,237
Best Buy Co., Inc.	300	6,990
IAC/InterActiveCorp (a)	340	13,447

		$37,674

Telecommunications - Wireless - 0.3%
Sprint Nextel Corp. (a)	2,440	$7,418

Telephone Services - 4.5%
AT&T, Inc.	2,890	$82,423
CenturyLink, Inc.	207	6,856
Verizon Communications, Inc.	310	11,408

		$100,687

Tobacco - 1.6%
Reynolds American, Inc.	920	$34,482

Utilities - Electric Power - 6.0%
AES Corp. (a)	2,840	$27,718
Alliant Energy Corp.	290	11,217
American Electric Power Co., Inc.	400	15,208
Edison International	280	10,710
NRG Energy, Inc. (a)	1,410	29,906
PPL Corp.	390	11,131
Wisconsin Energy Corp.	850	26,597

		$132,487

Total Common Stocks		$2,190,628

MONEY MARKET FUNDS (v) - 2.0%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	44,883	$44,883

Total Investments		$2,235,511

OTHER ASSETS, LESS LIABILITIES - (0.5)%		(11,227)

NET ASSETS - 100.0%		$2,224,284

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT     Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Blended Research Value Portfolio

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,190,628	$—	$—	$2,190,628
Mutual Funds	44,883	—	—	44,883

Total Investments	$2,235,511	$—	$—	$2,235,511

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,738,176

Gross unrealized appreciation	$69,168
Gross unrealized depreciation	(571,833)

Net unrealized appreciation (depreciation)	$(502,665)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

MFS Blended Research Value Portfolio

Supplemental Information (Unaudited) 9/30/11 - continued

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	51,719	182,499	(189,335)	44,883

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$58	$44,883

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2011

*	Print name and title of each signing officer under his or her signature.